Consolidated Income Statements (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sales of products	$ 26,291	$ 26,820	$ 29,705
Sales of services	5,298	4,975	5,207
Total revenues	31,589	31,795	34,912
Cost of products	(18,607)	(19,057)	(20,506)
Cost of services	(3,453)	(3,413)	(3,466)
Total cost of sales	(22,060)	(22,470)	(23,972)
Gross profit	9,529	9,325	10,940
Selling, general and administrative expenses	(4,615)	(4,491)	(4,795)
Non-order related research and development expenses	(1,082)	(1,037)	(1,027)
Other income (expense), net	(14)	329	(566)
Earnings before interest and taxes	3,818	4,126	4,552
Interest and dividend income	95	121	315
Interest and other finance expense	(173)	(127)	(349)
Income from continuing operations before taxes	3,740	4,120	4,518
Provision for taxes	(1,018)	(1,001)	(1,119)
Income from continuing operations, net of tax	2,722	3,119	3,399
Income (loss) from discontinued operations, net of tax	10	17	(21)
Net income	2,732	3,136	3,378
Net income attributable to noncontrolling interests	(171)	(235)	(260)
Net income attributable to ABB	2,561	2,901	3,118
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,551	2,884	3,142
Net income	$ 2,561	$ 2,901	$ 3,118
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.12	$ 1.26	$ 1.37
Net income (in dollars per share)	$ 1.12	$ 1.27	$ 1.36
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.11	$ 1.26	$ 1.37
Net income (in dollars per share)	$ 1.12	$ 1.27	$ 1.36
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,287	2,284	2,287
Diluted earnings per share attributable to ABB shareholders (in shares)	2,291	2,288	2,296

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash and equivalents	$ 5,897	$ 7,119
Marketable securities and short-term investments	2,713	2,433
Receivables, net	9,970	9,451
Inventories, net	4,878	4,550
Prepaid expenses	193	236
Deferred taxes	896	900
Other current assets	801	540
Total current assets	25,348	25,229
Financing receivables, net	420	452
Property, plant and equipment, net	4,356	4,072
Goodwill	4,085	3,026
Other intangible assets, net	701	443
Prepaid pension and other employee benefits	173	112
Investments in equity method companies	19	49
Deferred taxes	846	1,052
Other non-current assets	347	293
Total assets	36,295	34,728
Accounts payable, trade	4,555	3,853
Billings in excess of sales	1,730	1,623
Employee and other payables	1,526	1,326
Short-term debt and current maturities of long-term debt	1,043	161
Advances from customers	1,764	1,806
Deferred taxes	357	327
Provisions for warranties	1,393	1,280
Provisions and other current liabilities	2,726	2,603
Accrued expenses	1,644	1,600
Total current liabilities	16,738	14,579
Long-term debt	1,139	2,172
Pension and other employee benefits	831	1,179
Deferred taxes	411	328
Other non-current liabilities	1,718	1,997
Total liabilities	20,837	20,255
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,308,782,064 and 2,329,324,797 issued shares at December 31, 2010 and 2009, respectively)	1,454	3,943
Retained earnings	15,389	12,828
Accumulated other comprehensive loss	(1,517)	(2,084)
Treasury stock, at cost (25,317,453 and 39,901,593 shares at December 31, 2010 and 2009, respectively)	(441)	(897)
Total ABB stockholders' equity	14,885	13,790
Noncontrolling interests	573	683
Total stockholders' equity	15,458	14,473
Total liabilities and stockholders' equity	$ 36,295	$ 34,728

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,308,782,064	2,329,324,797
Treasury stock, shares	25,317,453	39,901,593

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 2,732	$ 3,136	$ 3,378
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	702	655	661
Pension and other employee benefits	(51)	(28)	43
Deferred taxes	151	(56)	(199)
Net gain from sale of property, plant and equipment	(39)	(15)	(49)
Loss (income) from equity accounted companies	(3)	2	(15)
Other	106	(6)	233
Changes in operating assets and liabilities:
Trade receivables, net	(407)	256	(1,266)
Inventories, net	(264)	1,130	(800)
Trade payables	678	(718)	522
Billings in excess of sales	89	295	539
Provisions, net	(69)	(241)	677
Advances from customers	(25)	(316)	130
Other assets and liabilities, net	597	(67)	104
Net cash provided by operating activities	4,197	4,027	3,958
Investing activities:
Changes in financing receivables, net	(7)	(7)	7
Purchases of marketable securities (available-for-sale)	(3,391)	(243)	(1,081)
Purchases of marketable securities (held-to-maturity)	(65)	(918)
Purchases of short-term investments	(2,165)	(3,824)	(2,512)
Purchases of property, plant and equipment and intangible assets	(840)	(967)	(1,171)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(1,313)	(161)	(653)
Proceeds from sales of marketable securities (available-for-sale)	807	79	110
Proceeds from maturity of marketable securities (available-for-sale)	531	855
Proceeds from maturity of marketable securities (held-to-maturity)	290	730
Proceeds from short-term investments	3,276	2,253	5,305
Proceeds from sales of property, plant and equipment	47	36	94
Proceeds from sales of businesses and equity accounted companies (net of cash disposed)	83	16	46
Other		(21)	(31)
Net cash provided by (used in) investing activities	(2,747)	(2,172)	114
Financing activities:
Net changes in debt with maturities of 90 days or less	52	(59)	(10)
Increase in debt	277	586	458
Repayment of debt	(497)	(705)	(786)
Issuance of shares	16	89	49
Transactions in treasury shares	(166)		(621)
Dividends paid in the form of nominal value reduction	(1,112)	(1,027)	(1,060)
Acquisition of noncontrolling interests	(956)	(48)
Dividends paid to noncontrolling shareholders	(193)	(193)	(152)
Other	49	8	3
Net cash used in financing activities	(2,530)	(1,349)	(2,119)
Effects of exchange rate changes on cash and equivalents	(142)	214	(230)
Adjustment for the net change in cash and equivalents in assets held for sale and in discontinued operations			26
Net change in cash and equivalents-continuing operations	(1,222)	720	1,749
Cash and equivalents beginning of period	7,119	6,399	4,650
Cash and equivalents end of period	5,897	7,119	6,399
Supplementary disclosure of cash flow information:
Interest paid	94	156	244
Taxes paid	$ 884	$ 1,090	$ 1,065

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gain (loss) on available-for-sale securities	Pension and other post retirement plan adjustments	Unrealized gain (loss) on cash flow hedges derivatives	Treasury stock	Noncontrolling interests	Comprehensive Income	Total
Balance at Dec. 31, 2007	$ 10,957	$ 5,780	$ 6,809	$ (1,330)	$ (906)	$ 7	$ (486)	$ 55	$ (302)	$ 592		$ 11,549
Comprehensive income:
Net income	3,118		3,118							260	3,378	3,378
Foreign currency translation adjustments	(754)			(754)	(754)					(41)	(795)	(795)
Foreign currency translation adjustments related to divestments of businesses	6			6	6						6	6
Effect of change in fair value of available-for-sale securities (net of tax of $(2), $26 and $(26) during 2010, 2009 and 2008, respectively)	76			76		76				(1)	75	75
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $(25), $3 and $212 during 2010, 2009 and 2008, respectively)	(492)			(492)			(492)			1	(491)	(491)
Change in derivatives qualifying as cash flow hedges (net of tax of $(19), $(54) and $53 during year 2010, 2009 and 2008, respectively)	(216)			(216)				(216)			(216)	(216)
Total comprehensive income	1,738									219	1,957	1,957
Changes in noncontrolling interests										(45)		(45)
Dividends paid to noncontrolling shareholders										(154)		(154)
Dividends paid in the form of nominal value reduction	(1,060)	(1,060)										(1,060)
Shares repurchased under buyback program	(619)								(619)			(619)
Share-based payment arrangements	63	63										63
Issuance of shares	49	28							21			49
Call options	30	30										30
Balance at Dec. 31, 2008	11,158	4,841	9,927	(2,710)	(1,654)	83	(978)	(161)	(900)	612		11,770
Comprehensive income:
Net income	2,901		2,901							235	3,136	3,136
Foreign currency translation adjustments	598			598	598					12	610	610
Effect of change in fair value of available-for-sale securities (net of tax of $(2), $26 and $(26) during 2010, 2009 and 2008, respectively)	(63)			(63)		(63)					(63)	(63)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $(25), $3 and $212 during 2010, 2009 and 2008, respectively)	(90)			(90)			(90)			(2)	(92)	(92)
Change in derivatives qualifying as cash flow hedges (net of tax of $(19), $(54) and $53 during year 2010, 2009 and 2008, respectively)	181			181				181			181	181
Total comprehensive income	3,527									245	3,772	3,772
Changes in noncontrolling interests	(49)	(49)								20		(29)
Dividends paid to noncontrolling shareholders										(194)		(194)
Dividends paid in the form of nominal value reduction	(1,024)	(1,024)										(1,024)
Treasury stock transactions		(3)							3
Share-based payment arrangements	66	66										66
Issuance of shares	90	90										90
Call options	22	22										22
Balance at Dec. 31, 2009	13,790	3,943	12,828	(2,084)	(1,056)	20	(1,068)	20	(897)	683		14,473
Comprehensive income:
Net income	2,561		2,561							171	2,732	2,732
Foreign currency translation adjustments	349			349	349					21	370	370
Effect of change in fair value of available-for-sale securities (net of tax of $(2), $26 and $(26) during 2010, 2009 and 2008, respectively)	(2)			(2)		(2)					(2)	(2)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $(25), $3 and $212 during 2010, 2009 and 2008, respectively)	148			148			148			(3)	145	145
Change in derivatives qualifying as cash flow hedges (net of tax of $(19), $(54) and $53 during year 2010, 2009 and 2008, respectively)	72			72				72			72	72
Total comprehensive income	3,128									189	3,317	3,317
Changes in noncontrolling interests	(836)	(836)								(110)		(946)
Dividends paid to noncontrolling shareholders										(189)		(189)
Dividends paid in the form of nominal value reduction	(1,112)	(1,112)										(1,112)
Cancellation of shares repurchased under buyback program		(619)							619
Treasury stock transactions	(228)								(228)			(228)
Share-based payment arrangements	66	66										66
Issuance of shares	78	13							65			78
Call options	(1)	(1)										(1)
Balance at Dec. 31, 2010	$ 14,885	$ 1,454	$ 15,389	$ (1,517)	$ (707)	$ 18	$ (920)	$ 92	$ (441)	$ 573		$ 15,458

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Changes in Stockholders' Equity
Effect of change in fair value of available-for-sale securities, tax	$ (2)	$ 26	$ (26)
Unrecognized income (expense) related to pensions and other postretirement plans, tax	(25)	3	212
Change in derivatives qualifying as cash flow hedges, tax	$ (19)	$ (54)	$ 53

The Company	12 Months Ended
Dec. 31, 2010
The Company
The Company

Note 1—The Company

        ABB Ltd and its subsidiaries (collectively, the Company) together form a leading global company in power and automation technologies that enable utility and industry customers to improve their performance while lowering environmental impact. The Company works with customers to engineer and install networks, facilities and plants with particular emphasis on enhancing efficiency, reliability and productivity for customers who generate, convert, transmit, distribute and consume energy.

        The Company has a global integrated risk management process. Once a year, the board of directors of ABB Ltd performs a risk assessment in accordance with the Company's risk management processes and discusses appropriate actions, if necessary.

Significant accounting policies	12 Months Ended
Dec. 31, 2010
Significant accounting policies
Significant accounting policies

Note 2—Significant accounting policies

        The following is a summary of significant accounting policies followed in the preparation of these Consolidated Financial Statements.

Basis of presentation

        The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ( $ or USD) unless otherwise stated. The par value of capital stock is denominated in Swiss francs.

Scope of consolidation

        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Reclassifications

        Certain amounts reported for prior years in the Consolidated Financial Statements and Notes have been reclassified to conform to the current year's presentation. These changes primarily relate to the realignment of the automation segments as of January 1, 2010, the presentation of non-order related research and development expenses as a separate line in the Consolidated Income Statements and the reclassification from investing activities to financing activities in the Consolidated Statements of Cash Flows of cash paid for the acquisition of noncontrolling interests.

Operating cycle

        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

  •
  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

  •
  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

  •
  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

  •
  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

  •
  growth rates, discount rates and other assumptions used in the Company's goodwill impairment test,

  •
  assumptions used in determining inventory obsolescence and net realizable value,

  •
  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

  •
  growth rates, discount rates and other assumptions used to determine impairments of long-lived assets, and

  •
  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred offshore from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt and equity securities not classified as held-to-maturity are classified as available-for-sale.

        Marketable debt and equity securities classified as available-for-sale at the time of purchase are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities using the specific identification method.

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, the duration and extent to which the fair value is below cost and, through 2008, the Company's intent and ability to hold the security for a sufficient period of time to allow for recovery in value. In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term. If an other-than-temporary impairment is identified, the security is written down to its fair value.

        In 2009, the Company adopted new accounting standards for the recognition and measurement of other-than-temporary impairments of debt securities. The previous criterion of the Company's intent and ability to hold the security for a sufficient period of time to allow for recovery in value of the debt security was replaced and, under the new standards, if the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Impairment charges relating to such credit losses are recognized in "Interest and other finance expense" while impairments related to all other factors are recognized in "Accumulated other comprehensive loss".

        Marketable debt securities are classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition.

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the credit quality of trade receivables with an original maturity greater than one year and financing receivables is presented in Notes 7 and 9.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in Accounts receivable and allowance for doubtful accounts. Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. Delivery is considered to occur upon transfer of title and the risks and rewards of ownership.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effects of such adjustments are reported in the current period.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a standalone service or as part of a service contract.

        The Company offers multiple solutions to meet its customers' needs. These solutions may involve the delivery of multiple products and/or performance of services and the delivery and/or performance may occur at different points in time or over different periods of time. In such circumstances, if certain criteria are met, the Company allocates revenues to each delivery of product or performance of service based on the individual elements' relative fair value. If there is no evidence for the fair value of the delivered item, the revenue is allocated based on the residual method, provided that the elements meet the criteria for treatment as a separate unit of accounting.

        Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes are presented on a net basis (excluded from revenues).

Contract loss provisions

        Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs

        Shipping and handling costs are recorded as a component of cost of sales.

Inventories

        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads, reduced by amounts recognized in cost of sales. Adjustments to reduce the cost of inventory to its net market value are made, if required for decreases in sales prices, obsolescence or similar impairments.

Accounting for discontinued operations

        Assets and liabilities that meet certain criteria with respect to the Company's plans for their sale or abandonment are included in assets and liabilities held for sale and in discontinued operations. Depreciation and amortization cease when the assets meet the criteria to be classified as held for sale. Results from discontinued operations are recognized in the period in which they occur. Assets and liabilities classified as held for sale are measured at the lower of carrying amount or fair value, less cost to sell. Assets and liabilities related to discontinued operations that are retained are not classified into assets or liabilities held for sale and in discontinued operations in our Consolidated Balance Sheets; future adjustments of such balances are recorded through income (loss) from discontinued operations, net of tax, in the Consolidated Income Statements. In the Consolidated Statements of Cash Flows, the amounts related to businesses with assets and liabilities held for sale and in discontinued operations are not segregated.

Impairment of long-lived assets

        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is tested for impairment annually as of October 1 or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company performs a two-step impairment test. In the first step, the Company compares the fair value of each reporting unit to its carrying value. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review, the reporting units were the same as the operating segments for Power Systems, Discrete Automation and Motion, and Low Voltage Products, while for the Power Products and Process Automation operating segments, the reporting units were determined to be one level below the operating segment. The Company determines the fair value of its reporting units based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods typically range from 1 to 10 years. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software product to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item, primarily within "Net cash provided by operating activities".

Leases

        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks

        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. For financial statement purposes, the Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies on the basis of their technical merits, including relative tax law and Organisation for Economic Co-operation and Development (OECD) guidelines, as well as on items relating to potential audits by tax authorities based upon its evaluations of the facts and circumstances as of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development

        Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and further discussion of the potentially dilutive securities in Note 18.

Share-based payment arrangements

        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in income over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity, interest rate and equity derivatives and available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as foreign exchange futures and specific government securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, interest rate swaps, cross-currency swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps.
Level 3:
Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input). Assets valued at Level 3 include certain pension assets (see Note 17). The impairment in 2009 of certain long-lived assets primarily included in "Property, plant and equipment, net" was calculated using Level 3 inputs.

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to taxes other than income tax, environmental, labor, product, regulatory and other matters and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirements provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions. See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships, in-process research and development and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See "Goodwill and other intangible assets". Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Changes in valuation allowances on acquired deferred tax assets that occur after the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) are recognized in income. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

New accounting pronouncements

Applicable in current period

Fair value measurements

        As of January 1, 2010, the Company adopted an accounting standard update that requires additional disclosure for fair value measurements. The update requires that significant transfers in and out of fair value Level 1 (observable quoted prices) and Level 2 (observable inputs other than Level 1 inputs) be disclosed together with a description of the reasons for the transfers. Adoption of this update did not result in additional disclosure in 2010, as there were no significant transfers between Level 1 and Level 2.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

        As of December 2010, the Company adopted an accounting standard update that requires additional disclosures about the credit quality of financing receivables and the allowance for credit losses. The required disclosures include a description of (i) the nature of credit risk inherent in the Company's portfolio of financing receivables and (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses. The new disclosure requirements did not have a material impact on the Consolidated Financial Statements.

Applicable for future periods

Fair value measurements

        In January 2010, an accounting standard update was issued that requires additional disclosure for fair value measurements. The update requires disclosure, on a gross basis, about purchases, sales, issuances, and settlements of level 3 (significant unobservable inputs) instruments when reconciling the fair value measurements. This disclosure requirement is effective for the Company for periods beginning January 1, 2011. The Company does not believe that this new disclosure requirement will have a material impact on its Consolidated Financial Statements.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

        In July 2010, an accounting standard update was issued that requires additional disclosures regarding the changes and reasons for those changes in the allowance for credit losses. This update is effective for the Company for periods beginning January 1, 2011. The new disclosure requirements will not have a material impact on the Consolidated Financial Statements.

Revenue recognition with multiple deliverable arrangements

        In October 2009, an accounting standard update on revenue recognition with multiple deliverable arrangements was issued which amends the criteria for allocating consideration in multiple-deliverable revenue arrangements. It establishes a hierarchy of selling prices to determine the selling price of each specific deliverable that includes vendor-specific objective evidence (if available), third-party evidence (if vendor-specific evidence is not available), or estimated selling price if neither of the first two are available. This update also:

  •
  eliminates the residual method for allocating revenue between the elements of an arrangement and requires that arrangement consideration be allocated at the inception of the arrangement, and

  •
  expands the disclosure requirements regarding a vendor's multiple-deliverable revenue arrangements.

        This update is effective for arrangements entered into by the Company or materially modified on or after January 1, 2011. The Company does not believe that this update will have a material impact on its Consolidated Financial Statements.

Revenue arrangements that include software elements

        In October 2009, an accounting standard update for the accounting of certain revenue arrangements that include software elements was issued. This update amends the existing guidance on revenue arrangements that contain both hardware and software elements. This update modifies the existing rules to exclude from the software revenue guidance (i) non-software components of tangible products and (ii) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. Undelivered elements in the arrangement related to the non-software components also are excluded from this guidance. This update is effective for arrangements entered into by the Company or materially modified on or after January 1, 2011. The Company does not believe that this update will have a material impact on its Consolidated Financial Statements.

Goodwill impairment test for reporting units with zero or negative carrying amounts

        In December 2010, an accounting standard update was issued that clarifies that the Company is required to perform the second step of the goodwill impairment test (determining whether goodwill has been impaired and calculating the amount of the impairment) also for reporting units with zero or negative carrying amounts, if it is more likely than not that a goodwill impairment exists. In determining whether a goodwill impairment exists, the Company considers whether there are any adverse qualitative factors indicating such an impairment. A reporting unit is an operating segment or one level below an operating segment. This requirement is effective for the Company for periods beginning January 1, 2011. The Company does not believe that this update will have a material impact on its Consolidated Financial Statements.

Disclosure of supplementary pro forma information for business combinations

        In December 2010, an accounting standard update was issued that clarifies the requirement regarding the disclosure of pro forma information for business combinations. Under the update, the Company is required to disclose pro forma revenues and earnings of the combined entity as though the business combination(s) had occurred as of the beginning of the comparable prior annual reporting period only. This update also expands the disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This new disclosure requirement will apply to business combinations entered into by the Company after January 1, 2011, that are material on an individual or aggregate basis.

Acquisitions, divestments and discontinued operations	12 Months Ended
Dec. 31, 2010
Acquisitions, divestments and discontinued operations
Acquisitions, divestments and discontinued operations

Note 3—Acquisitions, divestments and discontinued operations

Acquisitions

        Acquisitions in (excluding the increase in controlling interest in India described separately below) were as follows:

( $ in millions, except number of acquired businesses)	2010	2009	2008
Acquisitions (net of cash acquired)(1)	1,275	159	651
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,091	147	456
Number of acquired businesses	9	8	7
(1)
Excluding changes in cost and equity investments

(2)
Recorded as goodwill (see Note 11)

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2010, relate primarily to the acquisition of Ventyx, as described below.

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition. The Company has not presented pro forma results of operations of the acquired businesses as the results are not significant to the Consolidated Financial Statements.

        On June 1, 2010, the Company acquired all of the shares of Ventyx Inc., Ventyx Software Inc. and Ventyx Dutch Holding B.V., representing substantially all of the revenues, assets and liabilities of the Ventyx group. Ventyx provides software solutions to global energy, utility, communications and other asset-intensive businesses and was integrated into the network management business within the Power Systems segment to form a single unit for energy management software solutions.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for the acquisition is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        The aggregate preliminary purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

( $ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total	1,275

(1)
Includes mainly capitalized software for sale and customer relationships

(2)
Including debt assumed upon acquisition

(3)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes

        In 2009 and 2008, acquisitions were not significant, either individually or in aggregate. In 2008, the Company completed the acquisition of the U.S. transformer company Kuhlman Electric Corporation (Kuhlman). Kuhlman manufactures a wide range of transformers for the industrial and electric utility sectors and was integrated into the Company's Power Products segment. The final purchase price, including assumed debt, amounted to  $513 million (net of  $5 million cash acquired).

Increase in controlling interests in India

        In 2010, the Company increased its ownership interest in ABB Limited, India (its publicly-listed subsidiary in India) from approximately 52 percent to 75 percent. Cash paid up to December 31, 2010, including transaction costs, amounted to  $956 million. The offer of 900 rupees per share resulted in a charge to "Capital stock and additional paid-in capital" of  $838 million, including expenses related to the transaction.

Acquisition of Baldor Electric Company

        In January 2011, the Company completed the acquisition of Baldor Electric Company (Baldor) for  $63.50 per share in cash. Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators. The resulting cash outflows for the Company in the first quarter of 2011 amount to approximately  $4.2 billion, representing approximately  $3 billion for the purchase of the shares and approximately  $1.2 billion for the repayment of debt assumed upon acquisition.

Divestments

        The Company has divested businesses and investments not considered by management to be aligned with its focus on power and automation technologies, as described in Note 1. Since these divestments did not meet the requirements for classification as discontinued operations, the results of operations of these divested businesses are included in the Company's Consolidated Income Statements in the respective line items of income from continuing operations, through the date of divestment. The proceeds from sale and the corresponding net gains (losses) from such divestments were as follows:

( $ in millions)	2010	2009	2008
Proceeds from sale of businesses and equity-accounted companies	83	16	27
Net gains (losses) recognized on disposals, included in "Other income (expense), net"	12	(1)	24

        Revenues and income from these businesses and investments were not significant in 2010, 2009 and 2008.

Discontinued operations

        In 2010, 2009 and 2008, the Company's Consolidated Financial Statements were impacted by activities related to the divestment of a number of businesses held for sale and/or in discontinued operations. In the discussion below, the revenue and operating results of the divested businesses in the year of disposition reflect the results of those businesses through the date of disposition.

        During 2010 and 2009, no individual discontinued operation was significant. In 2008, the Company sold its 50 percent stake in the shares of ABB Powertech Transformers to Powertech, a wholly-owned subsidiary of the Altron Group at a gain of  $11 million. This business was part of the Company's Power Products segment prior to being reclassified to discontinued operations. In 2008, the transformer business in South Africa had revenues of  $29 million and income of  $2 million, recorded in "Income (loss) from discontinued operations, net of tax".

        In 2010, "Income (loss) from discontinued operations, net of tax", included income of  $29 million from the release of an accrual for environmental contingencies related to the former Nuclear Technology business and in 2008, costs of approximately  $31 million related to the Company's asbestos obligations (see Note 15). In 2009, such costs were not significant.

        Operating results of the Company's discontinued operations are summarized as follows:

( $ in millions)	2010	2009	2008
Revenues	—	2	32
Costs and expenses, finance loss	9	(11)	(82)

Operating income (loss) before taxes	9	(9)	(50)
Tax benefit	3	8	20

Operating income (loss) from discontinued operations	12	(1)	(30)
Gain (loss) from dispositions, net of tax	(2)	18	9

Income (loss) from discontinued operations, net of tax	10	17	(21)

        At December 31, 2010 and 2009, there were no amounts included in assets and liabilities held for sale and in discontinued operations.

Cash and equivalents and marketable securities and short-term investments	12 Months Ended
Dec. 31, 2010
Cash and equivalents and marketable securities and short-term investments
Cash and equivalents and marketable securities and short-term investments

Note 4—Cash and equivalents and marketable securities and short-term investments

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2010
( $ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Securities held-to-maturity:
—Corporate commercial papers	—	—	—	—	—	—
—Other	—	—	—	—	—	—
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—European government obligations	—	—	—	—	—	—
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

	December 31, 2009
( $ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,381			1,381	1,381	—
Time deposits	6,170			6,170	4,474	1,696
Securities held-to-maturity:
—Corporate commercial papers	413	—	—	413	223	190
—Other	43	—	—	43	—	43
Debt securities available-for-sale:
—U.S. government obligations	110	4	(1)	113	—	113
—European government obligations	717	—	—	717	717	—
—Other government obligations	4	—	(1)	3	—	3
—Corporate	603	5	—	608	324	284
Equity securities available-for-sale	91	15	(2)	104	—	104

Total	9,532	24	(4)	9,552	7,119	2,433

        The net unrealized holding gains on available-for-sale securities were  $20 million,  $20 million and  $107 million in 2010, 2009 and 2008, respectively. Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were  $16 million and  $8 million in 2010 and 2009, respectively. In 2008, the gross realized gains were not significant. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were  $35 million in 2009 and not significant in 2010 and 2008. Such gains and losses were included in "Interest and other finance expense".

        There were no held-to-maturity debt securities at December 31, 2010. Contractual maturities of available-for-sale debt securities consisted of the following:

	December 31, 2010
	Available-for-sale
( $ in millions)	Cost basis	Fair value
Less than one year	595	595
One to five years	183	191
Six to ten years	81	84

Total	859	870

        There were no other-than-temporary impairments in 2010 and 2009. At December 31, 2008, the Company recognized in "Interest and other finance expense" an other-than-temporary impairment of  $20 million on its available-for-sale equity securities and adjusted the cost base of these securities accordingly.

        At December 31, 2010 and 2009, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        During 2008, the Company changed its intent and sold an individual security (with an amortized cost of  $50 million at the time of sale) that had been classified upon purchase as held-to-maturity. The sale took place based on evidence of a significant deterioration in the issuer's creditworthiness. The gain on sale recorded by the Company was not significant. There were no sales of held-to-maturity securities in 2010 and 2009.

        At December 31, 2010 and 2009, the Company pledged  $68 million and  $62 million, respectively, of marketable securities as collateral for issued letters of credit and other security arrangements.

        In January 2011, the Company sold  $1,789 million of its available-for-sale equity securities and realized an insignificant gain.

Financial instruments	12 Months Ended
Dec. 31, 2010
Financial instruments
Financial instruments

Note 5—Financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposure, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding purchase contracts, as well as at least 50 percent of the forecasted commodity purchases over the next eighteen months. In certain locations where the price of electricity is hedged, up to a maximum of 90 percent of the forecasted electricity needs, depending on the length of the forecasted exposures, are hedged. Swap and futures contracts are used to manage the associated price risks of commodities.

Interest rate risk

        The Company has issued bonds at fixed rates and in currencies other than the issuing entity's functional currency. Interest rate swaps are used to manage the interest rate risk associated with such debt. In addition, from time to time, the Company uses instruments such as interest rate swaps, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its management incentive plan. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Volume of derivative activity

Foreign exchange and interest rate derivatives:

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative	2010	2009
( $ in millions)
Foreign exchange contracts	16,971	14,446
Embedded foreign exchange derivatives	2,891	3,951
Interest rate contracts	2,357	2,860

Derivative commodity contracts:

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2010	2009
Copper swaps	metric tonnes	20,977	22,002
Aluminum swaps	metric tonnes	3,050	2,193
Nickel swaps	metric tonnes	36	24
Lead swaps	metric tonnes	9,525	—
Electricity futures	megawatt hours	363,340	367,748
Crude oil swaps	barrels	121,979	154,632

Equity derivatives:

        At December 31, 2010 and 2009, the Company held 58 million and 64 million cash-settled call options on ABB Ltd shares with a total fair value of  $45 million and  $64 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2010 and 2009, "Accumulated other comprehensive loss" included net unrealized gains of  $92 million and  $20 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2010, net gains of  $65 million are expected to be reclassified to earnings in 2011. At December 31, 2010, the longest maturity of a derivative classified as a cash flow hedge was 62 months.

        The amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and recognized in earnings due to ineffectiveness in cash flow hedge relationships were as follows:

( $ in millions)	2010	2009	2008
Gains (losses), net of tax, due to:
Discontinuance of cash flow hedge accounting	2	3	6
Ineffectiveness in cash flow hedge relationships	2	4	(4)

Total	4	7	2

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" and the Consolidated Income Statements were as follows:

2010
Type of derivative designated as a cash flow hedge	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	( $ in millions)	Location	( $ in millions)	Location	( $ in millions)
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
Type of derivative designated as a cash flow hedge	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	( $ in millions)	Location	( $ in millions)	Location	( $ in millions)
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss"

(2)
SG&A expenses represent "Selling, general and administrative expenses"

        Derivative gains of  $19 million and  $49 million, both net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2010 and 2008, respectively. During 2009, derivative losses of  $105 million, net of tax, were reclassified to earnings.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2010, 2009 and 2008, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2010
Type of derivative designated as a fair value hedge	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
	Location	( $ in millions)	Location	( $ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
Type of derivative designated as a fair value hedge	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
	Location	( $ in millions)	Location	( $ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships are included in the table below:

( $ in millions)
	Gains (losses) recognized in income
Type of derivative not designated as a hedge
	Location	2010	2009
Foreign exchange contracts:	Total revenues	436	389
	Total cost of sales	(263)	(264)
	Interest and other finance expense	563	70
Embedded foreign exchange contracts:	Total revenues	(279)	(234)
	Total cost of sales	17	51
Commodity contracts:	Total cost of sales	38	96
Cross-currency swaps:	Interest and other finance expense	—	2
Interest rate swaps:	Interest and other finance expense	—	2
Cash-settled call options:	Interest and other finance expense	(1)	1

Total		511	113

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2010
	Derivative assets		Derivative liabilities
( $ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77

	December 31, 2009
	Derivative assets		Derivative liabilities
( $ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	45	34	17	9
Commodity contracts	8	—	—	—
Interest rate contracts	—	75	—	—
Cash-settled call options	38	24	—	—

Total	91	133	17	9

Derivatives not designated as hedging instruments:
Foreign exchange contracts	207	50	125	30
Commodity contracts	29	1	7	—
Interest rate contracts	2	—	2	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	78	13	98	27

Total	316	66	232	58

Total fair value	407	199	249	67

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2010 and 2009, have been presented on a gross basis.

Fair values	12 Months Ended
Dec. 31, 2010
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The following tables show the fair value of financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2010
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—European government obligations	—	—	—	—
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381

	December 31, 2009
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—European government obligations	717	—	—	717
Debt securities—Corporate	—	324	—	324
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	49	55	—	104
Debt securities—U.S. government obligations	113	—	—	113
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	284	—	284
Derivative assets—current in "Other current assets"	6	401	—	407
Derivative assets—non-current in "Other non-current assets"	—	199	—	199

Total	888	1,263	—	2,151

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	242	—	249
Derivative liabilities—non-current in "Other non-current liabilities"	—	67	—	67

Total	7	309	—	316

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents" and in "Marketable securities and short-term investments": If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for nonperformance risk. The inputs used in present value techniques are observable and fall into the Level 2 category. Where the Company has invested in shares of funds, which do not have readily determinable fair values, Net Asset Value (NAV) is used as a practical expedient of fair value (without any adjustment) as these funds invest in high-quality, short-term fixed income securities which are accounted for at fair value. As the Company has the ability to redeem its shares in such funds at NAV without any restrictions, notice period or further funding commitments, NAV is considered Level 2.

  •
  Derivatives:  the fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        There were no significant non-recurring fair value measurements during 2010.

        During 2009, certain long-lived non-financial assets (primarily assets included in "Property, plant and equipment, net") were measured at fair value due to impairments resulting from restructuring and changes in the use of the assets. Impairment charges of  $46 million were recognized in "Other income (expense), net" in 2009 and mainly related to the Power Products segment ( $20 million) and the Corporate and Other segment ( $13 million). The fair value amounts (measured at the time of the adjustment) of such long-lived assets still held at December 31, 2009, identified as Level 2 and Level 3, amounted to  $7 million and  $17 million, respectively.

        For non-recurring fair value measures determined using unobservable inputs (Level 3), the Company calculated fair values using estimated cash flows adjusted for market participants' best use assumptions and, when applicable, rental rates offered in the market for similar assets. These cash flows were discounted using an appropriate risk-free interest rate adjusted for nonperformance risk. For construction-in-progress, costs were derived from current vendors' pricing for materials.

Disclosure about financial instruments carried on a cost basis

  •
  Cash and equivalents, receivables, accounts payable, short-term debt and current maturities of long-term debt: The carrying amounts approximate the fair values as the items are short-term in nature.

  •
  Marketable securities and short-term investments:  Includes time deposits and held-to-maturity securities, whose carrying amounts approximate their fair values (see Note 4).

  •
  Financing receivables (non-current portion): Financing receivables (including loans granted) are carried at amortized cost, less an allowance for credit losses, if required. Fair values are determined using a discounted cash flow methodology based upon loan rates of similar instruments and reflecting appropriate adjustments for non-performance risk. The carrying values and estimated fair values of long-term loans granted and outstanding at December 31, 2010, were  $56 million and  $58 million, respectively, and at December 31, 2009, were  $96 million and  $95 million, respectively.

  •
  Long-term debt (non-current portion):  Fair values of public bond issues are based on quoted market prices. The fair values of other debt are based on the present value of future cash flows, discounted at estimated borrowing rates for similar debt instruments, or in the case of private placement bond or note issuances, using the relevant borrowing rates derived from interest rate swap curves. The carrying values and estimated fair values of long-term debt at December 31, 2010, were  $1,139 million and  $1,201 million, respectively, and at December 31, 2009, were  $2,172 million and  $2,273 million, respectively.

Receivables, net	12 Months Ended
Dec. 31, 2010
Receivables, net
Receivables, net

Note 7—Receivables, net

        "Receivables, net" consisted of the following:

	December 31,
( $ in millions)	2010	2009
Trade receivables	7,155	6,961
Other receivables	776	691
Allowance	(215)	(312)

	7,716	7,340
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,151	2,957
Advance payments consumed	(897)	(846)

	2,254	2,111

Total	9,970	9,451

        "Trade receivables" in the table above includes contractual retention amounts billed to customers of  $411 million and  $325 million at December 31, 2010 and 2009, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2010, 67 percent and 24 percent are expected to be collected in 2011 and 2012, respectively. "Other receivables" in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

        "Costs and estimated profits in excess of billings" in the table above represent revenues earned and recognized for contracts under the percentage-of-completion or completed-contract method of accounting. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

        The reconciliation of changes in the allowance for doubtful accounts is as follows:

( $ in millions)	2010	2009	2008
Balance at January 1,	312	232	224
Additions	119	195	126
Deductions	(216)	(119)	(106)
Exchange rate differences	—	4	(12)

Balance at December 31,	215	312	232

        At December 31, 2010, the gross amounts of, and doubtful debt allowance for, trade receivables with a contractual maturity of more than one year and other receivables (excluding tax and other receivables which are not considered to be of a financing nature), were as follows:

	December 31, 2010
( $ in millions)	Trade receivables with original contractual maturity > 1 year	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	154	67	221
—Collectively evaluated for impairment	391	43	434

Total	545	110	655

Doubtful debt allowance:
—From individual impairment evaluation	(27)	—	(27)
—From collective impairment evaluation	(10)	—	(10)

Total	(37)	—	(37)

Recorded net amount	508	110	618

        The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category on a scale from "A" (lowest likelihood of loss) to "E" (highest likelihood of loss), as shown in the following table:

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

        Third-party agencies' ratings are considered, if available. For customers where agency ratings are not available, the customer's most recent financial statements, payment history and other relevant information is considered in the assignment to a risk category. Customers are assessed at least annually and more frequently when information on significant changes in the customers' financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

        The following table shows the credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) based on the internal credit risk categories which are used as a credit quality indicator:

	December 31, 2010
( $ in millions)	Trade receivables with original contractual maturity > 1 year	Other receivables	Total
Risk category:
A	219	91	310
B	199	5	204
C	87	12	99
D	37	2	39
E	3	—	3

Total gross amount	545	110	655

        The following table shows an aging analysis, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other receivables (excluding tax and other receivables which are not considered to be of a financing nature):

	December 31, 2010
	Past Due
( $ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010	Total
Trade receivables with original contractual maturity greater than 1 year	49	7	6	40	9	434	545
Other receivables	—	—	—	10	—	100	110

Total gross amount	49	7	6	50	9	534	655

Inventories, net	12 Months Ended
Dec. 31, 2010
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net", consisted of the following:

	December 31,
( $ in millions)	2010	2009
Raw materials	1,988	1,771
Work in process	1,744	1,795
Finished goods	1,226	1,174
Advances to suppliers	219	227

	5,177	4,967
Advance payments consumed	(299)	(417)

Total	4,878	4,550

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of  $290 million and  $361 million at December 31, 2010 and 2009, respectively. "Advance payments consumed" in the table above relate to contractual advances received from customers on work in process.

Financing receivables, net	12 Months Ended
Dec. 31, 2010
Financing receivables, net
Financing receivables, net

Note 9—Financing receivables, net

        "Financing receivables, net" consisted of the following:

	December 31,
( $ in millions)	2010	2009
Loans granted (Note 6)	56	96
Pledged financial assets	293	296
Other	71	60

Total	420	452

        "Loans granted" in the table above primarily represent financing arrangements provided to customers (relating to products manufactured by the Company) and are reported in the balance sheet at outstanding principal amount less any write-offs or allowance for uncollectible loans. The Company determines the loan losses based on historical experience and ongoing credit evaluation of the borrower's financial position.

        The Company entered into tax-advantaged leasing transactions with U.S. investors prior to 1999. The prepaid rents relating to these transactions are reflected as "Pledged financial assets" in the table above, with an offsetting non-current deposit liability, which is included in "Other non-current liabilities" (see Note 13). Net gains on these transactions are being recognized over the lease terms, which expire by 2021.

        At December 31, 2010, the gross amounts of, and related doubtful debt allowance for, loans granted and pledged financial assets, were as follows:

	December 31, 2010
( $ in millions)	Loans granted	Pledged financial assets	Other	Total
Recorded gross amount:
—Individually evaluated for impairment	55	293	71	419
—Collectively evaluated for impairment	9	—	—	9

Total	64	293	71	428

Doubtful debt allowance:
—From individual impairment evaluation	(8)	—	—	(8)
—From collective impairment evaluation	—	—	—	—

Total	(8)	—	—	(8)

Recorded net amount	56	293	71	420

        The following table shows the credit risk profile of financing receivables based on the internal credit categories which are used as a credit quality indicator (see Note 7 for a description of the credit risk categories):

	December 31, 2010
( $ in millions)	Loans granted	Pledged financial assets	Other	Total
Risk category:
A	47	293	71	411
B	2	—	—	2
C	15	—	—	15
D	—	—	—	—
E	—	—	—	—

Total gross amount	64	293	71	428

        "Loans granted" and "Other" in the table above include  $10 million and  $12 million, respectively, which are over 90 days past due and accruing interest. The remaining  $406 million was not due at December 31, 2010.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2010
Property, plant and equipment, net.
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

        Property, plant and equipment, net, consisted of the following:

	December 31,
( $ in millions)	2010	2009
Land and buildings	3,440	3,113
Machinery and equipment	6,371	6,047
Construction in progress	447	564

	10,258	9,724
Accumulated depreciation	(5,902)	(5,652)

Total	4,356	4,072

        Assets under capital leases included in property, plant and equipment, net were as follows:

	December 31,
( $ in millions)	2010	2009
Land and buildings	105	101
Machinery and equipment	76	72

	181	173
Accumulated depreciation	(92)	(80)

Total	89	93

        In 2010, 2009 and 2008, depreciation expense, including depreciation of assets under capital leases, was  $545 million,  $501 million and  $506 million, respectively.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets
Goodwill and other intangible assets

Note 11—Goodwill and other intangible assets

        Effective January 1, 2010, the Company reorganized its automation segments to align their activities more closely with those of its customers. The former Automation Products segment was reorganized into two new segments, Discrete Automation and Motion and Low Voltage Products. The former Robotics segment was incorporated into the new Discrete Automation and Motion segment, while the Process Automation segment remained unchanged except for the addition of the instrumentation business from the Automation Products segment. The Power Products and Power Systems segments remained unchanged. The table below has been reclassified to reflect this reorganization.

        Changes in "Goodwill" were as follows:

( $ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2009	554	420	549	298	972	42	2,835
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2009	554	420	549	298	972	24	2,817
Goodwill acquired during the year	58	7	—	66	16	—	147
Exchange rate differences	7	2	16	15	20	(1)	59
Other	—	—	(1)	—	3	1	3

Balance at December 31, 2009	619	429	564	379	1,011	24	3,026
Goodwill acquired during the year	6	973	—	37	75	—	1,091
Exchange rate differences	(3)	8	(17)	(17)	5	—	(24)
Other	(8)	1	—	—	(1)	—	(8)

Balance at December 31, 2010	614	1,411	547	399	1,090	24	4,085

        In 2010, the goodwill acquired primarily related to Ventyx (recorded in the Power Systems segment), K-TEK Corp. (recorded in the Process Automation segment), and a number of smaller acquisitions and purchase accounting adjustments.

        In 2009, the goodwill acquired primarily related to Ensto Busch-Jaeger Oy in Finland (recorded in the Low Voltage Products segment), the Comem Group in several countries (recorded in the Power Products segment), and a number of smaller acquisitions and purchase accounting adjustments.

        Intangible assets other than goodwill consisted of the following:

	December 31, 2010			December 31, 2009
( $ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	613	(441)	172	641	(441)	200
Capitalized software for sale	419	(285)	134	378	(334)	44
Intangibles other than software:
—Customer-related	315	(73)	242	155	(45)	110
—Technology-related	140	(52)	88	71	(38)	33
—Marketing-related	68	(15)	53	37	(6)	31
—Other	52	(40)	12	67	(42)	25

Total	1,607	(906)	701	1,349	(906)	443

        Additions to intangible assets other than goodwill consisted of the following:

( $ in millions)	2010	2009
Capitalized software for internal use	41	59
Capitalized software for sale	128	—
Intangibles other than software	249	84

Total	418	143

        Included in the additions of  $418 million and  $143 million were the following intangible assets other than goodwill related to business combinations:

	2010		2009
( $ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for sale	128	5 years	—	—
Intangibles other than software	228	9 years	66	9 years

Total	356		66

        Amortization expense of intangible assets other than goodwill consisted of the following:

( $ in millions)	2010	2009	2008
Capitalized software for internal use	75	76	54
Capitalized software for sale	32	25	40
Intangibles other than software	50	53	61

Total	157	154	155

        In 2010, 2009 and 2008, impairment charges on intangible assets other than goodwill were not significant. These charges are included in "Other income (expense), net", in the Consolidated Income Statements.

        At December 31, 2010, future amortization expense of intangible assets other than goodwill is estimated to be:

( $ in millions)
2011	185
2012	147
2013	117
2014	82
2015	45
Thereafter	125

Total	701

Debt	12 Months Ended
Dec. 31, 2010
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2010 and 2009 amounted to  $2,182 million and  $2,333 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
( $ in millions)	2010	2009
Short-term debt (weighted-average interest rate of 6.2% and 4.4%)	124	128
Current maturities of long-term debt (weighted-average nominal interest rate of 6.4% and 4.7%)	919	33

Total	1,043	161

        Short-term debt primarily represented short-term loans from various banks, including at December 31, 2009, approximately  $50 million related to the financing of specific projects.

        At December 31, 2010 and 2009, the Company had in place three commercial paper programs: a  $1 billion commercial paper program for the private placement of U.S. dollar-denominated commercial paper in the United States; a  $1 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies and a 5 billion Swedish krona commercial paper program for the issuance of Swedish krona- and euro-denominated commercial paper. No amounts were outstanding under any of these programs at December 31, 2010 and 2009.

        In addition, during 2010, the Company amended its  $2 billion multicurrency revolving credit facility, extending its maturity to 2015 and reducing the costs and fees related to it. The facility is for general corporate purposes, including as a back-stop for the above-mentioned commercial paper programs. Interest costs on drawings under the amended facility are LIBOR, STIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of between 0.425 percent and 0.625 percent (depending on the Company's credit rating), while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which, given the Company's credit ratings at December 31, 2010, represents commitment fees of 0.175 percent per annum. Utilization fees, payable on drawings, amount to 0.15 percent per annum on drawings over one-third but less than or equal to two-thirds of the total facility, or 0.3 percent per annum on drawings over two-thirds of the total facility. No utilization fees are payable on drawings less than one-third of the total facility. No amount was drawn at December 31, 2010 and 2009. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2010			2009
( $ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,919	5.7%	3.2%	2,072	5.7%	3.0%
Fixed rate	139	5.6%	5.6%	133	5.0%	5.0%

	2,058			2,205
Current portion of long-term debt	(919)	6.4%	4.3%	(33)	4.7%	4.7%

Total	1,139			2,172

        At December 31, 2010, maturities of long-term debt were as follows:

( $ in millions)
Due in 2011	919
Due in 2012	70
Due in 2013	953
Due in 2014	23
Due in 2015	4
Thereafter	89

Total	2,058

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2010			2009
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
	(in millions)			(in millions)
Public bonds:
6.5% EUR Instruments, due 2011	EUR	650	$882	EUR	650	$959
4.625% EUR Instruments, due 2013	EUR	700	$946	EUR	700	$1,002

Total outstanding bonds			$1,828			$1,961

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

        The 6.5% EUR Instruments, due 2011, pay interest semi-annually in arrears at a fixed annual rate of 6.5 percent. In the event of a change of control of the Company, the terms of these bonds require the Company to offer to repurchase the bonds at 101 percent of the principal amount thereof, plus any accrued interest. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became a floating rate euro obligation and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 4.625% EUR Instruments, due 2013, pay interest annually in arrears at a fixed annual rate of 4.625 percent. The Company has the option to redeem the bonds early at any time from June 6, 2010, in accordance with the terms of the bonds. In the event of a change of control, a bondholder can require the Company to repurchase or redeem the bonds, in accordance with the terms of the bonds. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became a floating rate euro obligation and consequently have been shown as floating rate debt in the table of long-term debt above.

        The Company's public bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2010 and 2009, are lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.

Provisions and other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2010
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities and other non-current liabilities

Note 13—Provisions and other current liabilities and other non-current liabilities

        "Provisions and other current liabilities" consisted of the following:

	December 31,
( $ in millions)	2010	2009
Contract-related provisions	655	522
Taxes payable	430	437
Restructuring and other related provisions	344	464
Current derivative liabilities (see Note 5)	304	249
Provisions for contractual penalties and compliance and litigation matters	251	354
Provision for insurance related reserves	187	171
Environmental provisions (see Note 15)	161	29
Income tax related liabilities	72	12
Pension and other employee benefits (see Note 17)	68	68
Other	254	297

Total	2,726	2,603

        "Other non-current liabilities" consisted of the following:

	December 31,
( $ in millions)	2010	2009
Income tax related liabilities	798	854
Non-current deposit liabilities (see Note 9)	293	296
Environmental provisions (see Note 15)	85	268
Non-current derivative liabilities (see Note 5)	77	67
Deferred income	59	78
Other	406	434

Total	1,718	1,997

Leases	12 Months Ended
Dec. 31, 2010
Leases
Leases

Note 14—Leases

        The Company's lease obligations primarily relate to real estate and office equipment. Rent expense was  $510 million,  $509 million and  $458 million in 2010, 2009 and 2008, respectively. Sublease income received by the Company on leased assets was  $44 million,  $52 million and  $42 million in 2010, 2009 and 2008, respectively.

        At December 31, 2010, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

( $ in millions)
2011	463
2012	395
2013	357
2014	302
2015	269
Thereafter	415

2,201
Sublease income	(119)

Total	2,082

        At December 31, 2010, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

( $ in millions)
2011	33
2012	28
2013	24
2014	19
2015	17
Thereafter	136

Total minimum lease payments	257
Less amount representing estimated executory costs included in total minimum lease payments	(6)

Net minimum lease payments	251
Less amount representing interest	(127)

Present value of minimum lease payments	124

        Minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Such minimum sublease rentals were not significant. The present value of minimum lease payments is presented in short-term debt and current maturities of long-term debt or long-term debt in the Consolidated Balance Sheets.

Commitments and contingencies	12 Months Ended
Dec. 31, 2010
Commitments and contingencies.
Commitments and contingencies

Note 15—Commitments and contingencies

Contingencies—Environmental

        The Company is engaged in environmental clean-up activities at certain sites arising under various United States and other environmental protection laws and under certain agreements with third parties. In some cases, these environmental remediation actions are subject to legal proceedings, investigations or claims, and it is uncertain to what extent the Company is actually obligated to perform. Provisions for these unresolved matters have been set up if it is probable that the Company has incurred a liability and the amount of loss can be reasonably estimated. If a provision has been recognized for any of these matters the Company records an asset when it is probable that it will recover a portion of the costs expected to be incurred to settle them. Management is of the opinion, based upon information presently available, that the resolution of any such obligation and non-collection of recoverable costs would not have a further material adverse effect on the Company's Consolidated Financial Statements.

Contingencies related to former Nuclear Technology business

        The Company retained liabilities for certain specific environmental remediation costs at two sites in the United States that were operated by its former subsidiary, ABB CE-Nuclear Power Inc., which the Company sold to British Nuclear Fuels PLC (BNFL) in 2000. Pursuant to the sale agreement with BNFL, the Company has retained the environmental liabilities associated with its Combustion Engineering Inc. subsidiary's Windsor, Connecticut, facility and agreed to reimburse BNFL for a share of the costs that BNFL incurs for environmental liabilities associated with its former Hematite, Missouri, facility. The primary environmental liabilities associated with these sites relate to the costs of remediating radiological and chemical contamination. Such costs are not incurred until a facility is taken out of use and generally are then incurred over a number of years. Although it is difficult to predict with accuracy the amount of time it may take to remediate this contamination, based on available information, the Company believes that it may take at least until 2012 at the Windsor site and at least until 2015 at the Hematite site.

        Under the terms of the sale agreement, BNFL is responsible to have the remediation of the Hematite site performed in a cost efficient manner and pursue recovery of remediation costs from other potentially responsible parties as conditions for obtaining cost sharing contributions from the Company. Westinghouse Electric Company LLC (Westinghouse), BNFL's former subsidiary, now oversees remediation activities at the Hematite site. Westinghouse was acquired during 2006 by a consortium led by Toshiba Corporation, Japan. Since then, Westinghouse's efforts focused on modifying, finalizing and obtaining regulatory approval of its draft decommissioning plan for the Hematite site. In February 2011, the Company and Westinghouse agreed to settle and release the Company from its continuing environmental obligations under the sale agreement. Consequently, at December 31, 2010, these obligations have been reclassified to current liabilities and reduced to reflect the amount of the agreed settlement; the amount was paid by the Company in February 2011.

        During 2007, the Company reached an agreement with U.S. government agencies to transfer oversight of the remediation of the portion of the Windsor site under the U.S. Government's Formerly Utilized Sites Remedial Action Program from the U.S. Army Corps of Engineers to the Nuclear Regulatory Commission which has oversight responsibility for the remaining radiological areas of that site and the Company's radiological license for the site.

Contingencies related to other present and former facilities primarily in North America

        The Company is involved in the remediation of environmental contamination at present or former facilities, primarily in the United States. The clean up of these sites involves primarily soil and groundwater contamination. A significant portion of the provisions in respect of these contingencies reflects the provisions of an acquired company. Substantially all of the acquired entity's remediation liability is indemnified by a prior owner. Accordingly, an asset equal to this remediation liability is included in "Other non-current assets".

        The impact of the above Nuclear Technology and other environmental obligations on "Income from continuing operations before taxes" was not significant in 2010, 2009 and 2008. The impact on "Income (loss) from discontinued operations, net of tax" was an income of  $29 million in 2010 and was not significant in 2009 and 2008.

        The effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Statements of Cash Flows was as follows:

( $ in millions)	2010	2009	2008
Cash expenditures:
Nuclear Technology business	20	11	4
Various businesses	6	18	8

	26	29	12

        The Company has estimated cash expenditures of  $158 million for 2011, including the settlement with Westinghouse. These expenditures are covered by provisions included in "Provisions and other current liabilities".

        The total effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
( $ in millions)	2010	2009
Provision balance relating to:
Nuclear Technology business	181	230
Various businesses	65	67

	246	297

Environmental provisions included in:
Provisions and other current liabilities	161	29
Other non-current liabilities	85	268

	246	297

        Provisions for the above estimated losses have not been discounted as the timing of payments cannot be reasonably estimated.

Asbestos obligations

        The Company's Combustion Engineering Inc. subsidiary (CE) was a co-defendant in a large number of lawsuits claiming damage for personal injury resulting from exposure to asbestos. A smaller number of claims were also brought against the Company's former Lummus subsidiary as well as against other entities of the Company. Separate plans of reorganization for CE and Lummus, as amended, were filed under Chapter 11 of the U.S. Bankruptcy Code. The CE plan of reorganization and the Lummus plan of reorganization (collectively, the Plans) became effective on April 21, 2006 and August 31, 2006, respectively.

        Under the Plans, separate personal injury trusts were created and funded to settle future asbestos-related claims against CE and Lummus and on the respective Plan effective dates, channeling injunctions were issued pursuant to Section 524(g) of the U.S. Bankruptcy Code under which all present and future asbestos-related personal injury claims filed against the Company and its affiliates and certain other entities that relate to the operations of CE and Lummus are channeled to the CE Asbestos PI Trust or the Lummus Asbestos PI Trust, respectively.

        The effect of asbestos obligations on the Company's Consolidated Income Statements was not significant in 2010 and 2009. In 2008, a charge of  $31 million was recognized in "Income (loss) from discontinued operations, net of tax".

        The effect of asbestos obligations on the Company's Consolidated Statements of Cash Flows was as follows:

( $ in millions)	2010	2009	2008
Cash expenditures	51	1	100

        The effect of asbestos obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
( $ in millions)	2010	2009
Asbestos provisions included in:
Provisions and other current liabilities	2	28
Other non-current liabilities	—	25

	2	53

        In December 2010, the Company made a payment of  $25 million (included in the  $51 million cash expenditures above) to the CE Asbestos PI Trust and thereby discharged its remaining payment obligations to the CE Asbestos PI Trust.

Contingencies—Regulatory, Compliance and Legal

Gas Insulated Switchgear business

        In May 2004, the Company announced that it had undertaken an internal investigation which uncovered that certain of its employees together with employees of other companies active in the Gas Insulated Switchgear business were involved in anti-competitive practices. The Company has reported such practices upon identification to the appropriate antitrust authorities, including the European Commission. The European Commission announced its decision in January 2007 and granted the Company full immunity from fines assessed to the Company of euro 215 million under the European Commission's leniency program.

        The Company continues to cooperate with other antitrust authorities in several locations globally, including Brazil, which are investigating anti-competitive practices related to Gas Insulated Switchgear. At this stage of the proceedings, no reliable estimate of the amount of potential fines, if any, can be made.

Power Transformers business

        In October 2009, the European Commission announced its decision regarding its investigation into alleged anti-competitive practices of certain manufacturers of power transformers. The European Commission fined the Company euro 33.75 million (equivalent to  $49 million on date of payment).

        The German Antitrust Authority (Bundeskartellamt) and other antitrust authorities are also reviewing those alleged practices which relate to the German market and other markets. Management is cooperating fully with the authorities in their investigations. The Company anticipates that the German Antitrust Authority's review will result in an unfavorable outcome with respect to the alleged anti-competitive practices and expects that a fine will be imposed. At this stage of the proceedings with the other antitrust authorities, no reliable estimate of the amount of potential fines, if any, can be made.

Cables business

        The Company's cables business is under investigation for alleged anti-competitive practices. Management is cooperating fully with the antitrust authorities in their investigations. An informed judgment about the outcome of these investigations or the amount of potential loss for the Company, if any, relating to these investigations cannot be made at this stage.

FACTS business

        In January 2010, the European Commission conducted raids at the premises of the Company's flexible alternating current transmission systems (FACTS) business in Sweden as part of its investigation into alleged anti-competitive practices of certain FACTS manufacturers. In the United States, the Department of Justice (DoJ) also conducted an investigation into this business. The Company has been informed that the European Commission and the DoJ have closed their investigations. No fines have been imposed on the Company.

        The Company's FACTS business remains under investigation in one other jurisdiction for anti-competitive practices. Management is cooperating fully with the antitrust authority in its investigation. An informed judgment about the outcome of that investigation or the amount of potential loss for the Company, if any, relating to that investigation cannot be made at this stage.

Suspect payments

        In April 2005, the Company voluntarily disclosed to the DoJ and the United States Securities and Exchange Commission (SEC) certain suspect payments in its network management unit in the United States. Subsequently, the Company made additional voluntary disclosures to the DoJ and the SEC regarding suspect payments made by other Company subsidiaries in a number of countries in the Middle East, Asia, South America and Europe (including to an employee of an Italian power generation company) as well as by its former Lummus business. These payments were discovered by the Company as a result of the Company's internal audit program and compliance reviews.

        In September 2010, the Company reached settlements with the DoJ and the SEC regarding their investigations into these matters and into suspect payments involving certain of the Company's subsidiaries in the United Nations Oil-for-Food Program. In connection with these settlements, the Company agreed to make payments to the DoJ and SEC totaling  $58 million, which were settled in the fourth quarter of 2010. One subsidiary of the Company pled guilty to one count of conspiracy to violate the anti-bribery provisions of the U.S. Foreign Corrupt Practices Act and one count of violating those provisions. The Company entered into a deferred prosecution agreement and settled civil charges brought by the SEC. These settlements resolved the foregoing investigations. In lieu of an external compliance monitor, the DoJ and SEC have agreed to allow the Company to report on its continuing compliance efforts and the results of the review of its internal processes through September 2013.

General

        In addition, the Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties alleging harm with regard to various actual or alleged cartel cases. Also, the Company is subject to other various legal proceedings, investigations, and claims that have not yet been resolved. With respect to the abovementioned regulatory matters and commercial litigation contingencies, the Company will bear the costs of the continuing investigations and any related legal proceedings.

Liabilities recognized

        At December 31, 2010 and 2009, the Company recognized aggregate liabilities of  $220 million and  $300 million, respectively, included in "Provisions and other current liabilities" and in "Other non-current liabilities", for the above regulatory, compliance and legal contingencies. As it is not possible to make an informed judgment on the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

        The following table provides quantitative data regarding the Company's third-party guarantees. The maximum potential payments represent a "worst-case scenario", and do not reflect management's expected results. The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company's best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations.

	December 31,
( $ in millions)	2010	2009
	Maximum potential payments
Performance guarantees	125	214
Financial guarantees	84	91
Indemnification guarantees	203	282

Total	412	587

        In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2010 and 2009, were insignificant.

Performance guarantees

        Performance guarantees represent obligations where the Company guarantees the performance of a third party's product or service according to the terms of a contract. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. Performance guarantees include surety bonds, advance payment guarantees and standby letters of credit. The significant performance guarantees are described below.

        The Company retained obligations for guarantees related to the Power Generation business contributed in mid-1999 to the former ABB Alstom Power NV joint venture (Alstom Power NV). The guarantees primarily consist of performance guarantees and other miscellaneous guarantees under certain contracts such as indemnification for personal injuries and property damages, taxes and compliance with labor laws, environmental laws and patents. The guarantees are related to projects which are expected to be completed by 2013 but in some cases have no definite expiration date. In May 2000, the Company sold its interest in Alstom Power NV to Alstom SA (Alstom). As a result, Alstom and its subsidiaries have primary responsibility for performing the obligations that are the subject of the guarantees. Further, Alstom, the parent company and Alstom Power NV, have undertaken jointly and severally to fully indemnify and hold harmless the Company against any claims arising under such guarantees. Management's best estimate of the total maximum potential exposure of quantifiable guarantees issued by the Company on behalf of its former Power Generation business was approximately  $87 million and  $99 million at December 31, 2010 and 2009, respectively. The Company has not experienced any losses related to guarantees issued on behalf of the former Power Generation business.

        The Company retained obligations for guarantees related to the Upstream Oil and Gas business sold in 2004. The guarantees primarily consist of performance guarantees and have original maturity dates ranging from one to seven years. The maximum amount payable under the guarantees was approximately  $13 million and  $98 million at December 31, 2010 and 2009, respectively. The Company has the ability to recover potential payments under these guarantees through certain backstop guarantees. The maximum potential recovery under these backstop guarantees at both December 31, 2010 and 2009, was approximately  $6 million.

        The Company retained obligations for guarantees related to the Building Systems business in Germany sold in 2007. The guarantees primarily consist of performance guarantees and have original maturity dates ranging from one to thirteen years. The maximum amount payable under the guarantees was approximately  $10 million and  $15 million at December 31, 2010 and 2009, respectively.

        The Company is engaged in executing a number of projects as a member of a consortium that includes third parties. In certain of these cases, the Company guarantees not only its own performance but also the work of third parties. The original maturity dates of these guarantees range from one to three years. At December 31, 2010, the maximum payable amount under these guarantees as a result of third party non-performance was  $15 million.

Financial guarantees

        Financial guarantees represent irrevocable assurances that the Company will make payment to a beneficiary in the event that a third party fails to fulfill its financial obligations and the beneficiary under the guarantee incurs a loss due to that failure.

        At December 31, 2010 and 2009, the Company had  $84 million and  $91 million, respectively, of financial guarantees outstanding. Of each of those amounts,  $16 million and  $22 million, respectively, was issued on behalf of companies in which the Company currently has or formerly had an equity interest. The guarantees outstanding have various maturity dates. The majority of the durations run to 2013, with the longest expiring in 2021.

Indemnification guarantees

        The Company has indemnified certain purchasers of divested businesses for potential claims arising from the operations of the divested businesses. To the extent the maximum loss related to such indemnifications could not be calculated, no amounts have been included under maximum potential payments in the table above. Indemnifications for which maximum losses could not be calculated include indemnifications for legal claims. The significant indemnification guarantees are described below.

        The Company delivered to the purchasers of Lummus guarantees related to assets and liabilities divested in 2007. The maximum liability relating to this business, pursuant to the sales agreement, at each of December 31, 2010 and 2009, was  $50 million.

        The Company delivered to the purchasers of its interest in Jorf Lasfar guarantees related to assets and liabilities divested in 2007. The maximum liability at December 31, 2010 and 2009, of  $147 million and  $145 million, respectively, relating to this business, is subject to foreign exchange fluctuations.

        The Company delivered to the purchaser of the Reinsurance business guarantees related to assets and liabilities divested in 2004. The maximum liability at December 31, 2009, related to this business, was  $87 million. During 2010, a settlement agreement was reached and consequently, at December 31, 2010, the Company had no further liability with respect to these guarantees.

Product and order-related contingencies

        The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

        The reconciliation of the "Provision for warranties", including guarantees of product performance, was as follows:

( $ in millions)	2010	2009
Balance at January 1,	1,280	1,105
Claims paid in cash or in kind	(183)	(234)
Net increase in provision for changes in estimates, warranties issued and warranties expired	280	365
Exchange rate differences	16	44

Balance at December 31,	1,393	1,280

IBM Outsourcing Agreement

        In December 2009, the Company and International Business Machines Corporation (IBM) extended an existing global framework agreement, outsourcing the Company's information systems infrastructure services to IBM, for the period up to 2016. The agreement covers the Company's information systems infrastructure across 17 countries in Europe, North America and Asia Pacific. IBM provides server and network management, as well as end-user and help-desk services for the majority of the Company's information systems infrastructure operations.

        Pursuant to the global framework agreement, IBM receives monthly payments from the Company's subsidiaries in the respective countries related to information systems infrastructure services. Costs for these services in 2010, 2009 and 2008 were  $262 million,  $269 million and  $296 million, respectively.

Related party transactions

        The Company conducts business with certain companies where members of the Company's board of directors or executive committee act as directors or senior executives. The Company's board of directors has determined that the Company's business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company's related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.

Taxes	12 Months Ended
Dec. 31, 2010
Taxes.
Taxes

Note 16—Taxes

        Provision for taxes consisted of the following:

( $ in millions)	2010	2009	2008
Current taxes on income	867	1,057	1,282
Deferred taxes	151	(56)	(163)

Tax expense from continuing operations	1,018	1,001	1,119

Tax benefit from discontinued operations	(3)	(7)	(36)

        The weighted-average tax rate results from applying each subsidiary's statutory income tax rate to the "Income from continuing operations before taxes". The Company operates in countries that have differing tax laws and rates. Consequently, the consolidated weighted-average effective rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates.

( $ in millions, except % data)	2010	2009	2008
Reconciliation of taxes:
Income from continuing operations before taxes	3,740	4,120	4,518
Weighted-average tax rate	25.3%	23.9%	28.1%
Taxes at weighted-average tax rate	945	983	1,270
Items taxed at rates other than the weighted-average tax rate	(21)	(13)	3
Changes in valuation allowance, net	60	(46)	(414)
Changes in tax laws and enacted tax rates	6	5	(19)
Other, net	28	72	279

Tax expense from continuing operations	1,018	1,001	1,119

Effective tax rate for the year	27.2%	24.3%	24.8%

        Certain provisions recorded as an expense in 2008 and the release of certain of these provisions in 2009 primarily related to alleged anti-competitive practices, originated in jurisdictions with a tax rate other than the weighted- average tax rate.

        The reconciliation of taxes for 2010, 2009 and 2008 included changes in the valuation allowance recorded in certain jurisdictions in respect of deferred tax assets that were recognized for net operating losses and timing differences incurred in those jurisdictions. The change in valuation allowance was required as the Company determined that it was more likely than not that such deferred tax assets would be realized. In 2010, the net increase in valuation allowance included an expense of  $44 million related to certain of the Company's operations in Central Europe. In 2009, the change in valuation allowance included a benefit of approximately  $60 million related to certain of the Company's operations in Central Europe, while in 2008, the change in valuation allowance was predominantly related to the Company's operations in North America, with approximately  $330 million.

        In 2010, "Other, net" of  $28 million in the table above included:

  •
  an expense of  $45 million relating to items that were deducted for financial accounting purposes, but were not tax deductible such as interest expense, state and local taxes on productive activities, disallowed meals and entertainment expenses and other similar items.

        In 2009, "Other, net" of  $72 million in the table above included:

  •
  a benefit of approximately  $74 million relating to the release of provision for costs of previously disclosed investigations by European authorities into suspect payments and alleged anti-competitive practices that were credited for financial accounting purposes, but were not taxable,

  •
  an expense of approximately  $40 million relating to items that were deducted for financial accounting purposes, but were not tax deductible such as interest expense, state and local taxes on productive activities, disallowed meals and entertainment expenses and other similar items, and

  •
  an expense of approximately  $100 million relating to a net increase in tax accruals.

        In 2008, "Other, net" of  $279 million in the table above included:

  •
  an expense of approximately  $140 million related to a pending tax dispute in Northern Europe,

  •
  an expense of approximately  $100 million relating to costs of previously disclosed investigations by U.S. and European authorities into suspect payments and alleged anti-competitive practices, respectively, that were deducted for financial accounting purposes, but were not tax deductible,

  •
  the release of a provision of approximately  $53 million related to the court decision in Northern Europe concerning certain sale and leaseback transactions as well as to the favorable outcome related to the interpretation of tax law and double tax treaty agreements by competent tax authorities in the Mediterranean region,

  •
  an expense of approximately  $50 million relating to items that were deducted for financial accounting purposes, but were not tax deductible such as interest expense, state and local taxes on productive activities, disallowed meals and entertainment expenses and other similar items, and

  •
  an expense of approximately  $40 million relating to a net increase in tax accruals.

        Deferred income tax assets and liabilities consisted of the following:

	December 31,
( $ in millions)	2010	2009
Deferred tax assets:
Unused tax losses and credits	1,102	1,100
Pension and other accrued liabilities	1,005	1,094
Inventories	241	255
Property, plant and equipment	90	91
Other	134	135

Total gross deferred tax asset	2,572	2,675
Valuation allowance	(450)	(473)

Total gross deferred tax asset, net of valuation allowance	2,122	2,202
Deferred tax liabilities:
Property, plant and equipment	(441)	(242)
Pension and other accrued liabilities	(191)	(172)
Inventories	(159)	(168)
Other current assets	(137)	(155)
Unremitted earnings	(171)	(142)
Other	(49)	(26)

Total gross deferred tax liability	(1,148)	(905)

Net deferred tax asset	974	1,297

Included in:
"Deferred taxes"—current assets	896	900
"Deferred taxes"—non-current assets	846	1,052
"Deferred taxes"—current liabilities	(357)	(327)
"Deferred taxes"—non-current liabilities	(411)	(328)

Net deferred tax asset	974	1,297

        At December 31, 2010, net deferred tax assets included an increase in deferred tax liabilities of  $100 million arising upon business combinations.

        Certain entities have deferred tax assets related to net operating loss carry-forwards and other items. As recognition of these assets did not meet the more likely than not criterion, valuation allowances of  $450 million and  $473 million were established at December 31, 2010 and 2009, respectively. At December 31, 2010, and 2009, the item unused tax losses and credits included  $226 million and  $240 million, respectively, for which the Company has established a full valuation allowance as, due to limitations imposed by the relevant tax law, the Company determined that, more likely than not, such deferred tax assets would not be realized.

        At December 31, 2010, net operating loss carry-forwards of  $2,901 million and tax credits of  $129 million were available to reduce future taxes of certain subsidiaries. Of these amounts,  $1,928 million loss carry-forwards and  $126 million tax credits will expire in varying amounts through 2030. These carry-forwards were predominantly related to the Company's U.S. operations.

        Unrecognized tax benefits consisted of the following:

( $ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2008	518	129	647
Net change due to acquisitions and divestments	6	1	7
Increase relating to prior year tax positions	189	75	264
Decrease relating to prior year tax positions	(20)	(1)	(21)
Increase relating to current year tax positions	93	1	94
Decrease related to current year tax positions	(17)	(1)	(18)
Decrease due to settlements with tax authorities	(127)	(55)	(182)
Decrease as a result of the applicable statute of limitations	(25)	(5)	(30)
Exchange rate differences	(19)	(5)	(24)

Balance at December 31, 2008 which would, if recognized, affect the effective tax rate	598	139	737
Net change due to acquisitions and divestments	(2)	—	(2)
Increase relating to prior year tax positions	133	62	195
Decrease relating to prior year tax positions	(9)	(8)	(17)
Increase relating to current year tax positions	93	6	99
Decrease due to settlements with tax authorities	(41)	(3)	(44)
Decrease as a result of the applicable statute of limitations	(69)	(22)	(91)
Exchange rate differences	9	2	11

Balance at December 31, 2009 which would, if recognized, affect the effective tax rate	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010 which would, if recognized, affect the effective tax rate	714	178	892

        In 2010, the "Increase relating to current year tax positions" in the table above included an expense of  $88 million related to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        In 2009, the "Increase relating to prior year tax positions" included an expense of approximately  $27 million in taxes and approximately  $27 million in penalties and interest relating to a pending tax dispute in Northern Europe. Further, it included an increase of provision of approximately  $34 million in taxes relating to a pending assessment by competent tax authorities in Central Europe.

        In 2008, the "Increase relating to prior year tax positions" included an expense of approximately  $85 million in taxes and approximately  $50 million in penalties and interest relating to a pending tax dispute in Northern Europe. Further, it included an increase of provision of approximately  $33 million in taxes relating to a pending assessment by competent tax authorities in Central Europe.

        In 2008, the "Decrease due to settlements with tax authorities" included the release of provisions of approximately  $53 million in taxes and approximately  $48 million in penalties and interest relating to court cases in Northern Europe concerning certain sale and leaseback transactions, as well as to the favorable outcome in the Mediterranean region relating to the interpretation of tax law and double tax treaty agreements by competent tax authorities. Further, it included the release of provision of approximately  $33 million in taxes relating to the favorable outcome of an assessment by competent tax authorities in Central Europe.

        At December 31, 2010, the Company expected the resolution, within the next twelve months, of uncertain tax positions related to pending court cases amounting to  $205 million for taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur within the next twelve months.

        At December 31, 2010, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2002
The Americas	2008
Asia	2001
Middle East & Africa	2004

Employee benefits	12 Months Ended
Dec. 31, 2010
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates pension plans, including defined benefit, defined contribution and termination indemnity plans in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans in certain countries.

        Some of these plans require employees to make contributions and enable employees to earn matching or other contributions from the Company. The funding policies of the Company's plans are consistent with the local government and tax requirements. The Company has several pension plans that are not required to be funded pursuant to local government and tax requirements. The Company uses a December 31 measurement date for its plans.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension and postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The following tables set forth the changes in benefit obligations, the change in plan assets and the funded status recognized in the Consolidated Balance Sheets for the Company's benefit plans:

	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	8,914	7,761	219	207
Service cost	210	154	2	2
Interest cost	389	432	12	13
Contributions by plan participants	58	56	—	—
Benefit payments	(571)	(558)	(13)	(13)
Benefit obligations of businesses disposed and acquired	—	24	—	—
Actuarial (gain) loss	168	634	(6)	6
Plan amendments and other	16	21	(1)	2
Exchange rate differences	153	390	1	2

Benefit obligation at December 31,	9,337	8,914	214	219

Fair value of plan assets at January 1,	8,149	7,051	—	—
Actual return on plan assets	636	935	—	—
Contributions by employer	567	307	13	13
Contributions by plan participants	58	56	—	—
Benefit payments	(571)	(558)	(13)	(13)
Plan assets of businesses disposed and acquired	—	—	—	—
Plan amendments and other	(12)	2	—	—
Exchange rate differences	183	356	—	—

Fair value of plan assets at December 31,	9,010	8,149	—	—

Funded status—underfunded	327	765	214	219

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2010	2009	2008	2010	2009	2008
( $ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	(1)	(2)	(3)
Net actuarial loss	(1,135)	(1,313)	(1,239)	(65)	(77)	(76)
Prior service cost	(43)	(40)	(40)	51	61	79

Amount recognized in OCI(1) and NCI(2)	(1,178)	(1,353)	(1,279)	(15)	(18)	—
Taxes associated with amount recognized in OCI(1) and NCI(2)	270	301	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(908)	(1,052)	(978)	(15)	(18)	—

(1)
OCI represents "Accumulated other comprehensive loss"

(2)
NCI represents "Noncontrolling interests"

(3)
NCI, net of tax, amounted to  $3 million,  $2 million and  $0 million at December 31, 2010, 2009 and 2008, respectively

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(172)	(112)	—	—
Underfunded plans—current	26	28	16	18
Underfunded plans—non-current	473	849	198	201

Funded status	327	765	214	219

	December 31,
( $ in millions)	2010	2009
Non-current assets
Overfunded pension plans	(172)	(112)
Other employee-related benefits	(1)	—

Prepaid pension and other employee benefits	(173)	(112)

	December 31,
( $ in millions)	2010	2009
Current liabilities
Underfunded pension plans	26	28
Underfunded other benefit plans	16	18
Other employee-related benefits	26	22

Pension and other employee benefits (Note 13)	68	68

	December 31,
( $ in millions)	2010	2009
Non-current liabilities
Underfunded pension plans	473	849
Underfunded other benefit plans	198	201
Other employee-related benefits	160	129

Pension and other employee benefits	831	1,179

        The funded status, calculated by the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2010			2009
( $ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	3,901	3,402	499	7,651	6,774	877
Assets exceed PBO	5,436	5,608	(172)	1,263	1,375	(112)

Total	9,337	9,010	327	8,914	8,149	765

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was  $9,024 million and  $8,627 million at December 31, 2010 and 2009, respectively. The funded status, calculated by the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively was:

	December 31,
	2010			2009
( $ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	2,080	1,725	355	6,285	5,627	658
Assets exceed ABO	6,944	7,285	(341)	2,342	2,522	(180)

Total	9,024	9,010	14	8,627	8,149	478

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2010	2009	2008	2010	2009	2008
( $ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	210	154	177	2	2	2
Interest cost	389	432	438	12	13	13
Expected return on plan assets	(422)	(384)	(471)	—	—	—
Amortization transition liability	—	—	—	1	1	1
Amortization prior service cost	26	13	14	(9)	(11)	(11)
Amortization of net actuarial loss	71	71	13	5	6	5
Curtailments, settlements and special termination benefits	8	2	38	—	(8)	—

Net periodic benefit cost	282	288	209	11	3	10

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2011 is  $57 million and  $42 million, respectively.

        The net actuarial loss, transition cost and prior service cost for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2011 is  $4 million,  $1 million and  $(9) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2010	2009	2010	2009
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	4.29	4.66	5.03	5.54
Rate of compensation increase	2.05	2.13	—	—
Pension increase assumption	1.06	1.22	—	—

        The discount rate assumptions reflect the rates at which the benefit obligations could effectively be settled. The principal assumption was that the relevant fixed income securities are AA rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2010	2009	2008	2010	2009	2008
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.66	5.63	5.16	5.54	6.30	6.17
Expected long-term rate of return on plan assets	5.44	5.47	5.55	—	—	—
Rate of compensation increase	2.13	2.22	2.35	—	—	—

        The "Expected long-term rate of return on plan assets" is derived from the current and projected asset allocation, the current and projected types of investments in each asset category and the long-term historical returns for each investment type.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2010	2009
Health care cost trend rate assumed for next year	7.93%	8.89%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2010:

	1-percentage-point
( $ in millions)	increase	decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	15	(13)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are administered by boards of trustees (which include Company representatives) whose primary responsibility is to ensure that the plans meet their liabilities through contributions and investment returns. Consequently, the boards of trustees have the responsibility for key investment strategy decisions.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability modeling. The projected future development of pension liabilities is assessed relative to various alternative asset allocations in order to determine a strategic asset allocation for each plan, based on a given risk budget. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis. The assets of the major plans are reviewed at least quarterly, while the plans' liabilities are reviewed in detail at least annually.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within the risk budget, while considering the future liabilities and liquidity needs of the individual plans. Risk parameters taken into account include:

  •
  the funding ratio of the plan,

  •
  the likelihood of extraordinary cash contributions being required,

  •
  the risk embedded in each individual asset class, and

  •
  the correlations between each of the above.

        The Company's investment policy is to achieve an optimal balance between risk and return on the plans' investments through the diversification of asset classes, the use of various external asset managers and the use of differing investment styles. This has resulted in a diversified portfolio with a mix of actively and passively managed investments.

        The plans are mainly invested in equity securities and bonds, with smaller allocations to real estate, private equity and hedge funds.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset Class
Global fixed income securities	49
Emerging markets fixed income securities	3
Global equity securities	26
Emerging markets equity securities	4
Real estate	9
Cash and equivalents	5
Private equity	2
Hedge funds	2

100

        The actual asset allocations of the plans are in line with the target asset allocations, which are set on an individual plan basis by the boards of trustees. They are the result of individual plans' risk assessments.

        Global and emerging markets fixed income securities include corporate bonds of companies from diversified industries and government bonds mainly from mature market issuers. Global and emerging markets equity securities primarily include investments in large-cap and mid-cap listed companies. Global equity securities represent equities listed in mature markets (mainly in the United States, Europe and Japan). Real Estate investments consist largely of domestic real estate in Switzerland held in the Swiss plans. The investments in Private equity and Hedge funds reflect a variety of investment strategies.

        Based on the above global asset allocation, the expected long-term return on assets is 5.44 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2011.

        At December 31, 2010 and 2009, plan assets included approximately 0.8 million shares and 0.7 million shares of the Company's capital stock with a total value of  $17 million and  $14 million, respectively.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied see Note 2.

	December 31, 2010
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class:
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

	December 31, 2009
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class:
Cash and equivalents	102	193	—	295
Global equities	2,077	45	—	2,122
Emerging markets equities	271	—	—	271
Global fixed income	1,831	2,389	—	4,220
Emerging markets fixed income	—	212	—	212
Insurance contracts	—	34	—	34
Private equity	5	22	149	176
Hedge funds	—	—	127	127
Real estate	71	—	621	692
Commodities	—	—	—	—

Total	4,357	2,895	897	8,149

        The following table represents the movements of those asset categories whose fair value use significant unobservable inputs (Level 3):

( $ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2009	152	137	603	892
Return on plan assets:
Assets still held at December 31, 2009	(8)	(2)	2	(8)
Assets sold during the year	(1)	(22)	(1)	(24)
Purchases (sales)	5	6	(4)	7
Transfers into Level 3	—	18	—	18
Exchange rate differences	1	(10)	21	12

Balance at December 31, 2009	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

        Real estate properties are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions. Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are not quoted in active markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses. Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	567	307	13	13
Of which, discretionary contributions to defined benefit pension plans	331	49	—	—

        In 2010, the discretionary contributions included a non-cash contribution of  $213 million of available-for-sale securities to one of the Company's pension plans in Germany.

        The Company expects to contribute approximately  $294 million to its defined benefit pension plans and  $17 million to its other postretirement benefit plans in 2011.

        The Company also maintains several defined contribution plans. The expense for these plans was  $97 million,  $91 million and  $92 million in 2010, 2009 and 2008, respectively. The Company also contributed  $30 million,  $18 million and  $22 million to multi-employer plans in 2010, 2009 and 2008, respectively. In the United States, a withdrawal from a multi-employer plan in 2009 resulted in an  $11 million provision.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2010 are as follows:

	Pension benefits	Other postretirement benefits
( $ in millions)		Benefit payments	Medicare subsidies
2011	594	18	(1)
2012	584	18	(1)
2013	579	18	(1)
2014	569	18	(1)
2015	565	18	(1)
Years 2016–2020	2,844	92	(7)

        The Medicare subsidies column represents payments estimated to be received from the United States government as part of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The United States government began making the subsidy payments for employers in 2006.

Share-based payment arrangements	12 Months Ended
Dec. 31, 2010
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled  $66 million,  $66 million and  $63 million in 2010, 2009 and 2008, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the WAR, LTIP and Other share-based payments sections of this note. The total tax benefit recognized in 2010, 2009 and 2008, was not significant.

        At December 31, 2010, the Company had the ability to issue up to 29 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 25 million shares held by the Company in treasury stock at December 31, 2010, could be used to settle share-based payment arrangements.

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers physically-settled warrants, cash-settled warrant appreciations rights (WARs) and options to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of warrants granted under this plan. The options entitle the holder to request that a third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. The WARs are non-transferable.

        Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted has been assumed to be the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2010 grant	2009 grant	2008 grant
Expected volatility	30%	41%	36%
Dividend yield	2.35%	2.34%	1.42%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.20%	1.93%	3.36%

        Presented below is a summary of the activity related to warrants and options:

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2010	93,891,775	18,778,355	25.42
Granted	38,861,000	7,772,200	22.50
Exercised(4)	(3,439,165)	(687,833)	7.50
Forfeited	(1,199,460)	(239,892)	27.17

Outstanding at December 31, 2010	128,114,150	25,622,830	25.00	3.8	21

Vested and expected to vest at December 31, 2010	118,728,575	23,745,715	24.92	3.7	20
Exercisable at December 31, 2010	44,660,530	8,932,106	23.72	2.3	13
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to  $5 million. The shares were issued out of contingent capital.

        Of the outstanding instruments at December 31, 2010, 2009 and 2008, 17.6 million, 8.8 million and 3.0 million, respectively, have been sold to a third-party by participants, representing 3.5 million, 1.8 million and 0.6 million shares, respectively.

        At December 31, 2010, there was  $42 million of total unrecognized compensation cost related to non-vested warrants and options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 1.8 years. The weighted-average grant-date fair value of warrants and options granted during 2010, 2009 and 2008 was 0.81 Swiss francs, 1.15 Swiss francs and 2.32 Swiss francs, respectively. In 2010, 2009 and 2008, the aggregate intrinsic value (on the dates of exercise) of instruments exercised was 9 million Swiss francs, 5 million Swiss francs and 57 million Swiss francs, respectively.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2010:

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	11,367,500	2,273,500	1.1
26.00	26,500,740	5,300,148	2.4
36.40	28,119,410	5,623,882	3.4
19.00	23,415,500	4,683,100	4.4
22.50	38,711,000	7,742,200	5.4

Total number of instruments and shares	128,114,150	25,622,830	3.8

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of an equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded expense of  $8 million, expense of  $17 million and income of  $83 million for 2010, 2009 and 2008, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded through earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2010, 2009 and 2008, the Company recorded expense of  $10 million,  $1 million and  $98 million, respectively, in "Selling, general and administrative expenses" related to the cash-settled call options.

        The aggregate fair value of outstanding WARs was  $45 million and  $64 million at December 31, 2010 and 2009, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs
Outstanding at January 1, 2010	63,799,435
Granted	9,355,250
Exercised	(13,522,415)
Forfeited	(1,230,875)

Outstanding at December 31, 2010	58,401,395

Exercisable at December 31, 2010	16,578,125

        The aggregate fair value at date of grant of WARs granted in 2010, 2009 and 2008 was  $7 million,  $22 million and  $33 million, respectively. In 2010, 2009 and 2008, share-based liabilities of  $25 million,  $20 million and  $53 million, respectively, were paid upon exercise of WARs by participants.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of monthly salary deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in a bank account held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2010 grant	2009 grant	2008 grant
Expected volatility	27%	35%	57%
Dividend yield	2.49%	2.07%	2.61%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0.26%	0.37%	1.44%

        Presented below is a summary of activity under the ESAP:

	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2010	4,862,440	19.36
Granted	4,140,440	20.46
Forfeited	(209,140)	19.36
Exercised(4)	(3,201,979)	19.36
Not exercised (savings returned plus interest)	(1,451,321)	19.36

Outstanding at December 31, 2010	4,140,440	20.46	0.8	1.5

Vested and expected to vest at December 31, 2010	3,966,542	20.46	0.8	1.5
Exercisable at December 31, 2010	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise amounted to  $62 million and the corresponding tax benefit was not significant. The shares were issued out of treasury shares.

        The exercise prices per ABB Ltd share and per ADS of 20.46 Swiss francs and  $20.55, respectively, for the 2010 grant, 19.36 Swiss francs and  $18.75, respectively, for the 2009 grant, and 15.30 Swiss francs and  $12.98, respectively, for the 2008 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

        At December 31, 2010, there was  $7 million of total unrecognized compensation cost related to non-vested options granted under the ESAP. That cost is expected to be recognized over the first ten months of 2011 in "Total cost of sales" and in "Selling, general and administrative expenses". The weighted-average grant-date fair value of options granted during 2010, 2009 and 2008, was 1.96 Swiss francs, 2.55 Swiss francs and 3.34 Swiss francs, respectively. The total intrinsic value (on the dates of exercise) of options exercised in 2010 and 2009 was 3.5 million Swiss francs and 22 million Swiss francs, respectively. No options were exercised in 2008.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other executives (Eligible Participants), as defined in the terms of the LTIP and determined by the Company's Governance, Nomination and Compensation Committee. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions. The 2010 launch under the LTIP is composed of two components—a share-price performance component and a retention component. The 2009 and 2008 LTIP launches are each composed of two components—a share-price performance component and a co-investment component.

        Under the share-price performance component, the number of shares granted is dependent upon the base salary of the Eligible Participant. The actual number of shares that will vest at a future date is dependent on (i) the performance of ABB Ltd shares during a defined period (Evaluation Period) compared to those of a selected peer group of publicly-listed multinational companies and (ii) the term of service of the respective Eligible Participant in their capacity as an Eligible Participant during the Evaluation Period. The actual number of shares that vest after the Evaluation Period cannot exceed 100 percent of the conditional grant.

        The performance of the Company compared to its peers over the Evaluation Period will be measured as the sum, in percentage terms, of the average percentage price development of the ABB Ltd share price over the Evaluation Period and an average annual dividend yield percentage (the Company's Performance). In order for shares to vest, the Company's Performance over the Evaluation Period must be positive and equal to or better than half of the defined peers. The actual number of shares to be delivered by the Company, after the end of the Evaluation Period, will be dependent on the Company's ranking in comparison with the defined peers. The full amount of the grant will vest if the Company's Performance is positive and better than three-quarters of the defined peers. For the 2010 and 2009 LTIP launches, if the Company's Performance is negative but other conditions are met, a reduced number of shares will vest. In addition, for the 2010 and 2009 LTIP launches, if the Company's net income (adjusted for the financial impact of items that are, in the opinion of the Company's Board, non-operating, non-recurring or unforeseen—such as divestments and acquisitions) is negative for the year preceding the year in which the Evaluation Period ends, no shares will vest, irrespective of the outcome of the Company's Performance.

        Under the co-investment component of the 2009 and 2008 LTIP launches, each Eligible Participant was invited to invest in the Company's shares, up to an individually defined maximum number of shares. If the Eligible Participant remains the owner of such shares until the end of the Evaluation Period, the Company will deliver free-of-charge to the Eligible Participant a matching number of shares.

        Under the retention component of the 2010 LTIP launch, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the Evaluation Period (if the participant remains an Eligible Participant till the end of such period).

        The method of settlement of vested shares varies for each LTIP launch. For the 2010 LTIP launch, under the share-price performance component, an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component, an Eligible Participant can elect to receive 30 percent of the value of the shares that have vested in cash (the remaining 70 percent can only be received in the form of shares). For the 2009 LTIP launch, under both components, an Eligible Participant can elect to receive 30 percent of the value of the shares that have vested in cash (the remaining 70 percent, under both components, can only be received in the form of shares). In December 2009, the 2008 and 2007 LTIP launches were modified to also allow the Eligible Participants in those launches to receive 30 percent of the value of the vested shares in cash (the remaining 70 percent continued to be receivable only in the form of shares). The additional compensation cost as a result of such modification was not significant.

        For the purposes of the disclosures below, the portion of awards that can only be received in the form of shares are termed Equity-Settled Awards while awards that can be only received in cash, as well as the portion of the awards that the Eligible Participant can elect to receive in cash, are termed Cash-Settled Awards.

        Presented below is a summary of launches of the LTIP outstanding at December 31, 2010:

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2008	March 15, 2008, to March 15, 2011	26.20
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

        Presented below is a summary of activity under the LTIP:

	Number of shares
				Weighted-average grant-date fair value per share (Swiss francs)
	Choice of Equity or Equity/Cash Settlement(1)	Only Cash Settlement(2)	Total
Nonvested at January 1, 2010	2,492,234	—	2,492,234	18.41
Granted	348,446	228,913	577,359	13.79
Vested	(471,491)	—	(471,491)	24.50
Expired(3)	(32,168)	—	(32,168)	24.50

Nonvested at December 31, 2010	2,337,021	228,913	2,565,934	16.17

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive either i) 100 percent in the form of shares or ii) 30 percent of the value in cash (the remaining 70 percent can only be received in the form of shares).

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

        Equity-Settled Awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the Evaluation Period) based on the grant-date fair value of the shares. The Cash-Settled Awards are recorded as a liability remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2010, there was  $10 million of total unrecognized compensation cost related to Equity-Settled Awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.5 years. The compensation cost recorded in 2010 and 2009 for Cash-Settled Awards was not significant. There were no Cash-Settled Awards in 2008 under LTIP.

        The aggregate fair value, at the dates of grant, of shares granted in 2010, 2009 and 2008, was approximately  $7 million,  $13 million and  $21 million, respectively. The total grant-date fair value of shares that vested during 2010, 2009 and 2008 was  $10 million,  $2 million and  $13 million, respectively. The weighted-average grant-date fair value of shares granted during 2010, 2009 and 2008, was 13.79 Swiss francs, 9.83 Swiss francs and 31.47 Swiss francs, respectively.

        For the share-price performance component of the 2010 and 2009 LTIP launches, the fair value of the shares relating to the Equity-Settled Awards is based on the market price of the ABB Ltd share on grant date, adjusted for the probability of vesting as computed using a Monte Carlo simulation model at grant date. The main inputs to the Monte Carlo simulation model for the grant-date fair value of the Equity-Settled Awards for the Company and each peer company are as follows:

Equity-Settled Awards at grant dates of	LTIP 2010 Launch		LTIP 2009 Launch
	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	19.5	53.5	5.6	51.5
—Risk-free rates (%)	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	6.0	8.0	6.0	8.0

        The fair value of the shares relating to the Cash-Settled Awards is based on the market price of the ABB Ltd share at each reporting date adjusted for the probability of vesting as computed using a Monte Carlo simulation model at each reporting date. The main inputs to the Monte Carlo simulation model for the December 31, 2010 and 2009, fair values of the Cash-Settled Awards for the Company and each peer company are as follows:

	December 31,
	2010		2009
Cash-Settled Awards at Input ranges for:
	From	To	From	To
—Option implied volatilities (%)	12.5	46.4	16.0	51.1
—Risk-free rates (%)	1.8	4.4	2.3	4.6
—Equity betas	0.84	1.30	0.83	1.31
—Equity risk premiums (%)	6.0	8.0	6.0	8.0

        For the share-price performance component of launches up to and including the 2008 LTIP launch, the fair value of the granted shares was the market price of the ABB Ltd share on grant date for the Equity-Settled Awards and the market price of the ABB Ltd share at each reporting date for the Cash-Settled Awards.

        For the retention component under the 2010 LTIP launch and the co-investment component under all other LTIP launches, the fair value of the shares is the market price of the ABB Ltd share on grant date for the Equity-Settled Awards and on each reporting date for the Cash-Settled Awards.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain individual employees. In December 2009, such arrangements were modified to give the participants the right to receive, upon vesting, 30 percent of the value of the vested shares in cash. The additional compensation cost as a result of such modification was not significant. The compensation cost recorded in "Selling, general and administrative expenses" in 2010 and 2009 for the cash-settled arrangements was not significant. There were no such cash-settled arrangements in 2008.

Stockholders' equity	12 Months Ended
Dec. 31, 2010
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At December 31, 2010, the Company had 2,747,639,755 authorized shares, of which 2,308,782,064 were registered and issued. At December 31, 2009, the Company had 2,770,314,755 authorized shares, of which 2,329,324,797 were registered and issued.

        In February 2008, the Company announced a share-buyback program of up to a maximum value of 2.2 billion Swiss francs (equivalent to  $2 billion at then-current exchange rates) with the intention of completing the buyback program prior to the Annual General Meeting of Shareholders in 2010 and of proposing the cancellation of the shares at that meeting. Up to December 31, 2008, a total of 22.675 million shares were repurchased under the program at a total cost of 652 million Swiss francs ( $619 million, using exchange rates effective at the respective repurchase dates) and were included in "Treasury stock". No repurchases took place under the program in 2009 and 2010. At the Annual General Meeting in April 2010, shareholders approved a proposal to cancel the 22.675 million repurchased shares and these were cancelled in July 2010, reducing the number of total issued shares.

        Also at the Annual General Meeting in April 2010, shareholders approved the payment of a dividend in the form of a nominal value reduction of 0.51 Swiss francs per share, reducing the nominal value of ABB Ltd's shares from 1.54 Swiss francs per share to 1.03 Swiss francs per share. The distribution, paid in July 2010 and equivalent to  $1,112 million, resulted in a reduction in capital stock and additional paid-in capital.

        In May 2009, at the Annual General Meeting, shareholders approved a proposal to reduce the nominal value of ABB Ltd's shares from 2.02 Swiss francs per share to 1.54 Swiss francs per share and to distribute the 0.48 Swiss francs per share to shareholders. The distribution, equivalent to  $1,024 million, resulted in a reduction in capital stock and additional paid-in capital.

        At the Annual General Meetings in May 2008, shareholders approved a proposal to reduce the nominal value of ABB Ltd's shares from 2.50 Swiss francs per share to 2.02 Swiss francs per share and to distribute the 0.48 Swiss francs per share to shareholders. The distribution, equivalent to  $1,060 million, resulted in a reduction in capital stock and additional paid-in capital.

        Separately, during 2010, the Company purchased on the open market an aggregate of 12.1 million of its own shares for use in connection with its employee incentive plans. These transactions resulted in an increase in "Treasury stock" of  $228 million.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs.

        In 2010, 2009 and 2008, the bank exercised a portion of the call options held that had been issued at fair value. As a result, in 2010, 2009 and 2008, approximately 2.1 million, 1.0 million and 6.8 million shares, respectively, were issued by the Company resulting in a net increase in capital stock and additional paid-in capital of  $16 million,  $7 million and  $49 million, respectively.

        At December 31, 2010, call options representing 20 million shares and with strike prices ranging from 15.30 to 36.40 Swiss francs were held by the bank. These call options expire in periods ranging from February 2012 to May 2016. However, at December 31, 2010, only 3 million of these instruments, with strike prices ranging from 15.30 to 36.40 Swiss francs, could be exercised under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2010, the Company had further outstanding obligations to deliver:

  •
  up to 2.8 million shares, at a strike price of 26.00 Swiss francs, relating to the options granted under the 2007 launch of the MIP, vesting in May 2010 and expiring in May 2013,

  •
  up to 3.0 million shares, at a strike price of 36.40 Swiss francs, relating to the options granted under the 2008 launch of the MIP, vesting in May 2011 and expiring in May 2014,

  •
  up to 4.6 million shares, at a strike price of 19.00 Swiss francs, relating to the options granted under the 2009 launch of the MIP, vesting in May 2012 and expiring in May 2015,

  •
  up to 7.7 million shares, at a strike price of 22.50 Swiss francs, relating to the options granted under the 2010 launch of the MIP, vesting in May 2013 and expiring in May 2016,

  •
  up to 4.1 million shares, at a strike price of 20.46 Swiss francs, to employees under the ESAP, vesting and expiring in November 2011,

  •
  up to 2.3 million shares free-of-charge to Eligible Participants under the 2010, 2009 and 2008 launches of the LTIP, vesting and expiring in March 2013, 2012 and 2011, respectively, and

  •
  less than half a million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2010, the Company delivered 3.2 million shares, from treasury stock, for the purposes of fulfilling the Company's obligations under the ESAP. This resulted in a net increase in capital stock and additional paid-in capital of  $10 million and a reduction in treasury stock of  $52 million. In November 2009, the Company issued 5.5 million shares, from contingent capital stock, for the purposes of fulfilling the Company's obligations under the ESAP. This share issuance resulted in an increase in capital stock and additional paid-in capital of  $83 million. No shares were issued under the ESAP in 2008.

        Dividends are payable to the Company's stockholders based on the requirements of Swiss law, ABB Ltd's Articles of Incorporation and stockholders' equity as reflected in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in compliance with Swiss law. At December 31, 2010, of the 12,493 million Swiss francs total stockholders' equity reflected in such unconsolidated financial statements, 2,378 million Swiss francs represents share capital and 10,115 million Swiss francs represent reserves. Of these reserves, 532 million Swiss francs (representing legal reserves for own shares) and 476 million Swiss francs (representing 20 percent of the share capital) are restricted.

        In February 2011, the Company announced that a proposal will be put to the 2011 Annual General Meeting to distribute 0.60 Swiss francs per share to shareholders.

Earnings per share	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2010, 2009 and 2008, outstanding securities representing a maximum of 26 million, 41 million and 24 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

( $ in millions, except per share data in $)	2010	2009	2008
Amounts attributable to ABB shareholders:
Income from continuing operations	2,551	2,884	3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)

Net income	2,561	2,901	3,118

Weighted-average number of shares outstanding (in millions)	2,287	2,284	2,287
Basic earnings (loss) per share attributable to ABB shareholders:
Income from continuing operations	1.12	1.26	1.37
Income (loss) from discontinued operations, net of tax	—	0.01	(0.01)

Net income	1.12	1.27	1.36

Diluted earnings per share:

( $ in millions, except per share data in $)	2010	2009	2008
Amounts attributable to ABB shareholders:
Income from continuing operations	2,551	2,884	3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)

Net income	2,561	2,901	3,118

Weighted-average number of shares outstanding (in millions)	2,287	2,284	2,287
Effect of dilutive securities:
Call options and shares	4	4	9

Dilutive weighted-average number of shares outstanding	2,291	2,288	2,296

Diluted earnings (loss) per share attributable to ABB shareholders:
Income from continuing operations	1.11	1.26	1.37
Income (loss) from discontinued operations, net of tax	0.01	0.01	(0.01)

Net income	1.12	1.27	1.36

Restructuring and related expenses	12 Months Ended
Dec. 31, 2010
Restructuring and related expenses
Restructuring and related expenses

Note 21—Restructuring and related expenses

Cost take-out program

        In December 2008, the Company announced a two-year cost take-out program that aimed to sustainably reduce the Company's cost of sales and general and administrative expenses. The savings have been derived from initiatives such as internal process improvements, low-cost sourcing, and further measures to adjust the Company's global manufacturing and engineering footprint to shifts in customer demand. In the course of this program, the Company has implemented and will continue to execute various restructuring initiatives across all operating segments and regions. As of December 31, 2010, the Company has substantially completed the two-year cost take-out program.

        Costs incurred under the program, per operating segment, were as follows:

( $ in millions)	Costs incurred in 2010	Cumulative costs incurred up to December 31, 2010
Power Products	44	122
Power Systems	48	139
Discrete Automation and Motion	35	256
Low Voltage Products	36	114
Process Automation	44	183
Corporate and Other	6	22

Total	213	836

        The Company recorded the following expenses under this program:

( $ in millions)	2010	2009	2008
Total cost of sales	110	293	72
Selling, general and administrative expenses	36	75	32
Other income (expense), net	67	148	3

Total	213	516	107

        These expenses consisted of the following:

( $ in millions)	2010	2009	2008
Employee severance costs	95	342	99
Estimated contract settlement, loss order and other costs	98	129	3
Inventory and long-lived asset impairments	20	45	5

Total	213	516	107

        The most significant individual exit plans within this program related to the Robotics reorganization, the downsizing of the former Automation Products business in France and Germany, as well as the Power Systems business in Germany.

Robotics reorganization

        In 2008, the Company initiated its plan to adjust its engineering, manufacturing and service capacities in the former Robotics segment, primarily in Western Europe and the U.S. as a result of the economic downturn in some of the segment's key markets and to increase the presence in emerging markets. This plan included closing certain production lines as well as employment reductions. Effective January 1, 2010, the former Robotics operating segment became part of the Discrete Automation and Motion operating segment.

        Liabilities associated with the Robotics reorganization consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	62	—	62
Expenses	76	48	124
Cash payments	(19)	(7)	(26)
Exchange rate differences	1	—	1
Change in estimates	(3)	—	(3)

Liability at December 31, 2009	117	41	158
Expenses	8	14	22
Cash payments	(59)	(21)	(80)
Exchange rate differences	(7)	—	(7)
Change in estimates	(14)	(3)	(17)

Liability at December 31, 2010	45	31	76

Downsizing the former Automation Products business in France and Germany

        In 2008, the Company started to formulate its plan to downsize the production capacities in the former Automation Products business in France and Germany as a result of the economic downturn in some of this business' key markets. This plan included closing certain production lines in both countries as well as employment reductions.

        Liabilities associated with the downsizing of the former Automation Products business in France and Germany consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	6	—	6
Expenses	61	15	76
Cash payments	(3)	(3)	(6)

Liability at December 31, 2009	64	12	76
Expenses	29	6	35
Cash payments	(25)	(11)	(36)
Exchange rate differences	(3)	(2)	(5)
Change in estimates	—	(2)	(2)

Liability at December 31, 2010	65	3	68

        Effective January 1, 2010, the former Automation Products segment was reorganized into two new segments, the Discrete Automation and Motion segment and the Low Voltage Products segment, while the instrumentation business was added to the Process Automation segment. Consequently, the liabilities and expenses associated with the downsizing of the former Automation Products business in France and Germany are now primarily reported in the Low Voltage Products and Process Automation segments. In addition, the Company executed other, individually insignificant restructuring initiatives in its automation segments across many countries.

Downsizing the Power Systems business in Germany

        In 2009, the Company initiated its plan to adjust its engineering and service capacities in the Power Systems business in Germany as a result of the economic downturn in some of the segment's key markets and to increase the presence in emerging markets. This plan mainly included employment reductions.

        Liabilities associated with the downsizing of the Power Systems business in Germany consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	—	—	—
Expenses	37	6	43
Liability at December 31, 2009	37	6	43

Expenses	4	—	4
Cash payments	(5)	(3)	(8)
Exchange rate differences	(5)	—	(5)
Change in estimates	(9)	—	(9)

Liability at December 31, 2010	22	3	25

        In addition, the Company executed other individually insignificant restructuring initiatives in its Power Systems business across many countries.

        At December 31, 2010, the balance of restructuring and related liabilities is primarily included in "Provisions and other current liabilities".

Operating segment and geographic data	12 Months Ended
Dec. 31, 2010
Operating segment and geographic data
Operating segment and geographic data

Note 22—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Power Products, Power Systems, Discrete Automation and Motion, Low Voltage Products and Process Automation. The remaining operations of the Company are included in Corporate and Other.

        Effective January 1, 2010, the Company reorganized its automation segments to align their activities more closely with those of its customers. The former Automation Products segment was reorganized into two new segments, the Discrete Automation and Motion segment and the Low Voltage Products segment. The former Robotics segment was incorporated into the new Discrete Automation and Motion segment, while the Process Automation segment remained unchanged except for the addition of the instrumentation business from the former Automation Products segment. The Power Products and Power Systems segments remained unchanged. Segment information for 2009 and 2008 and at December 31, 2009 and 2008, has been reclassified to reflect these organizational changes.

        A description of the types of products and services provided by each reportable segment is as follows:

  •
  Power Products:  manufactures and sells high- and medium- voltage switchgear and apparatus, circuit breakers for all current and voltage levels, power and distribution transformers and sensors for electric, gas and water utilities and for industrial and commercial customers.

  •
  Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products and services and incorporating components manufactured by both the Company and by third parties.

  •
  Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, programmable logic controllers, rectifiers, excitation systems, robotics, and related services for a wide range of applications in factory automation, process industries, and utilities.

  •
  Low Voltage Products:  manufactures products and systems that provide protection, control and measurement for electrical installations, enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. The segment also makes intelligent building control systems for home and building automation to improve comfort, energy efficiency and security.

  •
  Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, and utility automation industries.

  •
  Corporate and Other:  includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor activities.

        The Company evaluates performance of its segments based on earnings before interest and taxes, which excludes interest and dividend income, interest and other finance expense, provision for taxes, and income (loss) from discontinued operations, net of tax. The Company presents segment revenues, depreciation and amortization, earnings before interest and taxes, capital expenditures and total assets. The Company accounts for intersegment sales and transfers as if the sales and transfers were to third parties, at current market prices.

        The following tables summarize information for each segment:

	2010						December 31, 2010
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	8,486	1,713	10,199	177	1,622	200	7,238
Power Systems	6,590	196	6,786	84	111	119	6,053
Discrete Automation and Motion	4,978	639	5,617	78	926	98	3,715
Low Voltage Products	4,263	291	4,554	105	806	100	2,904
Process Automation	7,209	223	7,432	76	755	76	4,741
Corporate and Other	63	1,468	1,531	182	(402)	247	11,644
Intersegment elimination	—	(4,530)	(4,530)	—	—	—	—

Consolidated	31,589	—	31,589	702	3,818	840	36,295

	2009						December 31, 2009
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	9,370	1,869	11,239	185	1,969	272	6,918
Power Systems	6,356	193	6,549	46	388	131	4,617
Discrete Automation and Motion	4,601	804	5,405	74	557	119	3,370
Low Voltage Products	3,799	272	4,071	100	519	150	2,731
Process Automation	7,606	233	7,839	80	643	99	4,571
Corporate and Other	63	1,504	1,567	170	50	196	12,521
Intersegment elimination	—	(4,875)	(4,875)	—	—	—	—

Consolidated	31,795	—	31,795	655	4,126	967	34,728

	2008						December 31, 2008
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	9,866	2,024	11,890	161	2,100	305	7,136
Power Systems	6,673	239	6,912	54	592	89	4,402
Discrete Automation and Motion	5,695	893	6,588	71	1,066	148	3,802
Low Voltage Products	4,466	281	4,747	102	819	174	2,610
Process Automation	8,125	272	8,397	109	958	90	4,664
Corporate and Other	87	1,606	1,693	164	(983)	365	10,397
Intersegment elimination	—	(5,315)	(5,315)	—	—	—	—

Consolidated	34,912	—	34,912	661	4,552	1,171	33,011

(1)
Earnings before interest and taxes, Capital expenditures and Total assets are after intersegment eliminations and therefore refer to third party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
( $ in millions)	2010	2009	2008	2010	2009
Europe	12,378	13,093	15,815	2,995	2,776
The Americas	6,213	6,049	6,428	345	327
Asia	8,872	8,684	8,967	849	808
Middle East and Africa	4,126	3,969	3,702	167	161

	31,589	31,795	34,912	4,356	4,072

        Revenues by geography reflect the location of the customer. Approximately 14 percent of the Company's total revenues in 2010, compared to 13 and 11 percent in 2009 and 2008, respectively, were generated from customers in China. Approximately 10 percent of the Company's total revenues in 2010, 2009 and 2008, came from customers in the United States. Approximately 7 percent of the Company's total revenues in 2010 and approximately 8 percent in both 2009 and 2008, were generated from customers in Germany. In 2010, 2009 and 2008, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent property, plant and equipment, net and are shown by location of the assets. At December 31, 2010, approximately 21 percent and 12 percent of the Company's long-lived assets were located in Switzerland and Sweden, respectively. At December 31, 2009, approximately 20 percent and 12 percent of the Company's long-lived assets were located in Switzerland and Germany.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

        At December 31, 2010, approximately 64 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2011. Collective bargaining agreements are subject to various regulatory requirements and are renegotiated on a regular basis in the normal course of business.

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
Significant accounting policies
Scope of consolidation

        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Operating cycle

        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred offshore from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt and equity securities not classified as held-to-maturity are classified as available-for-sale.

        Marketable debt and equity securities classified as available-for-sale at the time of purchase are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities using the specific identification method.

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, the duration and extent to which the fair value is below cost and, through 2008, the Company's intent and ability to hold the security for a sufficient period of time to allow for recovery in value. In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term. If an other-than-temporary impairment is identified, the security is written down to its fair value.

        In 2009, the Company adopted new accounting standards for the recognition and measurement of other-than-temporary impairments of debt securities. The previous criterion of the Company's intent and ability to hold the security for a sufficient period of time to allow for recovery in value of the debt security was replaced and, under the new standards, if the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Impairment charges relating to such credit losses are recognized in "Interest and other finance expense" while impairments related to all other factors are recognized in "Accumulated other comprehensive loss".

        Marketable debt securities are classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition.

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the credit quality of trade receivables with an original maturity greater than one year and financing receivables is presented in Notes 7 and 9.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in Accounts receivable and allowance for doubtful accounts. Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. Delivery is considered to occur upon transfer of title and the risks and rewards of ownership.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effects of such adjustments are reported in the current period.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a standalone service or as part of a service contract.

        The Company offers multiple solutions to meet its customers' needs. These solutions may involve the delivery of multiple products and/or performance of services and the delivery and/or performance may occur at different points in time or over different periods of time. In such circumstances, if certain criteria are met, the Company allocates revenues to each delivery of product or performance of service based on the individual elements' relative fair value. If there is no evidence for the fair value of the delivered item, the revenue is allocated based on the residual method, provided that the elements meet the criteria for treatment as a separate unit of accounting.

        Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes are presented on a net basis (excluded from revenues).

Contract loss provisions
Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs
Shipping and handling costs are recorded as a component of cost of sales.

Inventories

        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads, reduced by amounts recognized in cost of sales. Adjustments to reduce the cost of inventory to its net market value are made, if required for decreases in sales prices, obsolescence or similar impairments.

Accounting for discontinued operations

        Assets and liabilities that meet certain criteria with respect to the Company's plans for their sale or abandonment are included in assets and liabilities held for sale and in discontinued operations. Depreciation and amortization cease when the assets meet the criteria to be classified as held for sale. Results from discontinued operations are recognized in the period in which they occur. Assets and liabilities classified as held for sale are measured at the lower of carrying amount or fair value, less cost to sell. Assets and liabilities related to discontinued operations that are retained are not classified into assets or liabilities held for sale and in discontinued operations in our Consolidated Balance Sheets; future adjustments of such balances are recorded through income (loss) from discontinued operations, net of tax, in the Consolidated Income Statements. In the Consolidated Statements of Cash Flows, the amounts related to businesses with assets and liabilities held for sale and in discontinued operations are not segregated.

Impairment of long-lived assets

        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is tested for impairment annually as of October 1 or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company performs a two-step impairment test. In the first step, the Company compares the fair value of each reporting unit to its carrying value. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review, the reporting units were the same as the operating segments for Power Systems, Discrete Automation and Motion, and Low Voltage Products, while for the Power Products and Process Automation operating segments, the reporting units were determined to be one level below the operating segment. The Company determines the fair value of its reporting units based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods typically range from 1 to 10 years. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software product to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item, primarily within "Net cash provided by operating activities".

Leases

        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks

        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. For financial statement purposes, the Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies on the basis of their technical merits, including relative tax law and Organisation for Economic Co-operation and Development (OECD) guidelines, as well as on items relating to potential audits by tax authorities based upon its evaluations of the facts and circumstances as of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development
Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and further discussion of the potentially dilutive securities in Note 18.

Share-based payment arrangements

        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in income over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity, interest rate and equity derivatives and available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as foreign exchange futures and specific government securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, interest rate swaps, cross-currency swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps.
Level 3:
Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input). Assets valued at Level 3 include certain pension assets (see Note 17). The impairment in 2009 of certain long-lived assets primarily included in "Property, plant and equipment, net" was calculated using Level 3 inputs.

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to taxes other than income tax, environmental, labor, product, regulatory and other matters and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirements provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions. See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships, in-process research and development and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See "Goodwill and other intangible assets". Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Changes in valuation allowances on acquired deferred tax assets that occur after the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) are recognized in income. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

Acquisitions, divestments and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions, divestments and discontinued operations
Acquisitions

( $ in millions, except number of acquired businesses)	2010	2009	2008
Acquisitions (net of cash acquired)(1)	1,275	159	651
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,091	147	456
Number of acquired businesses	9	8	7
(1)
Excluding changes in cost and equity investments

(2)
Recorded as goodwill (see Note 11)

Purchase price allocation of business acquisitions

( $ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total	1,275

(1)
Includes mainly capitalized software for sale and customer relationships

(2)
Including debt assumed upon acquisition

(3)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes

Divestments

( $ in millions)	2010	2009	2008
Proceeds from sale of businesses and equity-accounted companies	83	16	27
Net gains (losses) recognized on disposals, included in "Other income (expense), net"	12	(1)	24

Operating results of discontinued operations

( $ in millions)	2010	2009	2008
Revenues	—	2	32
Costs and expenses, finance loss	9	(11)	(82)

Operating income (loss) before taxes	9	(9)	(50)
Tax benefit	3	8	20

Operating income (loss) from discontinued operations	12	(1)	(30)
Gain (loss) from dispositions, net of tax	(2)	18	9

Income (loss) from discontinued operations, net of tax	10	17	(21)

Cash and equivalents and marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2010
Cash and equivalents and marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2010
( $ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Securities held-to-maturity:
—Corporate commercial papers	—	—	—	—	—	—
—Other	—	—	—	—	—	—
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—European government obligations	—	—	—	—	—	—
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

	December 31, 2009
( $ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,381			1,381	1,381	—
Time deposits	6,170			6,170	4,474	1,696
Securities held-to-maturity:
—Corporate commercial papers	413	—	—	413	223	190
—Other	43	—	—	43	—	43
Debt securities available-for-sale:
—U.S. government obligations	110	4	(1)	113	—	113
—European government obligations	717	—	—	717	717	—
—Other government obligations	4	—	(1)	3	—	3
—Corporate	603	5	—	608	324	284
Equity securities available-for-sale	91	15	(2)	104	—	104

Total	9,532	24	(4)	9,552	7,119	2,433

Contractual maturities of debt securities classified as available-for-sale

	December 31, 2010
	Available-for-sale
( $ in millions)	Cost basis	Fair value
Less than one year	595	595
One to five years	183	191
Six to ten years	81	84

Total	859	870

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2010
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative	2010	2009
( $ in millions)
Foreign exchange contracts	16,971	14,446
Embedded foreign exchange derivatives	2,891	3,951
Interest rate contracts	2,357	2,860

		Total notional amounts at December 31,
Type of derivative	Unit	2010	2009
Copper swaps	metric tonnes	20,977	22,002
Aluminum swaps	metric tonnes	3,050	2,193
Nickel swaps	metric tonnes	36	24
Lead swaps	metric tonnes	9,525	—
Electricity futures	megawatt hours	363,340	367,748
Crude oil swaps	barrels	121,979	154,632

Schedule of amounts of gains or losses, net of tax, recognized in earnings related to cash flow hedges

( $ in millions)	2010	2009	2008
Gains (losses), net of tax, due to:
Discontinuance of cash flow hedge accounting	2	3	6
Ineffectiveness in cash flow hedge relationships	2	4	(4)

Total	4	7	2

Gain (loss) on cash flow hedges

2010
Type of derivative designated as a cash flow hedge	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	( $ in millions)	Location	( $ in millions)	Location	( $ in millions)
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
Type of derivative designated as a cash flow hedge	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	( $ in millions)	Location	( $ in millions)	Location	( $ in millions)
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss"

(2)
SG&A expenses represent "Selling, general and administrative expenses"

Gain (loss) on fair value hedges

2010
Type of derivative designated as a fair value hedge	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
	Location	( $ in millions)	Location	( $ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
Type of derivative designated as a fair value hedge	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
	Location	( $ in millions)	Location	( $ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Gain (loss) on derivatives not designated in hedge relationships

( $ in millions)
	Gains (losses) recognized in income
Type of derivative not designated as a hedge
	Location	2010	2009
Foreign exchange contracts:	Total revenues	436	389
	Total cost of sales	(263)	(264)
	Interest and other finance expense	563	70
Embedded foreign exchange contracts:	Total revenues	(279)	(234)
	Total cost of sales	17	51
Commodity contracts:	Total cost of sales	38	96
Cross-currency swaps:	Interest and other finance expense	—	2
Interest rate swaps:	Interest and other finance expense	—	2
Cash-settled call options:	Interest and other finance expense	(1)	1

Total		511	113

Fair value of derivatives

	December 31, 2010
	Derivative assets		Derivative liabilities
( $ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77

	December 31, 2009
	Derivative assets		Derivative liabilities
( $ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	45	34	17	9
Commodity contracts	8	—	—	—
Interest rate contracts	—	75	—	—
Cash-settled call options	38	24	—	—

Total	91	133	17	9

Derivatives not designated as hedging instruments:
Foreign exchange contracts	207	50	125	30
Commodity contracts	29	1	7	—
Interest rate contracts	2	—	2	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	78	13	98	27

Total	316	66	232	58

Total fair value	407	199	249	67

Fair values (Tables)	12 Months Ended
Dec. 31, 2010
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2010
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—European government obligations	—	—	—	—
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381

	December 31, 2009
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—European government obligations	717	—	—	717
Debt securities—Corporate	—	324	—	324
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	49	55	—	104
Debt securities—U.S. government obligations	113	—	—	113
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	284	—	284
Derivative assets—current in "Other current assets"	6	401	—	407
Derivative assets—non-current in "Other non-current assets"	—	199	—	199

Total	888	1,263	—	2,151

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	242	—	249
Derivative liabilities—non-current in "Other non-current liabilities"	—	67	—	67

Total	7	309	—	316

Receivables, net (Tables)	12 Months Ended
Dec. 31, 2010
Receivables, net
Receivables, net

	December 31,
( $ in millions)	2010	2009
Trade receivables	7,155	6,961
Other receivables	776	691
Allowance	(215)	(312)

	7,716	7,340
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,151	2,957
Advance payments consumed	(897)	(846)

	2,254	2,111

Total	9,970	9,451

Reconciliation of changes in allowance for doubtful accounts

( $ in millions)	2010	2009	2008
Balance at January 1,	312	232	224
Additions	119	195	126
Deductions	(216)	(119)	(106)
Exchange rate differences	—	4	(12)

Balance at December 31,	215	312	232

Schedule of gross amounts and allowances for trade receivables with maturities over one year and other financing receivables

	December 31, 2010
( $ in millions)	Trade receivables with original contractual maturity > 1 year	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	154	67	221
—Collectively evaluated for impairment	391	43	434

Total	545	110	655

Doubtful debt allowance:
—From individual impairment evaluation	(27)	—	(27)
—From collective impairment evaluation	(10)	—	(10)

Total	(37)	—	(37)

Recorded net amount	508	110	618

Schedule of credit assessment methodology to assess the creditworthiness of customers

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

Schedule of credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other financing receivables

	December 31, 2010
( $ in millions)	Trade receivables with original contractual maturity > 1 year	Other receivables	Total
Risk category:
A	219	91	310
B	199	5	204
C	87	12	99
D	37	2	39
E	3	—	3

Total gross amount	545	110	655

Schedule of receivables aging analysis on a gross basis, of trade receivables with maturities over one year and other financing receivables

	December 31, 2010
	Past Due
( $ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010	Total
Trade receivables with original contractual maturity greater than 1 year	49	7	6	40	9	434	545
Other receivables	—	—	—	10	—	100	110

Total gross amount	49	7	6	50	9	534	655

Inventories, net (Tables)	12 Months Ended
Dec. 31, 2010
Inventories, net
Inventories, net

	December 31,
( $ in millions)	2010	2009
Raw materials	1,988	1,771
Work in process	1,744	1,795
Finished goods	1,226	1,174
Advances to suppliers	219	227

	5,177	4,967
Advance payments consumed	(299)	(417)

Total	4,878	4,550

Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2010
Financing receivables, net
Financing receivables, net

	December 31,
( $ in millions)	2010	2009
Loans granted (Note 6)	56	96
Pledged financial assets	293	296
Other	71	60

Total	420	452

Schedule of gross amounts, and related doubtful debt allowance for, loans granted, pledged financial assets and other financing receivables

	December 31, 2010
( $ in millions)	Loans granted	Pledged financial assets	Other	Total
Recorded gross amount:
—Individually evaluated for impairment	55	293	71	419
—Collectively evaluated for impairment	9	—	—	9

Total	64	293	71	428

Doubtful debt allowance:
—From individual impairment evaluation	(8)	—	—	(8)
—From collective impairment evaluation	—	—	—	—

Total	(8)	—	—	(8)

Recorded net amount	56	293	71	420

Schedule of credit risk profile of financing receivables

	December 31, 2010
( $ in millions)	Loans granted	Pledged financial assets	Other	Total
Risk category:
A	47	293	71	411
B	2	—	—	2
C	15	—	—	15
D	—	—	—	—
E	—	—	—	—

Total gross amount	64	293	71	428

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
( $ in millions)	2010	2009
Land and buildings	3,440	3,113
Machinery and equipment	6,371	6,047
Construction in progress	447	564

	10,258	9,724
Accumulated depreciation	(5,902)	(5,652)

Total	4,356	4,072

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
( $ in millions)	2010	2009
Land and buildings	105	101
Machinery and equipment	76	72

	181	173
Accumulated depreciation	(92)	(80)

Total	89	93

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets
Changes in Goodwill

( $ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2009	554	420	549	298	972	42	2,835
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2009	554	420	549	298	972	24	2,817
Goodwill acquired during the year	58	7	—	66	16	—	147
Exchange rate differences	7	2	16	15	20	(1)	59
Other	—	—	(1)	—	3	1	3

Balance at December 31, 2009	619	429	564	379	1,011	24	3,026
Goodwill acquired during the year	6	973	—	37	75	—	1,091
Exchange rate differences	(3)	8	(17)	(17)	5	—	(24)
Other	(8)	1	—	—	(1)	—	(8)

Balance at December 31, 2010	614	1,411	547	399	1,090	24	4,085

Intangible assets other than goodwill

	December 31, 2010			December 31, 2009
( $ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	613	(441)	172	641	(441)	200
Capitalized software for sale	419	(285)	134	378	(334)	44
Intangibles other than software:
—Customer-related	315	(73)	242	155	(45)	110
—Technology-related	140	(52)	88	71	(38)	33
—Marketing-related	68	(15)	53	37	(6)	31
—Other	52	(40)	12	67	(42)	25

Total	1,607	(906)	701	1,349	(906)	443

Schedule of additions to intangible assets other than goodwill

( $ in millions)	2010	2009
Capitalized software for internal use	41	59
Capitalized software for sale	128	—
Intangibles other than software	249	84

Total	418	143

Schedule of additions to intangible assets other than goodwill related to business combinations

	2010		2009
( $ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for sale	128	5 years	—	—
Intangibles other than software	228	9 years	66	9 years

Total	356		66

Amortization expense of intangible assets other than goodwill

( $ in millions)	2010	2009	2008
Capitalized software for internal use	75	76	54
Capitalized software for sale	32	25	40
Intangibles other than software	50	53	61

Total	157	154	155

Future amortization expense of intangible assets other than goodwill

( $ in millions)
2011	185
2012	147
2013	117
2014	82
2015	45
Thereafter	125

Total	701

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt
Schedule of short-term debt

	December 31,
( $ in millions)	2010	2009
Short-term debt (weighted-average interest rate of 6.2% and 4.4%)	124	128
Current maturities of long-term debt (weighted-average nominal interest rate of 6.4% and 4.7%)	919	33

Total	1,043	161

Schedule of long-term debt

	December 31,
	2010			2009
( $ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,919	5.7%	3.2%	2,072	5.7%	3.0%
Fixed rate	139	5.6%	5.6%	133	5.0%	5.0%

	2,058			2,205
Current portion of long-term debt	(919)	6.4%	4.3%	(33)	4.7%	4.7%

Total	1,139			2,172

Schedule of maturities of long-term debt

( $ in millions)
Due in 2011	919
Due in 2012	70
Due in 2013	953
Due in 2014	23
Due in 2015	4
Thereafter	89

Total	2,058

Schedule of outstanding bonds

	December 31,
	2010			2009
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
	(in millions)			(in millions)
Public bonds:
6.5% EUR Instruments, due 2011	EUR	650	$882	EUR	650	$959
4.625% EUR Instruments, due 2013	EUR	700	$946	EUR	700	$1,002

Total outstanding bonds			$1,828			$1,961

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

Provisions and other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities

	December 31,
( $ in millions)	2010	2009
Contract-related provisions	655	522
Taxes payable	430	437
Restructuring and other related provisions	344	464
Current derivative liabilities (see Note 5)	304	249
Provisions for contractual penalties and compliance and litigation matters	251	354
Provision for insurance related reserves	187	171
Environmental provisions (see Note 15)	161	29
Income tax related liabilities	72	12
Pension and other employee benefits (see Note 17)	68	68
Other	254	297

Total	2,726	2,603

Other non-current liabilities

	December 31,
( $ in millions)	2010	2009
Income tax related liabilities	798	854
Non-current deposit liabilities (see Note 9)	293	296
Environmental provisions (see Note 15)	85	268
Non-current derivative liabilities (see Note 5)	77	67
Deferred income	59	78
Other	406	434

Total	1,718	1,997

Leases (Tables)	12 Months Ended
Dec. 31, 2010
Leases
Future net minimum lease payments for operating leases

( $ in millions)
2011	463
2012	395
2013	357
2014	302
2015	269
Thereafter	415

2,201
Sublease income	(119)

Total	2,082

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

( $ in millions)
2011	33
2012	28
2013	24
2014	19
2015	17
Thereafter	136

Total minimum lease payments	257
Less amount representing estimated executory costs included in total minimum lease payments	(6)

Net minimum lease payments	251
Less amount representing interest	(127)

Present value of minimum lease payments	124

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and contingencies.
Effect of Nuclear Technology and other environmental obligations on cash flows

( $ in millions)	2010	2009	2008
Cash expenditures:
Nuclear Technology business	20	11	4
Various businesses	6	18	8

	26	29	12

Effect of Nuclear Technology and other environmental obligations on the balance sheet

	December 31,
( $ in millions)	2010	2009
Provision balance relating to:
Nuclear Technology business	181	230
Various businesses	65	67

	246	297

Environmental provisions included in:
Provisions and other current liabilities	161	29
Other non-current liabilities	85	268

	246	297

Effect of asbestos obligations on the income statement and cash flows

( $ in millions)	2010	2009	2008
Cash expenditures	51	1	100

Effect of asbestos obligations on the balance sheet

	December 31,
( $ in millions)	2010	2009
Asbestos provisions included in:
Provisions and other current liabilities	2	28
Other non-current liabilities	—	25

	2	53

Best estimate of future payments for guarantee obligations

	December 31,
( $ in millions)	2010	2009
	Maximum potential payments
Performance guarantees	125	214
Financial guarantees	84	91
Indemnification guarantees	203	282

Total	412	587

Provisions for warranties

( $ in millions)	2010	2009
Balance at January 1,	1,280	1,105
Claims paid in cash or in kind	(183)	(234)
Net increase in provision for changes in estimates, warranties issued and warranties expired	280	365
Exchange rate differences	16	44

Balance at December 31,	1,393	1,280

Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Taxes.
Provision for taxes

( $ in millions)	2010	2009	2008
Current taxes on income	867	1,057	1,282
Deferred taxes	151	(56)	(163)

Tax expense from continuing operations	1,018	1,001	1,119

Tax benefit from discontinued operations	(3)	(7)	(36)

Effective tax rate for the year

( $ in millions, except % data)	2010	2009	2008
Reconciliation of taxes:
Income from continuing operations before taxes	3,740	4,120	4,518
Weighted-average tax rate	25.3%	23.9%	28.1%
Taxes at weighted-average tax rate	945	983	1,270
Items taxed at rates other than the weighted-average tax rate	(21)	(13)	3
Changes in valuation allowance, net	60	(46)	(414)
Changes in tax laws and enacted tax rates	6	5	(19)
Other, net	28	72	279

Tax expense from continuing operations	1,018	1,001	1,119

Effective tax rate for the year	27.2%	24.3%	24.8%

Components of deferred income tax assets and liabilities

	December 31,
( $ in millions)	2010	2009
Deferred tax assets:
Unused tax losses and credits	1,102	1,100
Pension and other accrued liabilities	1,005	1,094
Inventories	241	255
Property, plant and equipment	90	91
Other	134	135

Total gross deferred tax asset	2,572	2,675
Valuation allowance	(450)	(473)

Total gross deferred tax asset, net of valuation allowance	2,122	2,202
Deferred tax liabilities:
Property, plant and equipment	(441)	(242)
Pension and other accrued liabilities	(191)	(172)
Inventories	(159)	(168)
Other current assets	(137)	(155)
Unremitted earnings	(171)	(142)
Other	(49)	(26)

Total gross deferred tax liability	(1,148)	(905)

Net deferred tax asset	974	1,297

Included in:
"Deferred taxes"—current assets	896	900
"Deferred taxes"—non-current assets	846	1,052
"Deferred taxes"—current liabilities	(357)	(327)
"Deferred taxes"—non-current liabilities	(411)	(328)

Net deferred tax asset	974	1,297

Unrecognized tax benefits

( $ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2008	518	129	647
Net change due to acquisitions and divestments	6	1	7
Increase relating to prior year tax positions	189	75	264
Decrease relating to prior year tax positions	(20)	(1)	(21)
Increase relating to current year tax positions	93	1	94
Decrease related to current year tax positions	(17)	(1)	(18)
Decrease due to settlements with tax authorities	(127)	(55)	(182)
Decrease as a result of the applicable statute of limitations	(25)	(5)	(30)
Exchange rate differences	(19)	(5)	(24)

Balance at December 31, 2008 which would, if recognized, affect the effective tax rate	598	139	737
Net change due to acquisitions and divestments	(2)	—	(2)
Increase relating to prior year tax positions	133	62	195
Decrease relating to prior year tax positions	(9)	(8)	(17)
Increase relating to current year tax positions	93	6	99
Decrease due to settlements with tax authorities	(41)	(3)	(44)
Decrease as a result of the applicable statute of limitations	(69)	(22)	(91)
Exchange rate differences	9	2	11

Balance at December 31, 2009 which would, if recognized, affect the effective tax rate	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010 which would, if recognized, affect the effective tax rate	714	178	892

Open tax years subject to examination

Region	Year
Europe	2002
The Americas	2008
Asia	2001
Middle East & Africa	2004

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2010
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	8,914	7,761	219	207
Service cost	210	154	2	2
Interest cost	389	432	12	13
Contributions by plan participants	58	56	—	—
Benefit payments	(571)	(558)	(13)	(13)
Benefit obligations of businesses disposed and acquired	—	24	—	—
Actuarial (gain) loss	168	634	(6)	6
Plan amendments and other	16	21	(1)	2
Exchange rate differences	153	390	1	2

Benefit obligation at December 31,	9,337	8,914	214	219

Fair value of plan assets at January 1,	8,149	7,051	—	—
Actual return on plan assets	636	935	—	—
Contributions by employer	567	307	13	13
Contributions by plan participants	58	56	—	—
Benefit payments	(571)	(558)	(13)	(13)
Plan assets of businesses disposed and acquired	—	—	—	—
Plan amendments and other	(12)	2	—	—
Exchange rate differences	183	356	—	—

Fair value of plan assets at December 31,	9,010	8,149	—	—

Funded status—underfunded	327	765	214	219

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2010	2009	2008	2010	2009	2008
( $ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	(1)	(2)	(3)
Net actuarial loss	(1,135)	(1,313)	(1,239)	(65)	(77)	(76)
Prior service cost	(43)	(40)	(40)	51	61	79

Amount recognized in OCI(1) and NCI(2)	(1,178)	(1,353)	(1,279)	(15)	(18)	—
Taxes associated with amount recognized in OCI(1) and NCI(2)	270	301	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(908)	(1,052)	(978)	(15)	(18)	—

(1)
OCI represents "Accumulated other comprehensive loss"

(2)
NCI represents "Noncontrolling interests"

(3)
NCI, net of tax, amounted to  $3 million,  $2 million and  $0 million at December 31, 2010, 2009 and 2008, respectively

Defined benefit plan, funded status

	December 31,
	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(172)	(112)	—	—
Underfunded plans—current	26	28	16	18
Underfunded plans—non-current	473	849	198	201

Funded status	327	765	214	219

Defined benefit plan, Non-current assets

	December 31,
( $ in millions)	2010	2009
Non-current assets
Overfunded pension plans	(172)	(112)
Other employee-related benefits	(1)	—

Prepaid pension and other employee benefits	(173)	(112)

Defined benefit plan, Current liabilities

	December 31,
( $ in millions)	2010	2009
Current liabilities
Underfunded pension plans	26	28
Underfunded other benefit plans	16	18
Other employee-related benefits	26	22

Pension and other employee benefits (Note 13)	68	68

Defined benefit plan, Non-current liabilities

	December 31,
( $ in millions)	2010	2009
Non-current liabilities
Underfunded pension plans	473	849
Underfunded other benefit plans	198	201
Other employee-related benefits	160	129

Pension and other employee benefits	831	1,179

Difference of PBO and fair value of plan assets

	December 31,
	2010			2009
( $ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	3,901	3,402	499	7,651	6,774	877
Assets exceed PBO	5,436	5,608	(172)	1,263	1,375	(112)

Total	9,337	9,010	327	8,914	8,149	765

Difference of ABO and fair value of plan assets

	December 31,
	2010			2009
( $ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	2,080	1,725	355	6,285	5,627	658
Assets exceed ABO	6,944	7,285	(341)	2,342	2,522	(180)

Total	9,024	9,010	14	8,627	8,149	478

Component of net periodic benefit cost

	2010	2009	2008	2010	2009	2008
( $ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	210	154	177	2	2	2
Interest cost	389	432	438	12	13	13
Expected return on plan assets	(422)	(384)	(471)	—	—	—
Amortization transition liability	—	—	—	1	1	1
Amortization prior service cost	26	13	14	(9)	(11)	(11)
Amortization of net actuarial loss	71	71	13	5	6	5
Curtailments, settlements and special termination benefits	8	2	38	—	(8)	—

Net periodic benefit cost	282	288	209	11	3	10

Weighted-average assumptions, Benefit obligation

	December 31,
	2010	2009	2010	2009
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	4.29	4.66	5.03	5.54
Rate of compensation increase	2.05	2.13	—	—
Pension increase assumption	1.06	1.22	—	—

Weighted-average assumptions, Net periodic benefit cost

	2010	2009	2008	2010	2009	2008
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.66	5.63	5.16	5.54	6.30	6.17
Expected long-term rate of return on plan assets	5.44	5.47	5.55	—	—	—
Rate of compensation increase	2.13	2.22	2.35	—	—	—

Health care cost trend assumptions

	December 31,
	2010	2009
Health care cost trend rate assumed for next year	7.93%	8.89%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2010:

	1-percentage-point
( $ in millions)	increase	decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	15	(13

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Global fixed income securities	49
Emerging markets fixed income securities	3
Global equity securities	26
Emerging markets equity securities	4
Real estate	9
Cash and equivalents	5
Private equity	2
Hedge funds	2

100

Fair value of pension plan assets by asset category

	December 31, 2010
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class:
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

	December 31, 2009
( $ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class:
Cash and equivalents	102	193	—	295
Global equities	2,077	45	—	2,122
Emerging markets equities	271	—	—	271
Global fixed income	1,831	2,389	—	4,220
Emerging markets fixed income	—	212	—	212
Insurance contracts	—	34	—	34
Private equity	5	22	149	176
Hedge funds	—	—	127	127
Real estate	71	—	621	692
Commodities	—	—	—	—

Total	4,357	2,895	897	8,149

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

( $ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2009	152	137	603	892
Return on plan assets:
Assets still held at December 31, 2009	(8)	(2)	2	(8)
Assets sold during the year	(1)	(22)	(1)	(24)
Purchases (sales)	5	6	(4)	7
Transfers into Level 3	—	18	—	18
Exchange rate differences	1	(10)	21	12

Balance at December 31, 2009	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

Schedule of employer contributions to pension and other postretirement benefit plans

	2010	2009	2010	2009
( $ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	567	307	13	13
Of which, discretionary contributions to defined benefit pension plans	331	49	—	—

Expected future cash flows of pension and postretirement benefit plans

	Pension benefits	Other postretirement benefits
( $ in millions)		Benefit payments	Medicare subsidies
2011	594	18	(1)
2012	584	18	(1)
2013	579	18	(1)
2014	569	18	(1)
2015	565	18	(1)
Years 2016–2020	2,844	92	(7)

Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Share-based payment arrangements
Assumptions used in valuation of warrants and options

	2010 grant	2009 grant	2008 grant
Expected volatility	30%	41%	36%
Dividend yield	2.35%	2.34%	1.42%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.20%	1.93%	3.36%

Summary of activity, warrants and options

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2010	93,891,775	18,778,355	25.42
Granted	38,861,000	7,772,200	22.50
Exercised(4)	(3,439,165)	(687,833)	7.50
Forfeited	(1,199,460)	(239,892)	27.17

Outstanding at December 31, 2010	128,114,150	25,622,830	25.00	3.8	21

Vested and expected to vest at December 31, 2010	118,728,575	23,745,715	24.92	3.7	20
Exercisable at December 31, 2010	44,660,530	8,932,106	23.72	2.3	13
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to  $5 million. The shares were issued out of contingent capital.

Summary of warrants and options, by exercise price

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	11,367,500	2,273,500	1.1
26.00	26,500,740	5,300,148	2.4
36.40	28,119,410	5,623,882	3.4
19.00	23,415,500	4,683,100	4.4
22.50	38,711,000	7,742,200	5.4

Total number of instruments and shares	128,114,150	25,622,830	3.8

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs
Outstanding at January 1, 2010	63,799,435
Granted	9,355,250
Exercised	(13,522,415)
Forfeited	(1,230,875)

Outstanding at December 31, 2010	58,401,395

Exercisable at December 31, 2010	16,578,125

Assumptions used for ESAP fair value calculation

	2010 grant	2009 grant	2008 grant
Expected volatility	27%	35%	57%
Dividend yield	2.49%	2.07%	2.61%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0.26%	0.37%	1.44%

Summary of activity, ESAP

	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2010	4,862,440	19.36
Granted	4,140,440	20.46
Forfeited	(209,140)	19.36
Exercised(4)	(3,201,979)	19.36
Not exercised (savings returned plus interest)	(1,451,321)	19.36

Outstanding at December 31, 2010	4,140,440	20.46	0.8	1.5

Vested and expected to vest at December 31, 2010	3,966,542	20.46	0.8	1.5
Exercisable at December 31, 2010	—	—	—	—
(1)
Includes shares represented by ADS.
(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise amounted to  $62 million and the corresponding tax benefit was not significant. The shares were issued out of treasury shares.

Summary of launches, LTIP outstanding

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2008	March 15, 2008, to March 15, 2011	26.20
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

Summary of activity, LTIP

	Number of shares
				Weighted-average grant-date fair value per share (Swiss francs)
	Choice of Equity or Equity/Cash Settlement(1)	Only Cash Settlement(2)	Total
Nonvested at January 1, 2010	2,492,234	—	2,492,234	18.41
Granted	348,446	228,913	577,359	13.79
Vested	(471,491)	—	(471,491)	24.50
Expired(3)	(32,168)	—	(32,168)	24.50

Nonvested at December 31, 2010	2,337,021	228,913	2,565,934	16.17

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive either i) 100 percent in the form of shares or ii) 30 percent of the value in cash (the remaining 70 percent can only be received in the form of shares).

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

Assumptions used for equity-settled awards under LTIP

Equity-Settled Awards at grant dates of	LTIP 2010 Launch		LTIP 2009 Launch
	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	19.5	53.5	5.6	51.5
—Risk-free rates (%)	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	6.0	8.0	6.0	8.0

Assumptions used for cash-settled awards under LTIP

	December 31,
	2010		2009
Cash-Settled Awards at Input ranges for:
	From	To	From	To
—Option implied volatilities (%)	12.5	46.4	16.0	51.1
—Risk-free rates (%)	1.8	4.4	2.3	4.6
—Equity betas	0.84	1.30	0.83	1.31
—Equity risk premiums (%)	6.0	8.0	6.0	8.0

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per share
Basic earnings per share

( $ in millions, except per share data in $)	2010	2009	2008
Amounts attributable to ABB shareholders:
Income from continuing operations	2,551	2,884	3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)

Net income	2,561	2,901	3,118

Weighted-average number of shares outstanding (in millions)	2,287	2,284	2,287
Basic earnings (loss) per share attributable to ABB shareholders:
Income from continuing operations	1.12	1.26	1.37
Income (loss) from discontinued operations, net of tax	—	0.01	(0.01)

Net income	1.12	1.27	1.36

Diluted earnings per share

( $ in millions, except per share data in $)	2010	2009	2008
Amounts attributable to ABB shareholders:
Income from continuing operations	2,551	2,884	3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)

Net income	2,561	2,901	3,118

Weighted-average number of shares outstanding (in millions)	2,287	2,284	2,287
Effect of dilutive securities:
Call options and shares	4	4	9

Dilutive weighted-average number of shares outstanding	2,291	2,288	2,296

Diluted earnings (loss) per share attributable to ABB shareholders:
Income from continuing operations	1.11	1.26	1.37
Income (loss) from discontinued operations, net of tax	0.01	0.01	(0.01)

Net income	1.12	1.27	1.36

Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring and related expenses
Costs incurred in 2010 and the cumulative costs incurred to date

( $ in millions)	Costs incurred in 2010	Cumulative costs incurred up to December 31, 2010
Power Products	44	122
Power Systems	48	139
Discrete Automation and Motion	35	256
Low Voltage Products	36	114
Process Automation	44	183
Corporate and Other	6	22

Total	213	836

Schedule of restructuring cost by income statement location

( $ in millions)	2010	2009	2008
Total cost of sales	110	293	72
Selling, general and administrative expenses	36	75	32
Other income (expense), net	67	148	3

Total	213	516	107

Schedule of restructuring cost by type

( $ in millions)	2010	2009	2008
Employee severance costs	95	342	99
Estimated contract settlement, loss order and other costs	98	129	3
Inventory and long-lived asset impairments	20	45	5

Total	213	516	107

Liabilities associated with reorganization

Liabilities associated with the Robotics reorganization consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	62	—	62
Expenses	76	48	124
Cash payments	(19)	(7)	(26)
Exchange rate differences	1	—	1
Change in estimates	(3)	—	(3)

Liability at December 31, 2009	117	41	158
Expenses	8	14	22
Cash payments	(59)	(21)	(80)
Exchange rate differences	(7)	—	(7)
Change in estimates	(14)	(3)	(17)

Liability at December 31, 2010	45	31	76

        Liabilities associated with the downsizing of the former Automation Products business in France and Germany consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	6	—	6
Expenses	61	15	76
Cash payments	(3)	(3)	(6)

Liability at December 31, 2009	64	12	76
Expenses	29	6	35
Cash payments	(25)	(11)	(36)
Exchange rate differences	(3)	(2)	(5)
Change in estimates	—	(2)	(2)

Liability at December 31, 2010	65	3	68

               Liabilities associated with the downsizing of the Power Systems business in Germany consisted of the following:

( $ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2009	—	—	—
Expenses	37	6	43
Liability at December 31, 2009	37	6	43

Expenses	4	—	4
Cash payments	(5)	(3)	(8)
Exchange rate differences	(5)	—	(5)
Change in estimates	(9)	—	(9)

Liability at December 31, 2010	22	3	25

Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2010
Operating segment and geographic data
Operating segment information

	2010						December 31, 2010
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	8,486	1,713	10,199	177	1,622	200	7,238
Power Systems	6,590	196	6,786	84	111	119	6,053
Discrete Automation and Motion	4,978	639	5,617	78	926	98	3,715
Low Voltage Products	4,263	291	4,554	105	806	100	2,904
Process Automation	7,209	223	7,432	76	755	76	4,741
Corporate and Other	63	1,468	1,531	182	(402)	247	11,644
Intersegment elimination	—	(4,530)	(4,530)	—	—	—	—

Consolidated	31,589	—	31,589	702	3,818	840	36,295

	2009						December 31, 2009
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	9,370	1,869	11,239	185	1,969	272	6,918
Power Systems	6,356	193	6,549	46	388	131	4,617
Discrete Automation and Motion	4,601	804	5,405	74	557	119	3,370
Low Voltage Products	3,799	272	4,071	100	519	150	2,731
Process Automation	7,606	233	7,839	80	643	99	4,571
Corporate and Other	63	1,504	1,567	170	50	196	12,521
Intersegment elimination	—	(4,875)	(4,875)	—	—	—	—

Consolidated	31,795	—	31,795	655	4,126	967	34,728

	2008						December 31, 2008
( $ in millions)	Third party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Earnings before interest and taxes(1)	Capital expenditures(1)	Total assets(1)
Power Products	9,866	2,024	11,890	161	2,100	305	7,136
Power Systems	6,673	239	6,912	54	592	89	4,402
Discrete Automation and Motion	5,695	893	6,588	71	1,066	148	3,802
Low Voltage Products	4,466	281	4,747	102	819	174	2,610
Process Automation	8,125	272	8,397	109	958	90	4,664
Corporate and Other	87	1,606	1,693	164	(983)	365	10,397
Intersegment elimination	—	(5,315)	(5,315)	—	—	—	—

Consolidated	34,912	—	34,912	661	4,552	1,171	33,011

(1)
Earnings before interest and taxes, Capital expenditures and Total assets are after intersegment eliminations and therefore refer to third party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
( $ in millions)	2010	2009	2008	2010	2009
Europe	12,378	13,093	15,815	2,995	2,776
The Americas	6,213	6,049	6,428	345	327
Asia	8,872	8,684	8,967	849	808
Middle East and Africa	4,126	3,969	3,702	167	161

	31,589	31,795	34,912	4,356	4,072

Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2010
Significant accounting policies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting, low end of range (as a percent)	20.00%
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting, high end of range (as a percent)	50.00%
Operating cycle of a portion of the Company's activities (in years)	1
Amortization Periods
Amortization period of acquired intangible assets, low end (in years)	1
Amortization period of acquired intangible assets, high end (in years)	10
Amortization period of internally developed software, low end (in years)	3
Amortization period of internally developed software, high end (in years)	5
Taxes
Minimum percentage likelihood of being realized upon ultimate settlement used to determine the amount of uncertain tax benefits (as a percent)	50.00%
Factories and office buildings
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	30
Estimated useful lives of property, plant and equipment, maximum (in years)	40
Other facilities
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average (in years)	15
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	15
Furniture and office equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	8

Acquisitions, divestments and discontinued operations (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Ventyx group USD ( $)	Dec. 31, 2008 Kuhlman Electric Corporation (Kuhlman) USD ( $)	Dec. 31, 2010 Baldor Electric Company Acquisitions USD ( $)	Dec. 31, 2010 Increase in controlling interests in ABB Limited, India USD ( $)	Dec. 31, 2010 Increase in controlling interests in ABB Limited, India INR ( ₨)
Acquisitions
Acquisitions (net of cash acquired)	$ 1,275,000,000	$ 159,000,000	$ 651,000,000
Number of acquired businesses	9	8	7
Period for which purchase price allocation is preliminary (in months)	12
Allocated amount, Intangible assets				356,000,000
Allocated amount, deferred tax liabilities				(147,000,000)
Allocated amount, Other assets and liabilities, net				(25,000,000)
Allocated amount, Goodwill	1,091,000,000	147,000,000	456,000,000	1,091,000,000
Aggregate preliminary purchase price of business acquisitions				1,275,000,000
Weighted-average useful life of acquired intangible assets (in years)				8
Purchase price of business acquired					513,000,000
Cash acquired from business acquisition					5,000,000
Ownership interest in ABB Limited, India, before increase (as a percent)							52.00%
Ownership interest in ABB Limited, India, after increase (as a percent)							75.00%
Offer price per share (in rupees per share)								₨ 900
Charge to "Capital stock and additional paid-in capital"							838,000,000
Amount paid per share in cash (in dollars per share)						$ 63.5
Acquisition of noncontrolling interests	956,000,000	48,000,000				4,200,000,000	956,000,000
Cash outflows for purchase of shares						3,000,000,000
Cash outflows for repayment of debt assumed upon acquisition						$ 1,200,000,000

Acquisitions, divestments and discontinued operations (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Divestments
Proceeds from sale of operating units and investments	$ 83	$ 16	$ 27
Net gains (losses) recognized on disposals	12	(1)	24
Discontinued operations.
Revenues		2	32
Costs and expenses, finance loss	9	(11)	(82)
Operating income (loss) before taxes	9	(9)	(50)
Tax (expense) benefit	3	8	20
Operating income (loss) from discontinued operations	12	(1)	(30)
Gain (loss) from dispositions, net of tax	(2)	18	9
Income (loss) from discontinued operations, net of tax	10	17	(21)
Transformer business in South Africa
Divestments
Net gains (losses) recognized on disposals			11
Percentage stake held in divested business or investment (as a percent)			50.00%
Discontinued operations.
Revenues			29
Operating income (loss) from discontinued operations			2
Nuclear Technology business
Divestments
Income from the release of an accrual for environmental contingencies related to the former Nuclear Technology business	29
Other Discontinued Operations
Divestments
Expense related to environmental and asbestos obligations			$ 31

Cash and equivalents and marketable securities and short-term investments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 8,590	$ 9,532
Gross unrealized gains	24	24
Gross unrealized losses	(4)	(4)
Fair value	8,610	9,552
Cash and equivalents	5,897	7,119	6,399	4,650
Marketable securities and short-term investments	2,713	2,433
Net unrealized holding gains on available-for-sale securities	20	20	107
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	16	8
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities		35
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,851	1,381
Fair value	1,851	1,381
Cash and equivalents	1,851	1,381
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	4,044	6,170
Fair value	4,044	6,170
Cash and equivalents	3,665	4,474
Marketable securities and short-term investments	379	1,696
Corporate commercial papers | Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis		413
Fair value		413
Cash and equivalents		223
Marketable securities and short-term investments		190
Other | Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis		43
Fair value		43
Marketable securities and short-term investments		43
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	147	110
Gross unrealized gains	5	4
Gross unrealized losses	(1)	(1)
Fair value	151	113
Marketable securities and short-term investments	151	113
Debt securities - European government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis		717
Fair value		717
Cash and equivalents		717
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	4	4
Gross unrealized losses	(1)	(1)
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	708	603
Gross unrealized gains	8	5
Fair value	716	608
Cash and equivalents	381	324
Marketable securities and short-term investments	335	284
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,836	91
Gross unrealized gains	11	15
Gross unrealized losses	(2)	(2)
Fair value	1,845	104
Marketable securities and short-term investments	$ 1,845	$ 104

Cash and equivalents and marketable securities and short-term investments (Details 2) (USD $) In Millions	12 Months Ended			1 Months Ended
	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Equity securities Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Sale of available-for-sale securities				$ 1,789
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis		595
Available-for-sale securities, One to five years, Cost basis		183
Available-for-sale securities, Six to ten years, Cost basis		81
Available-for-sale securities, Total Cost basis		859
Available-for-sale securities, Less than one year, Fair value		595
Available-for-sale securities, One to five years, Fair value		191
Available-for-sale securities, Six to ten years, Fair value		84
Available-for-sale securities, Total Fair value		870
Marketable securities realized gain (loss), other than temporary impairments	20
Held-to-maturity securities sold, at amortized cost	50
Marketable securities pledged as collateral		$ 68	$ 62

Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Company policy, required minimum level of hedging of commodity price risk exposure as percentage of commodity purchases (as a percent)	50.00%
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 92	$ 20
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	65
Longest maturity of a derivative classified as a cash flow hedge	62M
Gains (losses), net of tax, due to:
Gains (losses) due to discontinuance of cash flow hedge accounting	2	3	6
Gains (losses) due to ineffectiveness of cash flow hedge relationship	2	4	(4)
Total gains (losses) due to discontinuance/ineffectiveness of cash flow hedge relationship, net of tax	4	7	2
Gains (losses) recognized in OCI on derivatives (effective portion)	112	123
Gains (losses) reclassified from OCI into income (effective portion)	29	(143)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	3	6
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	19	(105)	49
Gains (losses) recognized in income on derivatives designated as fair value hedges	(12)	44
Gains (losses) recognized in income on hedged item	12	(44)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	511	113
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	16,971	14,446
Gains (losses), net of tax, due to:
Gains (losses) recognized in OCI on derivatives (effective portion)	107	84
Foreign exchange contracts | Total revenues
Gains (losses), net of tax, due to:
Gains (losses) reclassified from OCI into income (effective portion)	36	(91)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	2	4
Gains (losses) recognized in income, derivatives not designated in hedge relationships	436	389
Foreign exchange contracts | Total cost of sales
Gains (losses), net of tax, due to:
Gains (losses) reclassified from OCI into income (effective portion)	(4)	4
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(263)	(264)
Foreign exchange contracts | Interest and other finance expense
Gains (losses), net of tax, due to:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	563	70
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	2,891	3,951
Embedded foreign exchange derivatives | Total revenues
Gains (losses), net of tax, due to:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(279)	(234)
Embedded foreign exchange derivatives | Total cost of sales
Gains (losses), net of tax, due to:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	17	51
Interest rate contracts
Financial Instruments:
Notional amount of derivative	2,357	2,860
Interest rate contracts | Interest and other finance expense
Gains (losses), net of tax, due to:
Gains (losses) recognized in income on derivatives designated as fair value hedges	(12)	41
Gains (losses) recognized in income on hedged item	12	(41)
Gains (losses) recognized in income, derivatives not designated in hedge relationships		2
Commodity contracts
Gains (losses), net of tax, due to:
Gains (losses) recognized in OCI on derivatives (effective portion)	9	31
Commodity contracts | Total cost of sales
Gains (losses), net of tax, due to:
Gains (losses) reclassified from OCI into income (effective portion)	8	(40)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	1	2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	38	96
Cash-settled call options
Gains (losses), net of tax, due to:
Gains (losses) recognized in OCI on derivatives (effective portion)	(4)	8
Cash-settled call options | Selling, general and administrative expenses;
Gains (losses), net of tax, due to:
Gains (losses) reclassified from OCI into income (effective portion)	(11)	(16)
Cash-settled call options | Interest and other finance expense
Gains (losses), net of tax, due to:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	1
Cross-currency swaps | Interest and other finance expense
Gains (losses), net of tax, due to:
Gains (losses) recognized in income on derivatives designated as fair value hedges		3
Gains (losses) recognized in income on hedged item		(3)
Gains (losses) recognized in income, derivatives not designated in hedge relationships		2
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares (in number)	58,000,000	64,000,000
Total fair value of cash settled call options on ABB Ltd shares	$ 45	$ 64
Copper swaps (in metric tonnes)
Financial Instruments:
Notional value of derivative	20,977	22,002
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional value of derivative	3,050	2,193
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional value of derivative	36	24
Lead swaps (in metric tonnes)
Financial Instruments:
Notional value of derivative	9,525
Electricity futures (in megawatt hours)
Financial Instruments:
Notional value of derivative	363,340	367,748
Crude oil swaps (in barrels)
Financial Instruments:
Notional value of derivative	121,979	154,632

Financial instruments (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign exchange contracts | Current in "Other current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	$ 106	$ 45
Derivative assets not designated as hedging instruments	435	207
Embedded foreign exchange derivatives | Current in "Other current assets"
Fair values of derivatives
Derivative assets not designated as hedging instruments	23	78
Interest rate contracts | Current in "Other current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	14
Derivative assets not designated as hedging instruments		2
Commodity contracts | Current in "Other current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	8	8
Derivative assets not designated as hedging instruments	42	29
Cash-settled call options | Current in "Other current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	18	38
Current in "Other current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	146	91
Derivative assets not designated as hedging instruments	500	316
Total fair value, Derivative assets	646	407
Foreign exchange contracts | Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	39	34
Derivative assets not designated as hedging instruments	62	50
Embedded foreign exchange derivatives | Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets not designated as hedging instruments	4	13
Interest rate contracts | Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	50	75
Commodity contracts | Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets not designated as hedging instruments	2	1
Cash-settled call options | Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	25	24
Derivative assets not designated as hedging instruments	2	2
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets designated as hedging instruments	114	133
Derivative assets not designated as hedging instruments	70	66
Total fair value, Derivative assets	184	199
Foreign exchange contracts | Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities designated as hedging instruments	23	17
Derivative liabilities not designated as hedging instruments	140	125
Embedded foreign exchange derivatives | Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities not designated as hedging instruments	134	98
Interest rate contracts | Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities not designated as hedging instruments		2
Commodity contracts | Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities not designated as hedging instruments	7	7
Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities designated as hedging instruments	23	17
Derivative liabilities not designated as hedging instruments	281	232
Total fair value, Derivative liabilities	304	249
Foreign exchange contracts | Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities designated as hedging instruments	12	9
Derivative liabilities not designated as hedging instruments	14	30
Embedded foreign exchange derivatives | Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities not designated as hedging instruments	50	27
Interest rate contracts | Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities not designated as hedging instruments	1	1
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities designated as hedging instruments	12	9
Derivative liabilities not designated as hedging instruments	65	58
Total fair value, Derivative liabilities	$ 77	$ 67

Fair values (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 2,713	$ 2,433
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	304	249
Derivative liabilities-non-current in "Other non-current liabilities"	77	67
Level 1
Assets.
Derivative assets-current in "Other current assets"	12	6
Total financial assets, fair value	169	888
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	7	7
Total financial liabilities, fair value	7	7
Level 1 | Equity securities | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	49
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	151	113
Level 1 | Debt securities - European government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Cash and equivalents"		717
Level 1 | Debt securities - Other government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Level 2
Assets.
Derivative assets-current in "Other current assets"	634	401
Derivative assets-non-current in "Other non-current assets"	184	199
Total financial assets, fair value	3,376	1,263
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	297	242
Derivative liabilities-non-current in "Other non-current liabilities"	77	67
Total financial liabilities, fair value	374	309
Level 2 | Equity securities | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,842	55
Level 2 | Debt securities - Corporate | Available-for-sale securities
Assets.
Available-for-sale securities in "Cash and equivalents"	381	324
Available-for-sale securities in "Marketable securities and short-term investments"	335	284
Total fair value
Assets.
Derivative assets-current in "Other current assets"	646	407
Derivative assets-non-current in "Other non-current assets"	184	199
Total financial assets, fair value	3,545	2,151
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	304	249
Derivative liabilities-non-current in "Other non-current liabilities"	77	67
Total financial liabilities, fair value	381	316
Total fair value | Equity securities | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,845	104
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	151	113
Total fair value | Debt securities - European government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Cash and equivalents"		717
Total fair value | Debt securities - Other government obligations | Available-for-sale securities
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities
Assets.
Available-for-sale securities in "Cash and equivalents"	381	324
Available-for-sale securities in "Marketable securities and short-term investments"	$ 335	$ 284

Fair values (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
Non-recurring fair value measures
Impairment charges resulting from restructuring and changes in the use of long-lived non-financial assets	$ 46
Long-term loans granted and outstanding	96	56
Long-term debt	2,172	1,139
Power Products
Non-recurring fair value measures
Impairment charges resulting from restructuring and changes in the use of long-lived non-financial assets	20
Corporate and Other
Non-recurring fair value measures
Impairment charges resulting from restructuring and changes in the use of long-lived non-financial assets	13
Level 2
Non-recurring fair value measures
Long-lived non-financial assets	7
Level 3
Non-recurring fair value measures
Long-lived non-financial assets	17
Carrying value
Non-recurring fair value measures
Long-term loans granted and outstanding	96	56
Long-term debt	2,172	1,139
Total fair value
Non-recurring fair value measures
Long-term loans granted and outstanding	95	58
Long-term debt, fair value	$ 2,273	$ 1,201

Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2009 Allowance for doubtful accounts	Dec. 31, 2008 Allowance for doubtful accounts
Receivables, net
Trade receivables	$ 7,155	$ 6,961
Other receivables	776	691
Allowance	(215)	(312)
Total billed receivables, net	7,716	7,340
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,151	2,957
Advance payments consumed	(897)	(846)
Total unbilled receivables, net	2,254	2,111
Total receivables, net	9,970	9,451
Contractual retention amounts billed to customers	411	325
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date (as a percent)	67.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date (as a percent)	24.00%
Allowance for Doubtful Accounts Receivable
Balance at January 1			312	232	224
Additions			119	195	126
Deductions			(216)	(119)	(106)
Exchange rate differences				4	(12)
Balance at December 31			$ 215	$ 312	$ 232

Receivables, net (Details 2) (Financing receivables, current, USD $) In Millions	Dec. 31, 2010
Recorded gross amount:
Individually evaluated for impairment	$ 221
Collectively evaluated for impairment	434
Total recorded gross amount	655
Doubtful debt allowance:
From individual impairment evaluation	(27)
From collective impairment evaluation	(10)
Total doubtful debt allowance	(37)
Receivable, net of allowance
Recorded net amount	618
Aging analysis
0 - 30 days	49
30 - 60 days	7
60 - 90 days	6
> 90 days and not accruing interest	50
> 90 days and accruing interest	9
Not due at the end of the period	534
Total recorded gross amount	655
Trade receivables with original contractual maturity > 1 year
Recorded gross amount:
Individually evaluated for impairment	154
Collectively evaluated for impairment	391
Total recorded gross amount	545
Doubtful debt allowance:
From individual impairment evaluation	(27)
From collective impairment evaluation	(10)
Total doubtful debt allowance	(37)
Receivable, net of allowance
Recorded net amount	508
Aging analysis
0 - 30 days	49
30 - 60 days	7
60 - 90 days	6
> 90 days and not accruing interest	40
> 90 days and accruing interest	9
Not due at the end of the period	434
Total recorded gross amount	545
Other receivables
Recorded gross amount:
Individually evaluated for impairment	67
Collectively evaluated for impairment	43
Total recorded gross amount	110
Receivable, net of allowance
Recorded net amount	110
Aging analysis
> 90 days and not accruing interest	10
Not due at the end of the period	100
Total recorded gross amount	$ 110

Receivables, net (Details 3) (Financing receivables, current, USD $) In Millions	Dec. 31, 2010
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	$ 655
Trade receivables with original contractual maturity > 1 year
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	545
Trade receivables with original contractual maturity > 1 year | A
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	219
Trade receivables with original contractual maturity > 1 year | B
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	199
Trade receivables with original contractual maturity > 1 year | C
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	87
Trade receivables with original contractual maturity > 1 year | D
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	37
Trade receivables with original contractual maturity > 1 year | E
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	3
Other receivables
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	110
Other receivables | A
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	91
Other receivables | B
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	5
Other receivables | C
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	12
Other receivables | D
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	2
A
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	310
B
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	204
C
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	99
D
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	39
E
Credit risk profile of financing receivables based on the internal credit risk categories.
Total gross amount	$ 3

Inventories, net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories, net
Raw materials	$ 1,988	$ 1,771
Work in process	1,744	1,795
Finished goods	1,226	1,174
Advances to suppliers	219	227
Inventories, net before advance payments consumed	5,177	4,967
Advance payments consumed	(299)	(417)
Total inventory, net	4,878	4,550
Cost of inventories relating to long-term contracts	$ 290	$ 361

Financing receivables, net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financing receivables, net
Loans granted	$ 56	$ 96
Pledged financial assets	293	296
Other	71	60
Total financing receivables, net	$ 420	$ 452

Financing receivables, net (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Receivable, net of allowance
Total financing receivables, net	$ 420	$ 452
Loans granted | Financing receivables, noncurrent
Recorded gross amount:
Individually evaluated for impairment	55
Collectively evaluated for impairment	9
Total recorded gross amount	64
Doubtful debt allowance:
From individual impairment evaluation	(8)
Total doubtful debt allowance	(8)
Receivable, net of allowance
Total financing receivables, net	56
Pledged financial assets | Financing receivables, noncurrent
Recorded gross amount:
Individually evaluated for impairment	293
Total recorded gross amount	293
Receivable, net of allowance
Total financing receivables, net	293
Other financing receivables | Financing receivables, noncurrent
Recorded gross amount:
Individually evaluated for impairment	71
Total recorded gross amount	71
Receivable, net of allowance
Total financing receivables, net	71
Financing receivables, noncurrent
Recorded gross amount:
Individually evaluated for impairment	419
Collectively evaluated for impairment	9
Total recorded gross amount	428
Doubtful debt allowance:
From individual impairment evaluation	(8)
Total doubtful debt allowance	(8)
Receivable, net of allowance
Total financing receivables, net	$ 420

Financing receivables, net (Details 3) (Financing receivables, noncurrent, USD $) In Millions	Dec. 31, 2010
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	$ 428
Not due at the end of the period	406
A | Loans granted
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	47
A | Pledged financial assets
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	293
A | Other financing receivables
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	71
A
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	411
B | Loans granted
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	2
B
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	2
C | Loans granted
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	15
C
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	15
Loans granted
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	64
Over 90 days past due and accruing interest	10
Pledged financial assets
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	293
Other financing receivables
Financing Receivable Allowance for Credit Losses [Line Items]
Total gross amount	71
Over 90 days past due and accruing interest	$ 12

Property, plant and equipment, net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, plant and equipment, net
Property, plant and equipment, gross	$ 10,258	$ 9,724
Accumulated depreciation	(5,902)	(5,652)
Total property, plant and equipment, net	4,356	4,072
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	181	173
Accumulated depreciation	(92)	(80)
Total capital lease assets, net	89	93
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	545	501	506
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,440	3,113
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	105	101
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	6,371	6,047
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	76	72
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 447	$ 564

Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill and other intangible assets
Number of new segments after regrouping	2
Goodwill.
Goodwill, at cost, beginning balance		$ 2,835
Accumulated impairment charges, beginning balance		(18)
Goodwill, beginning balance	3,026	2,817
Goodwill acquired during the year	1,091	147
Exchange rate differences	(24)	59
Other	(8)	3
Goodwill, ending balance	4,085	3,026
Power Products
Goodwill.
Goodwill, at cost, beginning balance		554
Goodwill, beginning balance	619	554
Goodwill acquired during the year	6	58
Exchange rate differences	(3)	7
Other	(8)
Goodwill, ending balance	614	619
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		420
Goodwill, beginning balance	429	420
Goodwill acquired during the year	973	7
Exchange rate differences	8	2
Other	1
Goodwill, ending balance	1,411	429
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		549
Goodwill, beginning balance	564	549
Exchange rate differences	(17)	16
Other		(1)
Goodwill, ending balance	547	564
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		298
Goodwill, beginning balance	379	298
Goodwill acquired during the year	37	66
Exchange rate differences	(17)	15
Goodwill, ending balance	399	379
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		972
Goodwill, beginning balance	1,011	972
Goodwill acquired during the year	75	16
Exchange rate differences	5	20
Other	(1)	3
Goodwill, ending balance	1,090	1,011
Corporate and Other
Goodwill.
Goodwill, at cost, beginning balance		42
Accumulated impairment charges, beginning balance		(18)
Goodwill, beginning balance	24	24
Exchange rate differences		(1)
Other		1
Goodwill, ending balance	$ 24	$ 24

Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Finite Lived Intangible Assets
Gross carrying amount	$ 1,607	$ 1,349
Accumulated amortization	(906)	(906)
Net carrying amount	701	443
Additions to intangible assets other than goodwill	418	143
Intangible assets other than goodwill related to business combinations
Amount acquired	356	66
Amortization expense
Amortization expense of intangible assets other than goodwill	157	154	155
Future amortization expense of intangible assets
2011	185
2012	147
2013	117
2014	82
2015	45
Thereafter	125
Total	701
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	613	641
Accumulated amortization	(441)	(441)
Net carrying amount	172	200
Additions to intangible assets other than goodwill	41	59
Amortization expense
Amortization expense of intangible assets other than goodwill	75	76	54
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	419	378
Accumulated amortization	(285)	(334)
Net carrying amount	134	44
Additions to intangible assets other than goodwill	128
Intangible assets other than goodwill related to business combinations
Amount acquired	128
Weighted-average useful life (in years)	5
Amortization expense
Amortization expense of intangible assets other than goodwill	32	25	40
Intangibles other than software:
Finite Lived Intangible Assets
Additions to intangible assets other than goodwill	249	84
Intangible assets other than goodwill related to business combinations
Amount acquired	228	66
Weighted-average useful life (in years)	9	9
Amortization expense
Amortization expense of intangible assets other than goodwill	50	53	61
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	315	155
Accumulated amortization	(73)	(45)
Net carrying amount	242	110
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	140	71
Accumulated amortization	(52)	(38)
Net carrying amount	88	33
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	68	37
Accumulated amortization	(15)	(6)
Net carrying amount	53	31
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	52	67
Accumulated amortization	(40)	(42)
Net carrying amount	$ 12	$ 25

Debt (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 U.S. dollar-denominated commercial paper USD ( $)	Dec. 31, 2009 U.S. dollar-denominated commercial paper USD ( $)	Dec. 31, 2010 Euro-commercial paper USD ( $)	Dec. 31, 2009 Euro-commercial paper USD ( $)	Dec. 31, 2010 Swedish krona commercial paper SEK (k)	Dec. 31, 2009 Swedish krona commercial paper SEK (k)	Dec. 31, 2010 Multicurrency credit facility USD ( $)	Dec. 31, 2010 Floating rate USD ( $)	Dec. 31, 2009 Floating rate USD ( $)	Dec. 31, 2010 Fixed rate USD ( $)	Dec. 31, 2009 Fixed rate USD ( $)	Dec. 31, 2010 Current portion of long-term debt	Dec. 31, 2009 Current portion of long-term debt	Dec. 31, 2010 Bonds USD ( $)	Dec. 31, 2009 Bonds USD ( $)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 EUR ( €)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 USD ( $)	Dec. 31, 2009 6.5% EUR Instruments, due 2011 USD ( $)	Dec. 31, 2009 6.5% EUR Instruments, due 2011 EUR ( €)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 USD ( $)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 EUR ( €)	Dec. 31, 2009 4.625% EUR Instruments, due 2013 USD ( $)	Dec. 31, 2009 4.625% EUR Instruments, due 2013 EUR ( €)
Debt
Total debt	$ 2,182,000,000	$ 2,333,000,000
Short-term debt	124,000,000	128,000,000
Current maturities of long-term debt	919,000,000	33,000,000
Short-term debt and current maturities of long-term debt	1,043,000,000	161,000,000
Short-term debt, weighted average interest rate, percent (as a percent)	6.20%	4.40%
Current maturities of long-term debt, weighted average nominal interest rate, percent (as a percent)	6.40%	4.70%
Short-term debt from banks related to the financing of specific projects		50,000,000
Number of commercial paper programs	3	3
Debt
Debt instrument, face amount																		650,000,000			650,000,000		700,000,000		700,000,000
Commercial paper programs, capacity			1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000	5,000,000,000
Capacity of multicurrency credit facility, maturing 2015									2,000,000,000
Interest rate reference rate									LIBOR, STIBOR or EURIBOR
Interest cost above LIBOR, STIBOR or EURIBOR on facility maturing 2015, low end of the range (as a percent)									0.43%
Interest cost above LIBOR, STIBOR or EURIBOR on facility maturing 2015, high end of the range (as a percent)									0.63%
Commitment fee as a proportion of the margin (as a percent)									35.00%
Commitment fee on credit facility (as a percent)									0.18%
Utilization fee on credit facility (as a percent)									0.15%
Utilization fee on credit facility beyond specified limit, percentage (as a percent)									0.30%
Long-term debt:
Long-term debt	2,058,000,000	2,205,000,000								1,919,000,000	2,072,000,000	139,000,000	133,000,000			1,828,000,000	1,961,000,000		882,000,000	959,000,000		946,000,000		1,002,000,000
Current maturities of long-term debt	(919,000,000)	(33,000,000)
Long-term debt, total	1,139,000,000	2,172,000,000
Debt nominal interest rate (as a percent)										5.70%	5.70%	5.60%	5.00%	6.40%	4.70%			6.50%	6.50%			4.63%	4.63%
Debt effective interest rate (as a percent)										3.20%	3.00%	5.60%	5.00%	4.30%	4.70%
Maturities of long-term debt
Due in 2011	919,000,000
Due in 2012	70,000,000
Due in 2013	953,000,000
Due in 2014	23,000,000
Due in 2015	4,000,000
Thereafter	$ 89,000,000
Repurchase terms
Repurchase price of bonds in case of change of control (as a percent)																		101.00%	101.00%

Provisions and other current liabilities and other non-current liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Provisions and other current liabilities:
Contract-related provisions	$ 655	$ 522
Taxes payable	430	437
Restructuring and other related provisions	344	464
Current derivative liabilities (see Note 5)	304	249
Provisions for contractual penalties and compliance and litigation matters	251	354
Provision for insurance related reserves	187	171
Environmental provisions (see Note 15)	161	29
Income tax related liabilities	72	12
Pension and other employee benefits (see Note 17)	68	68
Other	254	297
Total	2,726	2,603
Other non-current liabilities:
Income tax related liabilities	798	854
Non-current deposit liabilities (see Note 9)	293	296
Environmental provisions (see Note 15)	85	268
Non-current derivative liabilities (see Note 5)	77	67
Deferred income	59	78
Other	406	434
Total	$ 1,718	$ 1,997

Leases (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases
Rent expense	$ 510	$ 509	$ 458
Sublease income received on leased assets	44	52	42
Operating lease, 2011	463
Operating lease, 2012	395
Operating lease, 2013	357
Operating lease, 2014	302
Operating lease, 2015	269
Operating lease, Thereafter	415
Total operating leases, excluding sublease rentals	2,201
Sublease income	(119)
Total operating lease	2,082
Capital lease, 2011	33
Capital lease, 2012	28
Capital lease, 2013	24
Capital lease, 2014	19
Capital lease, 2015	17
Capital lease, Thereafter	136
Total minimum lease payments	257
Less amount representing estimated executory costs included in total minimum lease payments	(6)
Net minimum lease payments	251
Less amount representing interest	(127)
Present value of minimum lease payments	$ 124

Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Environmental contingencies USD ( $)	Dec. 31, 2010 Contingencies related to former Nuclear Technology business USD ( $)	Dec. 31, 2009 Contingencies related to former Nuclear Technology business USD ( $)	Dec. 31, 2008 Contingencies related to former Nuclear Technology business USD ( $)	Dec. 31, 2010 Contingencies related to other present and former facilities primarily in North America USD ( $)	Dec. 31, 2009 Contingencies related to other present and former facilities primarily in North America USD ( $)	Dec. 31, 2008 Contingencies related to other present and former facilities primarily in North America USD ( $)	Dec. 31, 2008 Other Discontinued Operations Asbestos obligations USD ( $)	Dec. 31, 2010 Asbestos obligations USD ( $)	Dec. 31, 2009 Asbestos obligations USD ( $)	Dec. 31, 2008 Asbestos obligations USD ( $)	Dec. 31, 2009 Anti-Competitive Practices USD ( $)	Dec. 31, 2009 Anti-Competitive Practices EUR ( €)	Jan. 31, 2007 Anti-Competitive Practices EUR ( €)	Dec. 31, 2010 Contingencies for regulatory, compliance and legal matters USD ( $)	Dec. 31, 2009 Contingencies for regulatory, compliance and legal matters USD ( $)	Dec. 31, 2008 Other Discontinued Operations USD ( $)
Contingencies - Environmental
Liabilities for environmental remediation, number of sites					2
Expense related to environmental and asbestos obligations				$ (29)							$ 31									$ 31
Cash expenditures related to environmental and asbestos obligations	26	29	12		20	11	4	6	18	8		51	1	100
Estimated 2011 expenditures for environmental obligations				158
Provision for environmental obligations, total	246	297			181	230		65	67
Provision for environmental obligations, current portion	161	29
Provision for environmental obligations, noncurrent portion	85	268
Provisions for asbestos obligations, total	2	53
Provisions for asbestos obligations, current portion	2	28
Provisions for asbestos obligations, noncurrent portion		25
Payment to discharge remaining obligations to CE Asbestos PI Trust												25
Contingencies - Regulatory, Compliance and Legal
Fines assessed by the European Commission for which the Company has received immunity																	215
Amount of fines paid, as assessed by the European Commission															49	33.75
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments	58
Accrued loss contingency related to regulatory compliance and legal contingencies																		$ 220	$ 300

Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guarantees - general
Maximum potential payments	$ 412	$ 587
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,280	1,105
Claims paid in cash or in kind	(183)	(234)
Net increase to provision for changes in estimates, warranties issued and warranties expired	280	365
Exchange rate differences	16	44
Product warranties at end of period	1,393	1,280	1,105
IBM Outsourcing Agreement
Number of countries covered under a global framework agreement with IBM		17
Expenses of outsourcing information systems infrastructure services	262	269	296
Performance guarantees
Guarantees - general
Maximum potential payments	125	214
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	87	99
Performance guarantees | Upstream oil and gas business
Guarantees - general
Maximum potential payments	13	98
Original maturity of performance guarantees, low end (in years)	1
Original maturity of performance guarantees, high end (in years)	7
Maximum potential recovery under backstop guarantees	6	6
Performance guarantees | Building Systems business
Guarantees - general
Maximum potential payments	10	15
Original maturity of performance guarantees, low end (in years)	1
Original maturity of performance guarantees, high end (in years)	13
Financial guarantees
Guarantees - general
Maximum potential payments	84	91
Guarantee obligations, companies with current or former equity interest held by ABB	16	22
Indemnification guarantees
Guarantees - general
Maximum potential payments	203	282
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar guarantees
Guarantees - general
Maximum potential payments	147	145
Indemnification guarantees | Reinsurance business guarantees
Guarantees - general
Maximum potential payments		87
Projects executed as a member of consortium
Guarantees - general
Maximum potential payments	$ 15
Original maturity of performance guarantees, low end (in years)	1
Original maturity of performance guarantees, high end (in years)	3

Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Provisions for taxes
Current taxes on income	$ 867	$ 1,057	$ 1,282
Deferred taxes	151	(56)	(163)
Tax expense from continuing operations	1,018	1,001	1,119
Tax benefit from discontinued operations	(3)	(7)	(36)
Reconciliation of taxes:
Income from continuing operations before taxes	3,740	4,120	4,518
Weighted-average tax rate, percent (as a percent)	25.30%	23.90%	28.10%
Taxes at weighted-average tax rate	945	983	1,270
Items taxed at rates other than the weighted-average tax rate	(21)	(13)	3
Changes in valuation allowance, net	60	(46)	(414)
Changes in tax laws and enacted tax rates	6	5	(19)
Other, net	28	72	279
Tax expense from continuing operations	1,018	1,001	1,119
Effective tax rate for the year, percent (as a percent)	27.20%	24.30%	24.80%
Reconciliation of taxes, non deductible expenses	45	40	50
Reconciliation of taxes, expense (release of provisions) for suspect payments and alleged anti-competitive practices		(74)	100
Reconciliation of taxes, tax accruals		100	40
Reconciliation of taxes, sale leaseback transactions, interpretation of tax law and double tax treaty			(53)
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	88
Deferred tax assets:
Unused tax losses and credits	1,102	1,100
Pension and other accrued liabilities	1,005	1,094
Inventories	241	255
Property, plant and equipment	90	91
Other	134	135
Total gross deferred tax asset	2,572	2,675
Valuation allowance	(450)	(473)
Total gross deferred tax asset, net of valuation allowance	2,122	2,202
Deferred tax liabilities:
Property, plant and equipment	(441)	(242)
Pension and other accrued liabilities	(191)	(172)
Inventories	(159)	(168)
Other current assets	(137)	(155)
Unremitted earnings	(171)	(142)
Other	(49)	(26)
Total gross deferred tax liability	(1,148)	(905)
Net deferred tax asset	974	1,297
Included in:
"Deferred taxes"-current assets	896	900
"Deferred taxes"-non-current assets	846	1,052
"Deferred taxes"-current liabilities	(357)	(327)
"Deferred taxes"-non-current liabilities	(411)	(328)
Net deferred tax asset	974	1,297
Increase in deferred tax liabilities arising upon business combinations	100
Unused tax losses and credits, valuation allowance	226	240
Net operating loss carry-forwards, available to certain subsidiaries	2,901
Tax credits, available to certain subsidiaries	129
Net operating loss carry-forwards expiring through 2030	1,928
Tax credits that expire in varying amounts through 2030	126
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	712	598	518
Net change due to acquisitions and divestments, Unrecognized tax benefits	5	(2)	6
Increase relating to prior year tax positions, Unrecognized tax benefits	56	133	189
Decrease relating to prior year tax positions, Unrecognized tax benefits	(32)	(9)	(20)
Increase relating to current year tax positions, Unrecognized tax benefits	114	93	93
Decrease related to current year tax positions, Unrecognized tax benefits	(15)		(17)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(40)	(41)	(127)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(72)	(69)	(25)
Exchange rate differences, Unrecognized tax benefits	(14)	9	(19)
Unrecognized tax benefits, balance at end of period	714	712	598
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	176	139	129
Net change due to acquisitions and divestments, penalties and interest			1
Increase relating to prior year tax positions, penalties and interest	38	62	75
Decrease relating to prior year tax positions, penalties and interest	(6)	(8)	(1)
Increase relating to current year tax positions, penalties and interest	5	6	1
Decrease related to current year tax positions, penalties and interest	(4)		(1)
Decrease due to settlements with tax authorities, penalties and interest	(9)	(3)	(55)
Decrease as a result of the applicable statute of limitations, penalties and interest	(21)	(22)	(5)
Exchange rate differences, penalties and interest	(1)	2	(5)
Ending balance of penalties and interest related to unrecognized tax benefits	178	176	139
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	888	737	647
Net change due to acquisitions and divestments	5	(2)	7
Increase relating to prior year tax positions	94	195	264
Decrease relating to prior year tax positions	(38)	(17)	(21)
Increase relating to current year tax positions	119	99	94
Decrease related to current year tax positions	(19)		(18)
Decrease due to settlements with tax authorities	(49)	(44)	(182)
Decrease as a result of the applicable statute of limitations	(93)	(91)	(30)
Exchange rate differences	(15)	11	(24)
Balance at end which would, if recognized, affect the effective tax rate	$ 892	$ 888	$ 737

Taxes (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Taxes
Increase relating to prior year tax positions, Unrecognized tax benefits	$ 56	$ 133	$ 189
Increase relating to prior year tax positions, penalties and interest	38	62	75
Decrease due to settlements with tax authorities, Unrecognized tax benefits	40	41	127
Decrease due to settlements with tax authorities, penalties and interest	9	3	55
Expected resolution of uncertain tax positions, pending cases	205
Northern Europe
Taxes
Reconciliation of taxes, pending tax dispute			140
Increase relating to prior year tax positions, Unrecognized tax benefits		27	85
Increase relating to prior year tax positions, penalties and interest		27	50
Decrease due to settlements with tax authorities, Unrecognized tax benefits			53
Decrease due to settlements with tax authorities, penalties and interest			48
Central Europe
Taxes
Changes in valuation allowance, net	44	(60)
Increase relating to prior year tax positions, Unrecognized tax benefits		34	33
Decrease due to settlements with tax authorities, Unrecognized tax benefits			33
North America
Taxes
Changes in valuation allowance, net			$ (330)

Employee benefits (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Defined pension benefits	Dec. 31, 2009 Defined pension benefits	Dec. 31, 2008 Defined pension benefits	Dec. 31, 2010 Other postretirement benefits	Dec. 31, 2009 Other postretirement benefits	Dec. 31, 2008 Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1				$ 8,914	$ 7,761		$ 219	$ 207
Service cost				210	154		2	2
Interest cost				389	432		12	13
Contributions by plan participants				58	56
Benefit payments				(571)	(558)		(13)	(13)
Benefit obligations of businesses disposed and acquired					24
Actuarial (gain) loss				168	634		(6)	6
Plan amendments and other				16	21		(1)	2
Exchange rate differences				153	390		1	2
Benefit obligation at December 31				9,337	8,914	7,761	214	219	207
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1				8,149	7,051
Actual return on plan assets				636	935
Contributions by employer				567	307	273	13	13	16
Contributions by plan participants				58	56
Benefit payments				(571)	(558)		(13)	(13)
Plan amendments and other				(12)	2
Exchange rate differences				183	356
Fair value of plan assets at December 31				9,010	8,149	7,051
Funded status-underfunded				327	765		214	219
Amounts recognized in accumulated other comprehensive loss
Transition liability							(1)	(2)	(3)
Net actuarial loss				(1,135)	(1,313)	(1,239)	(65)	(77)	(76)
Prior service cost				(43)	(40)	(40)	51	61	79
Amount recognized in OCI and NCI				(1,178)	(1,353)	(1,279)	(15)	(18)
Taxes associated with amount recognized in OCI and NCI				270	301	301
Total amount recognized in OCI and NCI, net of tax				(908)	(1,052)	(978)	(15)	(18)
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 3	$ 2	$ 0

Employee benefits (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Defined pension benefits	Dec. 31, 2009 Defined pension benefits	Dec. 31, 2008 Defined pension benefits	Dec. 31, 2010 Other postretirement benefits	Dec. 31, 2009 Other postretirement benefits	Dec. 31, 2008 Other postretirement benefits	Dec. 31, 2010 PBO exceeds assets	Dec. 31, 2009 PBO exceeds assets	Dec. 31, 2010 Assets exceed PBO	Dec. 31, 2009 Assets exceed PBO	Dec. 31, 2010 ABO exceeds assets	Dec. 31, 2009 ABO exceeds assets	Dec. 31, 2010 Assets exceed ABO	Dec. 31, 2009 Assets exceed ABO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans			$ (172)	$ (112)
Underfunded plans-Current			26	28		16	18
Underfunded plans-Noncurrent			473	849		198	201
Funded status-underfunded			327	765		214	219		499	877	(172)	(112)
Non-current assets
Overfunded plans			(172)	(112)
Other employee-related benefits	(1)
Prepaid pension and other employee benefits	(173)	(112)
Current liabilities.
Underfunded plans-Current			26	28		16	18
Other employee-related benefits, Current	26	22
Pension and other employee benefits, Current	68	68
Non-current liabilities
Underfunded plans-Noncurrent			473	849		198	201
Other employee-related benefits, Noncurrent	160	129
Pension and other employee benefits, Noncurrent	831	1,179
Funded status, difference of benefit obligation and plan assets
PBO			9,337	8,914	7,761	214	219	207	3,901	7,651	5,436	1,263
Assets			9,010	8,149	7,051				3,402	6,774	5,608	1,375	1,725	5,627	7,285	2,522
Difference			327	765		214	219		499	877	(172)	(112)
ABO			9,024	8,627									2,080	6,285	6,944	2,342
Assets.			9,010	8,149	7,051				3,402	6,774	5,608	1,375	1,725	5,627	7,285	2,522
Difference			$ 14	$ 478									$ 355	$ 658	$ (341)	$ (180)

Employee benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Defined pension benefits	Dec. 31, 2009 Defined pension benefits	Dec. 31, 2008 Defined pension benefits	Dec. 31, 2010 Other postretirement benefits	Dec. 31, 2009 Other postretirement benefits	Dec. 31, 2008 Other postretirement benefits
Net periodic benefit cost:
Service cost		$ 210	$ 154	$ 177	$ 2	$ 2	$ 2
Interest cost		389	432	438	12	13	13
Expected return on plan assets		(422)	(384)	(471)
Amortization transition liability					1	1	1
Amortization prior service cost		26	13	14	(9)	(11)	(11)
Amortization of net actuarial loss		71	71	13	5	6	5
Curtailments, settlements and special termination benefits		8	2	38		(8)
Net periodic benefit cost		282	288	209	11	3	10
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year		57			4
Estimated net prior service (cost) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year		42			(9)
Estimated transition cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year					1
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)		4.29%	4.66%		5.03%	5.54%
Rate of compensation increase (as a percent)		2.05%	2.13%
Pension increase assumption (as a percent)		1.06%	1.22%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)		4.66%	5.63%	5.16%	5.54%	6.30%	6.17%
Expected long-term rate of return on plan assets (as a percent)		5.44%	5.47%	5.55%
Rate of compensation increase (as a percent)		2.13%	2.22%	2.35%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)					7.93%	8.89%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), (as a percent)					5.00%	5.00%
Year that the rate reaches the ultimate trend rate					2017	2017
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in total of service and interest cost	1
1-percentage-point decrease in total of service and interest cost	(1)
1-percentage-point increase in postretirement benefit obligation	15
1-percentage-point decrease in postretirement benefit obligation	$ (13)

Employee benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Target asset allocation of plans on a weighted-average basis
Global fixed income securities (as a percent)	49.00%
Emerging markets fixed income securities (as a percent)	3.00%
Global equity securities (as a percent)	26.00%
Emerging markets equity securities (as a percent)	4.00%
Real estate (as a percent)	9.00%
Cash and equivalents (as a percent)	5.00%
Private equity (as a percent)	2.00%
Hedge funds (as a percent)	2.00%
Total (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	5.44%
Company's capital stock included in plan assets (in shares)	0.8	0.7
Company's capital stock included in plan assets (value)	$ 17	$ 14

Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 9,010	$ 8,149	$ 7,051
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,591	4,357
Level 1 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	39	102
Level 1 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,301	2,077
Level 1 | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	350	271
Level 1 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,790	1,831
Level 1 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1	5
Level 1 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2
Level 1 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	79	71
Level 1 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	29
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,431	2,895
Level 2 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	372	193
Level 2 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	77	45
Level 2 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,643	2,389
Level 2 | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	290	212
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	23	34
Level 2 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	26	22
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	988	897	892
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	156	149	152
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	136	127	137
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	696	621	603
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	9,010	8,149
Total fair value | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	411	295
Total fair value | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,378	2,122
Total fair value | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	350	271
Total fair value | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,433	4,220
Total fair value | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	290	212
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	23	34
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	183	176
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	138	127
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	775	692
Total fair value | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 29

Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 8,149	$ 7,051
Return on plan assets:
Exchange rate differences	183	356
Fair value of plan assets at December 31	9,010	8,149
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	897	892
Return on plan assets:
Assets still held at December 31	34	(8)
Assets sold during the year	(9)	(24)
Purchases (sales)	(7)	7
Transfers into Level 3		18
Exchange rate differences	73	12
Fair value of plan assets at December 31	988	897
Level 3 | Private equity
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	149	152
Return on plan assets:
Assets still held at December 31	21	(8)
Assets sold during the year	(5)	(1)
Purchases (sales)	(12)	5
Exchange rate differences	3	1
Fair value of plan assets at December 31	156	149
Level 3 | Hedge funds
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	127	137
Return on plan assets:
Assets still held at December 31	4	(2)
Assets sold during the year	(4)	(22)
Purchases (sales)		6
Transfers into Level 3		18
Exchange rate differences	9	(10)
Fair value of plan assets at December 31	136	127
Level 3 | Real estate
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	621	603
Return on plan assets:
Assets still held at December 31	9	2
Assets sold during the year		(1)
Purchases (sales)	5	(4)
Exchange rate differences	61	21
Fair value of plan assets at December 31	$ 696	$ 621

Employee benefits (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Contributions
Expense of defined contribution plans	$ 97	$ 91	$ 92
Contribution to multi-employer plans	30	18	22
Provision resulting from a withdrawal from a multi-employer plan		11
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	567	307	273
Of which, discretionary contributions to defined benefit pension plans	331	49	54
Contributions by employer, noncash	213		89
Estimated contribution by employer, next fiscal year	294
Expected future cash flows in respect of pension and other postretirement benefit plans
2011	594
2012	584
2013	579
2014	569
2015	565
Years 2016-2020	2,844
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	13	13	16
Estimated contribution by employer, next fiscal year	17
Other postretirement benefits: Benefit payments
Expected future cash flows in respect of pension and other postretirement benefit plans
2011	18
2012	18
2013	18
2014	18
2015	18
Years 2016-2020	92
Other postretirement benefits: Medicare subsidies
Expected future cash flows in respect of pension and other postretirement benefit plans
2011	(1)
2012	(1)
2013	(1)
2014	(1)
2015	(1)
Years 2016-2020	$ (7)

Share-based payment arrangements (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Warrants and options USD ( $)	Dec. 31, 2010 Warrants and options CHF	Dec. 31, 2009 Warrants and options CHF	Dec. 31, 2008 Warrants and options CHF	Dec. 31, 2010 Warrants and options Exercise price of 15.30	Dec. 31, 2010 Warrants and options Exercise price of 26.00	Dec. 31, 2010 Warrants and options Exercise price of 36.40	Dec. 31, 2010 Warrants and options Exercise price of 19.00	Dec. 31, 2010 Warrants and options Exercise price of 22.50	Dec. 31, 2010 WARs	Dec. 31, 2010 ESAP. USD ( $)	Dec. 31, 2010 ESAP. CHF	Dec. 31, 2009 ESAP. CHF	Dec. 31, 2008 ESAP.
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 66	$ 66	$ 63
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	29,000,000
Treasury stock, shares	25,317,453	39,901,593
Treasury stock that could be used to settle share-based payment arrangements (in shares)	25,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period (in years)				3Y	3Y								3Y
Expiration period after date of grant (in years)				6	6
Time period of interest rate used as the basis for the risk-free rate (in years)				6	6									1	1
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				30.00%	30.00%	41.00%	36.00%							27.00%	27.00%	35.00%	57.00%
Dividend yield (as a percent)				2.35%	2.35%	2.34%	1.42%							2.49%	2.49%	2.07%	2.61%
Expected term (in years)				6	6	6	6							1	1	1	1
Risk-free interest rate (as a percent)				1.20%	1.20%	1.93%	3.36%							0.26%	0.26%	0.37%	1.44%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period				93,891,775	93,891,775			11,367,500	26,500,740	28,119,410	23,415,500	38,711,000
Number of instruments Granted				38,861,000	38,861,000
Number of instruments Exercised				(3,439,165)	(3,439,165)
Number of instruments Forfeited				(1,199,460)	(1,199,460)
Number of instruments outstanding at end of period				128,114,150	128,114,150	93,891,775		11,367,500	26,500,740	28,119,410	23,415,500	38,711,000
Number of instruments Vested and expected to vest at end of period				118,728,575	118,728,575
Number of instruments Exercisable at end of period				44,660,530	44,660,530
Number of shares outstanding at beginning of period (in shares)				18,778,355	18,778,355			2,273,500	5,300,148	5,623,882	4,683,100	7,742,200
Share-equivalent of instruments granted (in shares)				7,772,200	7,772,200
Share-equivalent of instruments exercised (in shares)				(687,833)	(687,833)
Share-equivalent of instruments forfeited (in shares)				(239,892)	(239,892)
Number of shares outstanding at end of period (in shares)				25,622,830	25,622,830	18,778,355		2,273,500	5,300,148	5,623,882	4,683,100	7,742,200
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)				23,745,715	23,745,715
Share-equivalent of instruments exercisable at end of period (in shares)				8,932,106	8,932,106
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)					25.42
Weighted-average exercise price, Granted (in Swiss francs per share)					22.5
Weighted-average exercise price, Exercised (in Swiss francs per share)					7.5
Weighted-average exercise price, Forfeited (in Swiss francs per share)					27.17
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)					25	25.42
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)					24.92
Weighted-average exercise price, Exercisable (in Swiss francs per share)					23.72
Weighted-average remaining contractual term, Outstanding (in years)				3.8	3.8			1.1	2.4	3.4	4.4	5.4
Weighted-average remaining contractual term, Vested and expected to vest (in years)				3.7	3.7
Weighted-average remaining contractual term, Exercisable (in years)				2.3	2.3
Aggregate intrinsic value, Outstanding					21
Aggregate intrinsic value, Vested and expected to vest					20
Aggregate intrinsic value, Exercisable					13
Conversion ratio of warrants and options into ABB Ltd shares				5:1	5:1
Cash received upon exercise of options and warrants				5										62
Instruments sold to a third-party				17,600,000	17,600,000	8,800,000	3,000,000
Share-equivalent of instruments sold to a third party (in shares)				3,500,000	3,500,000	1,800,000	600,000
Unrecognized compensation cost, non-vested warrants and options				42										7
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)				1.8	1.8
Weighted-average grant-date fair value of warrants and options (in Swiss francs per instrument)				0.81	0.81	1.15	2.32
Aggregate intrinsic value of instruments exercised (in Swiss Francs)					9	5	57								3.5	22

Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	3Y
Compensation cost for cash-settled WARs	$ 8	$ 17	$ 83
Income (expense) related to the cash-settled call options	(10)	(1)	(98)
Aggregate fair value of outstanding WARs	45	64
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	63,799,435
Granted (in number of WARs)	9,355,250
Exercised (in number of WARs)	(13,522,415)
Forfeited (in number of WARs)	(1,230,875)
Outstanding at end of period (in number instruments)	58,401,395	63,799,435
Exercisable (in number of WARs)	16,578,125
Aggregate fair value at date of grant of WARs	7	22	33
Share-based liabilities paid upon exercise of WARs	$ 25	$ 20	$ 53

Share-based payment arrangements (Details 3) (ESAP.) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF	Dec. 31, 2008 CHF	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP), (in months)	12	12
Number of ABB Ltd shares representing each ADS in the United States	1	1
Contractual term (in years)	1	1
Time period of interest rate used as the basis for the risk-free rate (in years)	1	1
Expected volatility (as a percent)	27.00%	27.00%	35.00%	57.00%
Dividend yield (as a percent)	2.49%	2.49%	2.07%	2.61%
Expected term (in years)	1	1	1	1
Risk-free interest rate (as a percent)	0.26%	0.26%	0.37%	1.44%
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	4,862,440	4,862,440
Number of shares Granted	4,140,440	4,140,440
Number of shares Forfeited	(209,140)	(209,140)
Number of shares Exercised	(3,201,979)	(3,201,979)
Number of shares not exercised (savings returned plus interest)	(1,451,321)	(1,451,321)
Number of shares outstanding at end	4,140,440	4,140,440
Number of shares vested and expected to vest	3,966,542	3,966,542
Weighted-average exercise price at beginning of period (in Swiss francs per share)		19.36
Weighted average exercise price, Granted (in Swiss francs per share)		20.46	19.36	15.3
Weighted average exercise price, Forfeited (in Swiss francs per share)		19.36
Weighted-average exercise price, Exercised (in Swiss francs per share)		19.36
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share)		19.36
Weighted-average exercise price at end of period (in Swiss francs per share)		20.46	19.36
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share)		20.46
Weighted-average remaining contractual term of ESAP (in years)	0.8	0.8
Weighted-average remaining contractual term of ESAP, Vested and expected to vest (in years)	0.8	0.8
Aggregate intrinsic value of ESAP		1.5
Aggregate intrinsic value of ESAP, Vested and expected to vest		1.5
Cash received upon exercise of ESAP options	62
Exercise prices per ADS (in USD per share)	$ 20.55				$ 18.75	$ 12.98
Unrecognized compensation cost at end of period	7
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in months)	10	10
Weighted-average grant-date fair value of options (in Swiss francs per share)		1.96	2.55	3.34
Total intrinsic value of options exercised		3.5	22

Share-based payment arrangements (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 LTIP USD ( $)	Dec. 31, 2010 LTIP CHF	Dec. 31, 2009 LTIP USD ( $)	Dec. 31, 2009 LTIP CHF	Dec. 31, 2008 LTIP USD ( $)	Dec. 31, 2008 LTIP CHF	Dec. 31, 2010 LTIP Equity-Settled Awards USD ( $)	Dec. 31, 2009 LTIP Equity-Settled Awards	Dec. 31, 2010 LTIP Cash-Settled Awards	Dec. 31, 2009 LTIP Cash-Settled Awards	Dec. 31, 2010 LTIP Choice of Equity or Equity/Cash Settlement	Dec. 31, 2010 Other share-based payments
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant (as a percent)	100.00%	100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%
Percentage of the value of shares that can be received in cash under the retention component (as a percent)	30.00%	30.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)	70.00%	70.00%
Percentage of the value of shares that can be received in cash (as a percent)			30.00%	30.00%	30.00%	30.00%
Portion of vested shares that can be received (as a percent)			70.00%	70.00%	70.00%	70.00%						30.00%
Reference price of LTIP shares (in Swiss francs per share)		21.63		14.16		26.2
Reference price of LTIP shares, calculation method	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	2,492,234	2,492,234									2,492,234
Granted (in number of shares)	577,359	577,359							228,913		348,446
Vested (in number of shares)	(471,491)	(471,491)									(471,491)
Expired (in number of shares)	(32,168)	(32,168)									(32,168)
Outstanding at end of period (in number instruments)	2,565,934	2,565,934	2,492,234	2,492,234					228,913		2,337,021
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		18.41
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		13.79		9.83		31.47
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		24.5
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		24.5
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		16.17		18.41
Percentage of the value of shares vested that can be received in cash or shares	Shares that, subject to vesting, the Eligible Participant can elect to receive either i) 100% in the form of shares or ii) 30 percent of the value in cash (the remaining 70 percent can only be received in the form of shares).	Shares that, subject to vesting, the Eligible Participant can elect to receive either i) 100% in the form of shares or ii) 30 percent of the value in cash (the remaining 70 percent can only be received in the form of shares).
Unrecognized compensation cost at end of period							$ 10
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)							1.5
Aggregate fair value of shares, at the dates of grant	7		13		21
Total grant-date fair value of shares that vested during the period	$ 10		$ 2		$ 13
Option implied volatilities, low end of the range (as a percent)							19.50%	5.60%	12.50%	16.00%
Risk-free rates, low end of the range (as a percent)							1.90%	2.20%	1.80%	2.30%
Equity betas, low end of the range							0.83	0.81	0.84	0.83
Equity risk premiums, low end of the range (as a percent)							6.00%	6.00%	6.00%	6.00%
Option implied volatilities, high end of the range (as a percent)							53.50%	51.50%	46.40%	51.10%
Risk-free rates, high end of the range (as a percent)							4.30%	4.10%	4.40%	4.60%
Equity betas, high end of the range							1.31	1.29	1.3	1.31
Equity risk premiums, high end of the range (as a percent)							8.00%	8.00%	8.00%	8.00%

Stockholders' equity (Details)	1 Months Ended							11 Months Ended		12 Months Ended										12 Months Ended
	Feb. 28, 2011 CHF	Nov. 30, 2010 USD ( $)	Jul. 31, 2010 USD ( $)	Apr. 30, 2010 CHF	Nov. 30, 2009 USD ( $)	May 31, 2009 USD ( $)	May 31, 2008 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 CHF	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 CHF	May 31, 2009 CHF	May 31, 2008 CHF	Feb. 29, 2008 USD ( $)	Feb. 29, 2008 CHF	Dec. 31, 2007 USD ( $)	Dec. 31, 2010 Call option expiring from February 2012 to May 2016 CHF	Dec. 31, 2010 Stock-based option plans USD ( $)	Dec. 31, 2009 Stock-based option plans USD ( $)	Dec. 31, 2008 Stock-based option plans USD ( $)	Dec. 31, 2010 Options under 2007 launch of the MIP CHF	Dec. 31, 2010 Options under 2008 launch of the MIP CHF	Dec. 31, 2010 Options under 2009 launch of the MIP CHF	Dec. 31, 2010 Options under 2010 launch of the MIP CHF	Dec. 31, 2010 ESAP CHF	Dec. 31, 2010 2010, 2009 and 2008 launches of the LTIP	Dec. 31, 2010 Other share-based payment arrangements	Dec. 31, 2010 ABB Ltd, Zurich CHF
Stockholders' equity
Company's authorized shares										2,747,639,755	2,770,314,755
Company's registered and issued shares										2,308,782,064	2,329,324,797
Maximum value of shares authorized for buyback																$ 2,000,000,000	2,200,000,000
Shares repurchased under the buyback program (in shares)								22,675,000	22,675,000
Cost of shares repurchased under the buyback program (in Swiss francs )									652,000,000
Cost of shares repurchased under the buyback program								619,000,000				619,000,000
Shares cancelled under the buyback program (in shares)				22,675,000
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)				1.54										2.02	2.5
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)				1.03										1.54	2.02
Distribution to ABB Ltd's shareholders (in Swiss francs per share)				0.51										0.48	0.48
Distribution to ABB Ltd's shareholders			1,112,000,000			1,024,000,000	1,060,000,000			1,112,000,000	1,024,000,000	1,060,000,000
Proposed distribution (in Swiss francs per share)	0.6
Details of Stockholder's equity
Shares purchased on the open market for share-based payment arrangements										12,100,000
Cost of shares purchased on the open market for share-based payment arrangements										228,000,000
Shares issued relating to call options (in shares)										2,100,000	1,000,000	6,800,000
Net increase in capital stock and additional paid-in capital due to call options exercised										78,000,000	90,000,000	49,000,000								16,000,000	7,000,000	49,000,000
Call options held by bank (in shares)										20,000,000
Call options held by the bank, low end of the range (in Swiss francs per share)													15.3
Call options held by the bank, high end of the range (in Swiss francs per share)													36.4
Call options held by bank, exercisable (in shares)																			3,000,000
Call options held by the bank, exercisable, low end of the range (in Swiss francs per share)																			15.3
Call options held by the bank, exercisable, high end of the range (in Swiss francs per share)																			36.4
Outstanding obligation of options granted (in shares)																							2,800,000	3,000,000	4,600,000	7,700,000	4,100,000	2,300,000	500,000
Shares issued from treasury stock (in shares)		3,200,000
Strike price of options granted (in Swiss francs per share)																							26	36.4	19	22.5	20.46
Shares issued from contingent capital stock (in shares)					5,500,000
Increase in capital stock and additional paid-in capital due to ESAP issue		10,000,000			83,000,000
Reduction in treasury stock		52,000,000
Total stockholders' equity, including noncontrolling interests								11,770,000,000		15,458,000,000	14,473,000,000	11,770,000,000						11,549,000,000												12,493,000,000
Share capital of ABB Ltd, Zurich																														2,378,000,000
Reserves of ABB Ltd, Zurich																														10,115,000,000
Restricted legal reserves for own shares of ABB Ltd, Zurich																														532,000,000
Restricted reserves of ABB Ltd, Zurich																														476,000,000
Percentage of share capital of ABB Ltd, Zurich for which amount reserves are restricted (as a percent)																														20.00%

Earnings per share (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	26	41	24
Amounts attributable to ABB shareholders.
Income from continuing operations	$ 2,551	$ 2,884	$ 3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)
Net income attributable to ABB	2,561	2,901	3,118
Weighted-average number of shares outstanding (in shares)	2,287	2,284	2,287
Basic earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.12	$ 1.26	$ 1.37
Income (loss) from discontinued operations, net of tax (in dollars per share)		$ 0.01	$ (0.01)
Net income (in dollars per share)	$ 1.12	$ 1.27	$ 1.36
Amounts attributable to ABB shareholders:
Income from continuing operations	2,551	2,884	3,142
Income (loss) from discontinued operations, net of tax	10	17	(24)
Net income attributable to ABB	$ 2,561	$ 2,901	$ 3,118
Weighted-average number of shares outstanding (in shares)	2,287	2,284	2,287
Effect of dilutive securities:
Call options and shares	4	4	9
Diluted weighted-average number of shares outstanding (in shares)	2,291	2,288	2,296
Diluted earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.11	$ 1.26	$ 1.37
Income (loss) from discontinued operations, net of tax (in dollars per share)	$ 0.01	$ 0.01	$ (0.01)
Net income (in dollars per share)	$ 1.12	$ 1.27	$ 1.36

Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring and related expenses
Period of substantially completed cost take-out program (in years)	2
Restructuring and Related Cost
Costs incurred in 2010	$ 213
Cumulative costs incurred to date	836
Restructuring and related expense	213	516	107
Liabilities associated with reorganization.
Number of new segments after regrouping	2
Power Products
Restructuring and Related Cost
Costs incurred in 2010	44
Cumulative costs incurred to date	122
Power Systems
Restructuring and Related Cost
Costs incurred in 2010	48
Cumulative costs incurred to date	139
Power Systems | Employee severance costs | Germany
Liabilities associated with reorganization.
Liability at beginning of period	37
Expenses	4	37
Cash payments	(5)
Exchange rate differences	(5)
Change in estimates	(9)
Liability at end of period	22	37
Power Systems | Contract settlement, loss order and other costs | Germany
Liabilities associated with reorganization.
Liability at beginning of period	6
Expenses		6
Cash payments	(3)
Liability at end of period	3	6
Power Systems | Germany
Liabilities associated with reorganization.
Liability at beginning of period	43
Expenses	4	43
Cash payments	(8)
Exchange rate differences	(5)
Change in estimates	(9)
Liability at end of period	25	43
Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred in 2010	35
Cumulative costs incurred to date	256
Low Voltage Products
Restructuring and Related Cost
Costs incurred in 2010	36
Cumulative costs incurred to date	114
Process Automation
Restructuring and Related Cost
Costs incurred in 2010	44
Cumulative costs incurred to date	183
Robotics
Liabilities associated with reorganization.
Liability at beginning of period	158	62
Expenses	22	124
Cash payments	(80)	(26)
Exchange rate differences	(7)	1
Change in estimates	(17)	(3)
Liability at end of period	76	158
Robotics | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period	117	62
Expenses	8	76
Cash payments	(59)	(19)
Exchange rate differences	(7)	1
Change in estimates	(14)	(3)
Liability at end of period	45	117
Robotics | Contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period	41
Expenses	14	48
Cash payments	(21)	(7)
Change in estimates	(3)
Liability at end of period	31	41
Automation Products | Employee severance costs | France and Germany
Liabilities associated with reorganization.
Liability at beginning of period	64	6
Expenses	29	61
Cash payments	(25)	(3)
Exchange rate differences	(3)
Liability at end of period	65	64
Automation Products | Contract settlement, loss order and other costs | France and Germany
Liabilities associated with reorganization.
Liability at beginning of period	12
Expenses	6	15
Cash payments	(11)	(3)
Exchange rate differences	(2)
Change in estimates	(2)
Liability at end of period	3	12
Automation Products | France and Germany
Liabilities associated with reorganization.
Liability at beginning of period	76	6
Expenses	35	76
Cash payments	(36)	(6)
Exchange rate differences	(5)
Change in estimates	(2)
Liability at end of period	68	76
Corporate and Other
Restructuring and Related Cost
Costs incurred in 2010	6
Cumulative costs incurred to date	22
Total cost of sales
Restructuring and Related Cost
Restructuring and related expense	110	293	72
Selling, general and administrative expenses:
Restructuring and Related Cost
Restructuring and related expense	36	75	32
Other income (expense), net.
Restructuring and Related Cost
Restructuring and related expense	67	148	3
Employee severance costs
Restructuring and Related Cost
Restructuring and related expense	95	342	99
Contract settlement, loss order and other costs
Restructuring and Related Cost
Restructuring and related expense	98	129	3
Inventory and long-lived asset impairments
Restructuring and Related Cost
Restructuring and related expense	$ 20	$ 45	$ 5

Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating segment and geographic data
Number of new segments after regrouping	2
Operating segment details
Third party revenues	$ 31,589	$ 31,795	$ 34,912
Total revenues	31,589	31,795	34,912
Depreciation and amortization	702	655	661
Earnings before interest and taxes	3,818	4,126	4,552
Capital expenditures	840	967	1,171
Total assets	36,295	34,728	33,011
Power Products
Operating segment details
Third party revenues	8,486	9,370	9,866
Intersegment revenues	1,713	1,869	2,024
Total revenues	10,199	11,239	11,890
Depreciation and amortization	177	185	161
Earnings before interest and taxes	1,622	1,969	2,100
Capital expenditures	200	272	305
Total assets	7,238	6,918	7,136
Power Systems
Operating segment details
Third party revenues	6,590	6,356	6,673
Intersegment revenues	196	193	239
Total revenues	6,786	6,549	6,912
Depreciation and amortization	84	46	54
Earnings before interest and taxes	111	388	592
Capital expenditures	119	131	89
Total assets	6,053	4,617	4,402
Discrete Automation and Motion
Operating segment details
Third party revenues	4,978	4,601	5,695
Intersegment revenues	639	804	893
Total revenues	5,617	5,405	6,588
Depreciation and amortization	78	74	71
Earnings before interest and taxes	926	557	1,066
Capital expenditures	98	119	148
Total assets	3,715	3,370	3,802
Low Voltage Products
Operating segment details
Third party revenues	4,263	3,799	4,466
Intersegment revenues	291	272	281
Total revenues	4,554	4,071	4,747
Depreciation and amortization	105	100	102
Earnings before interest and taxes	806	519	819
Capital expenditures	100	150	174
Total assets	2,904	2,731	2,610
Process Automation
Operating segment details
Third party revenues	7,209	7,606	8,125
Intersegment revenues	223	233	272
Total revenues	7,432	7,839	8,397
Depreciation and amortization	76	80	109
Earnings before interest and taxes	755	643	958
Capital expenditures	76	99	90
Total assets	4,741	4,571	4,664
Corporate and Other
Operating segment details
Third party revenues	63	63	87
Intersegment revenues	1,468	1,504	1,606
Total revenues	1,531	1,567	1,693
Depreciation and amortization	182	170	164
Earnings before interest and taxes	(402)	50	(983)
Capital expenditures	247	196	365
Total assets	11,644	12,521	10,397
Intersegment elimination
Operating segment details
Intersegment revenues	(4,530)	(4,875)	(5,315)
Total revenues	$ (4,530)	$ (4,875)	$ (5,315)

Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic area details
Revenues	$ 31,589	$ 31,795	$ 34,912
Long-lived assets at December 31	4,356	4,072
Collective bargaining agreements, percent and expiration	At December 31, 2010, approximately 64 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2011.
Europe
Geographic area details
Revenues	12,378	13,093	15,815
Long-lived assets at December 31	2,995	2,776
The Americas
Geographic area details
Revenues	6,213	6,049	6,428
Long-lived assets at December 31	345	327
Asia
Geographic area details
Revenues	8,872	8,684	8,967
Long-lived assets at December 31	849	808
Middle East and Africa
Geographic area details
Revenues	4,126	3,969	3,702
Long-lived assets at December 31	$ 167	$ 161
Switzerland
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	21.00%	20.00%
Outside Switzerland
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	98.00%	98.00%	98.00%
Germany
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	7.00%	8.00%	8.00%
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)		12.00%
United States
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	10.00%	10.00%	10.00%
China
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	14.00%	13.00%	11.00%
Sweden
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	12.00%

Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	ABB LTD
Entity Central Index Key	0001091587
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,283,464,611
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY